UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Blended Equity Fund

		Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 10.3%
Distributors — 0.6%
	Genuine Parts Co.	25,160	955,073
Distributors Total			955,073
Hotels, Restaurants & Leisure — 0.4%
	International Game Technology	400	7,508
	Starwood Hotels & Resorts Worldwide, Inc.	15,073	551,220
Hotels, Restaurants & Leisure Total			558,728
Media — 1.6%
	DIRECTV, Class A (a)	25,120	837,752
	DISH Network Corp., Class A	19,570	406,469
	Gannett Co., Inc.	7,000	103,950
	Interpublic Group of Companies, Inc. (a)	1,155	8,524
	Viacom, Inc., Class B (a)	35,078	1,042,869
Media Total			2,399,564
Multiline Retail — 5.9%
	J.C. Penney Co., Inc.	37,386	994,841
	Target Corp.	168,200	8,135,834
Multiline Retail Total			9,130,675
Specialty Retail — 1.8%
	American Eagle Outfitters, Inc.	57,816	981,716
	Best Buy Co., Inc.	15,898	627,335
	Lowe’s Companies, Inc.	52,470	1,227,273
Specialty Retail Total			2,836,324
CONSUMER DISCRETIONARY TOTAL			15,880,364
CONSUMER STAPLES — 12.1%
Beverages — 1.6%
	Diageo PLC, ADR	16,900	1,173,029
	PepsiCo, Inc.	20,783	1,263,606
Beverages Total			2,436,635
Food & Staples Retailing — 3.4%
	Wal-Mart Stores, Inc.	99,560	5,321,482
Food & Staples Retailing Total			5,321,482
Food Products — 1.1%
	Kraft Foods, Inc., Class A	61,036	1,658,958
Food Products Total			1,658,958
Household Products — 2.5%
	Clorox Co.	12,310	750,910
	Colgate-Palmolive Co.	8,142	668,865

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Kimberly-Clark Corp.	13,736	875,121
	Procter & Gamble Co.	25,971	1,574,622
Household Products Total			3,869,518
Personal Products — 0.8%
	Avon Products, Inc.	38,210	1,203,615
Personal Products Total			1,203,615
Tobacco — 2.7%
	Philip Morris International, Inc.	88,120	4,246,503
Tobacco Total			4,246,503
CONSUMER STAPLES TOTAL			18,736,711
ENERGY — 9.6%
Energy Equipment & Services — 1.1%
	Baker Hughes, Inc.	600	24,288
	Cameron International Corp. (a)	8,384	350,451
	Halliburton Co.	25,950	780,836
	Nabors Industries Ltd. (a)	19,889	435,370
	Smith International, Inc.	4,000	108,680
Energy Equipment & Services Total			1,699,625
Oil, Gas & Consumable Fuels — 8.5%
	Alpha Natural Resources, Inc. (a)	11,738	509,194
	Apache Corp.	16,370	1,688,893
	Cabot Oil & Gas Corp.	12,593	548,929
	Chevron Corp.	37,031	2,851,017
	Exxon Mobil Corp.	78,212	5,333,276
	Occidental Petroleum Corp.	18,521	1,506,683
	Royal Dutch Shell PLC, ADR	12,100	727,331
Oil, Gas & Consumable Fuels Total			13,165,323
ENERGY TOTAL			14,864,948
FINANCIALS — 15.3%
Capital Markets — 4.9%
	Ameriprise Financial, Inc.	8,920	346,274
	Bank of New York Mellon Corp.	23,088	645,771
	Goldman Sachs Group, Inc.	15,370	2,595,071
	Morgan Stanley	30,034	889,007
	State Street Corp.	72,900	3,174,066
Capital Markets Total			7,650,189
Commercial Banks — 6.0%
	Comerica, Inc.	33,300	984,681
	Fifth Third Bancorp.	44,200	430,950
	PNC Financial Services Group, Inc.	47,820	2,524,418

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
SunTrust Banks, Inc.	71,000	1,440,590
U.S. Bancorp	46,188	1,039,692
Wells Fargo & Co.	105,154	2,838,106
Commercial Banks Total		9,258,437
Consumer Finance — 0.4%
American Express Co.	1,100	44,572
Discover Financial Services	37,177	546,874
Consumer Finance Total		591,446
Diversified Financial Services — 1.6%
JPMorgan Chase & Co.	59,920	2,496,866
Diversified Financial Services Total		2,496,866
Insurance — 1.7%
Hartford Financial Services Group, Inc.	6,300	146,538
Lincoln National Corp.	36,600	910,608
Prudential Financial, Inc.	22,310	1,110,146
XL Capital Ltd., Class A	22,730	416,641
Insurance Total		2,583,933
Real Estate Investment Trusts (REITs) — 0.2%
Kimco Realty Corp.	17,900	242,187
Real Estate Investment Trusts (REITs) Total		242,187
Thrifts & Mortgage Finance — 0.5%
Hudson City Bancorp, Inc.	61,600	845,768
Thrifts & Mortgage Finance Total		845,768
FINANCIALS TOTAL		23,668,826
HEALTH CARE — 15.7%
Biotechnology — 1.8%
Amgen, Inc. (a)	16,660	942,456
Genzyme Corp. (a)	22,100	1,083,121
Gilead Sciences, Inc. (a)	17,780	769,518
Biotechnology Total		2,795,095
Health Care Equipment & Supplies — 1.1%
Baxter International, Inc.	14,170	831,496
Hospira, Inc. (a)	18,100	923,100
Health Care Equipment & Supplies Total		1,754,596
Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	37,052	965,946
Community Health Systems, Inc. (a)	9,550	339,980
Coventry Health Care, Inc. (a)	7,800	189,462
Humana, Inc. (a)	18,938	831,189
Medco Health Solutions, Inc. (a)	18,620	1,190,004

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	UnitedHealth Group, Inc.	4,500	137,160
Health Care Providers & Services Total			3,653,741
Life Sciences Tools & Services — 0.7%
	Thermo Fisher Scientific, Inc. (a)	23,117	1,102,450
Life Sciences Tools & Services Total			1,102,450
Pharmaceuticals — 9.7%
	Abbott Laboratories	130,100	7,024,099
	Johnson & Johnson	74,992	4,830,235
	Merck & Co., Inc.	11,014	402,451
	Pfizer, Inc.	146,156	2,658,578
Pharmaceuticals Total			14,915,363
HEALTH CARE TOTAL			24,221,245
INDUSTRIALS — 9.8%
Aerospace & Defense — 2.3%
	Boeing Co.	1,000	54,130
	Honeywell International, Inc.	20,626	808,539
	Lockheed Martin Corp.	10,757	810,540
	United Technologies Corp.	26,210	1,819,236
Aerospace & Defense Total			3,492,445
Air Freight & Logistics — 0.9%
	United Parcel Service, Inc., Class B	24,618	1,412,335
Air Freight & Logistics Total			1,412,335
Airlines — 0.2%
	Southwest Airlines Co.	25,200	288,036
Airlines Total			288,036
Commercial Services & Supplies — 1.3%
	Waste Management, Inc.	56,400	1,906,884
Commercial Services & Supplies Total			1,906,884
Industrial Conglomerates — 1.9%
	General Electric Co.	133,411	2,018,508
	Textron, Inc.	13,000	244,530
	Tyco International Ltd.	19,510	696,117
Industrial Conglomerates Total			2,959,155
Machinery — 2.6%
	Dover Corp.	72,790	3,028,792
	Parker Hannifin Corp.	18,280	984,927
Machinery Total			4,013,719

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — 0.6%
W.W. Grainger, Inc.	9,970	965,395
Trading Companies & Distributors Total		965,395
INDUSTRIALS TOTAL		15,037,969
INFORMATION TECHNOLOGY — 21.0%
Communications Equipment — 5.8%
Cisco Systems, Inc. (a)	372,265	8,912,024
Communications Equipment Total		8,912,024
Computers & Peripherals — 7.5%
Apple, Inc. (a)	8,564	1,805,805
EMC Corp. (a)	137,399	2,400,361
Hewlett-Packard Co.	46,400	2,390,064
International Business Machines Corp.	21,015	2,750,863
Teradata Corp. (a)	69,600	2,187,528
Computers & Peripherals Total		11,534,621
Internet Software & Services — 1.1%
Akamai Technologies, Inc. (a)	21,170	536,236
eBay, Inc. (a)	45,160	1,063,067
Google, Inc., Class A (a)	200	123,996
Internet Software & Services Total		1,723,299
IT Services — 0.6%
MasterCard, Inc., Class A	3,828	979,891
IT Services Total		979,891
Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	600	12,240
Novellus Systems, Inc. (a)	19,256	449,435
Texas Instruments, Inc.	32,470	846,168
Xilinx, Inc.	39,940	1,000,897
Semiconductors & Semiconductor Equipment Total		2,308,740
Software — 4.5%
Microsoft Corp.	229,900	7,009,651
Software Total		7,009,651
INFORMATION TECHNOLOGY TOTAL		32,468,226
MATERIALS — 1.6%
Chemicals — 0.8%
Celanese Corp., Series A	20,887	670,473
PPG Industries, Inc.	10,027	586,980
Chemicals Total		1,257,453
Metals & Mining — 0.8%
Rio Tinto PLC, ADR	3,030	652,632

5

	Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
United States Steel Corp.	9,770	538,522
Metals & Mining Total		1,191,154
MATERIALS TOTAL		2,448,607
TELECOMMUNICATION SERVICES — 2.1%
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	70,780	1,983,963
Verizon Communications, Inc.	37,620	1,246,351
Diversified Telecommunication Services Total		3,230,314
TELECOMMUNICATION SERVICES TOTAL		3,230,314
UTILITIES — 1.9%
Electric Utilities — 0.5%
FPL Group, Inc.	15,114	798,321
Electric Utilities Total		798,321
Multi-Utilities — 1.4%
NiSource, Inc.	11,700	179,946
PG&E Corp.	22,978	1,025,968
Public Service Enterprise Group, Inc.	26,228	872,081
Multi-Utilities Total		2,077,995
UTILITIES TOTAL		2,876,316

Total Common Stocks (cost of $82,915,163)		153,433,526

	Par ($)
Short-Term Obligation — 0.9%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.000%, collateralized by a U.S. Government Agency obligation maturing 06/15/12, market value $1,419,656 repurchase proceeds $1,388,000)	1,388,000	1,388,000

Total Short-Term Obligation (cost of $1,388,000)		1,388,000

Total Investments — 100.3% (cost of $84,303,163)(b)(c)		154,821,526

Other Assets & Liabilities, Net — (0.3)%		(389,182)

Net Assets — 100.0%		154,432,344

6

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$153,433,526	$—	$—	$153,433,526
Total Short-Term Obligation	—	1,388,000	—	1,388,000
Total Investments	$153,433,526	$1,388,000	$—	$154,821,526

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $84,303,163.
(c)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$70,892,302	$(373,939)	$70,518,363

7

Acronym	Name
ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Bond Fund

		Par ($)	Value ($)*
Government & Agency Obligations — 28.0%
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
European Investment Bank
	3.000% 04/08/14	3,500,000	3,528,787
International Bank for Reconstruction & Development
	5.000% 04/01/16	3,000,000	3,243,180
Pemex Project Funding Master Trust
	5.750% 03/01/18	1,000,000	1,011,126
Province of Quebec
	4.625% 05/14/18	2,000,000	2,044,698
Republic of Italy
	5.375% 06/12/17	660,000	704,757
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			10,532,548
U.S. GOVERNMENT AGENCIES — 1.4%
Resolution Funding Corp., STRIPS
	(a) 10/15/19	3,915,000	2,512,126
	(a) 10/15/20	3,780,000	2,272,861
	(a) 01/15/21	7,010,000	4,153,334
U.S. GOVERNMENT AGENCIES TOTAL			8,938,321
U.S. GOVERNMENT OBLIGATIONS — 24.9%
U.S. Treasury Bonds
	4.250% 05/15/39	1,775,000	1,665,172
	4.500% 02/15/36	12,000,000	11,820,000
	4.500% 05/15/38	4,685,000	4,587,641
	4.500% 08/15/39	2,010,000	1,964,461
	6.125% 11/15/27	4,000,000	4,765,000
	6.250% 05/15/30	1,000,000	1,221,562
U.S. Treasury Inflation Indexed Bonds
	2.375% 01/15/27	4,175,167	4,393,712
U.S. Treasury Inflation Indexed Notes
	1.625% 01/15/18 (b)	7,517,100	7,695,045
U.S. Treasury Notes
	0.750% 11/30/11	4,000,000	3,973,908
	1.000% 09/30/11	12,085,000	12,081,701
	1.375% 10/15/12	8,135,000	8,089,241
	1.375% 11/15/12	3,825,000	3,797,506
	1.750% 08/15/12	14,780,000	14,875,834
	2.375% 09/30/14	38,215,000	37,892,465
	2.625% 07/31/14	245,000	246,225
	3.000% 09/30/16	26,560,000	26,068,215
	3.375% 11/15/19	2,280,000	2,193,086

1

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	3.625% 08/15/19	6,065,300	5,962,948
U.S. Treasury STRIPS
	(a) 11/15/19	5,230,000	3,470,382
U.S. GOVERNMENT OBLIGATIONS TOTAL			156,764,104

	Total Government & Agency Obligations (cost of $177,355,752)		176,234,973
Corporate Fixed-Income Bonds & Notes — 22.4%
BASIC MATERIALS — 1.6%
Chemicals — 0.8%
Dow Chemical Co.
	5.900% 02/15/15	2,155,000	2,315,711
	8.550% 05/15/19	625,000	745,716
	9.400% 05/15/39	200,000	264,430
Lubrizol Corp.
	8.875% 02/01/19	1,400,000	1,740,598
Chemicals Total			5,066,455
Iron/Steel — 0.8%
ArcelorMittal
	7.000% 10/15/39	1,270,000	1,337,201
	9.850% 06/01/19	785,000	1,015,320
Nucor Corp.
	5.850% 06/01/18	2,385,000	2,570,043
Iron/Steel Total			4,922,564
BASIC MATERIALS TOTAL			9,989,019
COMMUNICATIONS — 3.3%
Media — 2.0%
Comcast Cable Holdings LLC
	9.800% 02/01/12	2,600,000	2,942,693
Comcast Corp.
	6.950% 08/15/37	125,000	136,236
News America, Inc.
	6.400% 12/15/35	695,000	713,653
Time Warner Cable, Inc.
	3.500% 02/01/15	5,330,000	5,265,747
Time Warner Companies., Inc.
	7.250% 10/15/17	1,183,000	1,324,868
Time Warner, Inc.
	6.500% 11/15/36	2,035,000	2,124,825
Media Total			12,508,022

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 1.3%
AT&T, Inc.
	5.500% 02/01/18	1,850,000	1,930,320
	6.550% 02/15/39	600,000	632,197
British Telecommunications PLC
	5.950% 01/15/18	285,000	289,661
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	1,665,000	1,806,988
	8.500% 11/15/18	600,000	744,229
Deutsche Telekom International Finance, Multi-Coupon Bond
	8.750% 06/15/30 (c)	500,000	643,055
Telefonica Emisiones SAU
	6.421% 06/20/16	2,000,000	2,219,864
Telecommunication Services Total			8,266,314
COMMUNICATIONS TOTAL			20,774,336
CONSUMER CYCLICAL — 0.4%
Retail — 0.4%
CVS Pass-Through Trust
	6.036% 12/10/28	765,656	724,571
	8.353% 07/10/31 (d)	1,261,365	1,387,791
McDonald’s Corp.
	5.000% 02/01/19	200,000	209,040
Retail Total			2,321,402
CONSUMER CYCLICAL TOTAL			2,321,402
CONSUMER NON-CYCLICAL — 1.6%
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (d)	550,000	623,789
	7.750% 01/15/19 (d)	700,000	819,557
	8.000% 11/15/39 (d)	635,000	790,522
	8.200% 01/15/39 (d)	340,000	429,930
Beverages Total			2,663,798
Food — 0.4%
Campbell Soup Co.
	4.500% 02/15/19	990,000	990,691
ConAgra Foods, Inc.
	7.000% 10/01/28	1,300,000	1,393,128
Food Total			2,383,819

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — 0.5%
Roche Holdings, Inc.
	6.000% 03/01/19 (d)	2,200,000	2,417,472
WellPoint, Inc.
	7.000% 02/15/19	635,000	710,202
Healthcare Services Total			3,127,674
Household Products/Wares — 0.1%
Fortune Brands, Inc.
	5.125% 01/15/11	750,000	773,544
Household Products/Wares Total			773,544
Pharmaceuticals — 0.2%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	1,300,000	1,365,684
Pharmaceuticals Total			1,365,684
CONSUMER NON-CYCLICAL TOTAL			10,314,519
ENERGY — 2.5%
Oil & Gas — 1.1%
Canadian Natural Resources Ltd.
	6.250% 03/15/38	520,000	538,167
Devon Energy Corp.
	6.300% 01/15/19	485,000	540,027
Hess Corp.
	7.300% 08/15/31	660,000	750,015
Marathon Oil Corp.
	7.500% 02/15/19	1,060,000	1,223,364
Nexen, Inc.
	5.650% 05/15/17	1,000,000	1,039,975
	7.500% 07/30/39	445,000	510,168
Talisman Energy, Inc.
	5.850% 02/01/37	300,000	286,632
	7.750% 06/01/19	1,579,000	1,854,388
Oil & Gas Total			6,742,736
Oil & Gas Services — 0.6%
Halliburton Co.
	5.900% 09/15/18	400,000	435,682
Smith International, Inc.
	9.750% 03/15/19	925,000	1,171,723
Weatherford International Ltd.
	5.150% 03/15/13	2,175,000	2,277,721
Oil & Gas Services Total			3,885,126

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 0.8%
Enbridge Energy Partners LP
	7.500% 04/15/38	750,000	853,739
Energy Transfer Partners LP
	6.000% 07/01/13	230,000	245,912
Kinder Morgan Energy Partners LP
	6.500% 09/01/39	120,000	120,938
	6.950% 01/15/38	750,000	799,322
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	150,000	150,112
	6.650% 01/15/37	750,000	765,180
	8.750% 05/01/19	865,000	1,019,916
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/15) (c)(e)	210,000	197,036
	7.625% 01/15/39	1,000,000	1,231,607
Pipelines Total			5,383,762
ENERGY TOTAL			16,011,624
FINANCIALS — 8.7%
Banks — 5.5%
Bank of New York Mellon Corp.
	5.450% 05/15/19	2,145,000	2,252,012
Barclays Bank PLC
	5.000% 09/22/16	825,000	842,995
Capital One Capital IV
	6.745% 02/17/37 (02/17/32) (c)(e)	825,000	684,750
Capital One Capital V
	10.250% 08/15/39	1,000,000	1,162,500
Capital One Financial Corp.
	5.700% 09/15/11	1,585,000	1,664,838
	7.375% 05/23/14	290,000	328,347
Citigroup, Inc.
	5.250% 02/27/12	2,605,000	2,691,525
	6.010% 01/15/15	3,895,000	3,977,177
	6.375% 08/12/14	1,362,500	1,426,411
Comerica Bank
	0.321% 06/30/10 (01/29/10) (c)(e)	350,000	347,781
	5.200% 08/22/17	660,000	611,841
	5.750% 11/21/16	250,000	241,939
Deutsche Bank AG London
	4.875% 05/20/13	765,000	812,719
Fifth Third Bank
	4.200% 02/23/10	905,000	908,592

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Goldman Sachs Group, Inc.
	6.000% 05/01/14	1,445,000	1,580,495
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	105,000	102,011
JPMorgan Chase Capital XX
	6.550% 09/29/36	1,970,000	1,805,501
JPMorgan Chase Capital XXII
	6.450% 02/02/37	1,425,000	1,307,774
KeyBank NA
	5.800% 07/01/14	750,000	729,986
Keycorp
	6.500% 05/14/13	1,425,000	1,470,797
Morgan Stanley
	6.750% 04/15/11	2,000,000	2,118,966
National City Corp.
	4.900% 01/15/15	575,000	587,409
Northern Trust Corp.
	5.500% 08/15/13	2,005,000	2,193,259
USB Capital IX
	6.189% 04/15/49 (04/15/11) (c)(e)	3,510,000	2,821,162
Wachovia Capital Trust III
	5.800% 03/29/49 (03/15/11) (c)(e)	285,000	218,025
Westpac Banking Corp.
	4.200% 02/27/15	1,825,000	1,855,061
Banks Total			34,743,873
Diversified Financial Services — 0.7%
Ameriprise Financial, Inc.
	7.300% 06/28/19	855,000	950,811
Discover Financial Services
	10.250% 07/15/19	445,000	520,369
International Lease Finance Corp.
	4.875% 09/01/10	1,887,000	1,812,533
	5.650% 06/01/14	195,000	147,373
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (f)(g)	2,620,000	543,650
Diversified Financial Services Total			3,974,736
Insurance — 2.0%
CNA Financial Corp.
	5.850% 12/15/14	424,000	417,911
ING Groep NV
	5.775% 12/29/49 (12/08/15) (c)(e)	1,450,000	1,071,102

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (d)	855,000	782,795
	10.750% 06/15/58 (c)(d)	1,310,000	1,388,600
Lincoln National Corp.
	8.750% 07/01/19	1,030,000	1,176,882
MetLife Capital Trust X
	9.250% 04/08/38 (c)(d)	710,000	802,300
MetLife, Inc.
	10.750% 08/01/39	1,165,000	1,434,611
Principal Life Income Funding Trusts
	5.300% 04/24/13	2,040,000	2,154,030
Prudential Financial, Inc.
	7.375% 06/15/19	1,045,000	1,171,620
Transatlantic Holdings, Inc.
	8.000% 11/30/39	1,040,000	1,058,847
Unum Group
	7.125% 09/30/16	1,210,000	1,253,674
Insurance Total			12,712,372
Real Estate Investment Trusts (REITs) — 0.5%
Brandywine Operating Partnership LP
	7.500% 05/15/15	1,435,000	1,458,105
Duke Realty LP
	7.375% 02/15/15	755,000	796,210
	8.250% 08/15/19	990,000	1,034,508
Real Estate Investment Trusts (REITs) Total			3,288,823
FINANCIALS TOTAL			54,719,804
INDUSTRIALS — 1.5%
Aerospace & Defense — 0.2%
Embraer Overseas Ltd.
	6.375% 01/15/20	1,125,000	1,125,000
Aerospace & Defense Total			1,125,000
Machinery — 0.2%
Caterpillar Financial Services Corp.
	4.850% 12/07/12	265,000	284,960
Caterpillar, Inc.
	8.250% 12/15/38	590,000	787,422
Machinery Total			1,072,382
Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	995,000	1,188,962

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	335,000	375,852
Miscellaneous Manufacturing Total			1,564,814
Transportation — 0.9%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (c)(e)	1,320,000	1,267,200
Burlington Northern Santa Fe Corp.
	6.750% 07/15/11	805,000	866,924
Union Pacific Corp.
	7.875% 01/15/19	2,725,000	3,297,252
Transportation Total			5,431,376
INDUSTRIALS TOTAL			9,193,572
TECHNOLOGY — 0.4%
Networking & Telecom Equipment — 0.1%
Cisco Systems, Inc.
	5.900% 02/15/39	830,000	839,201
Networking & Telecom Equipment Total			839,201
Office/Business Equipment — 0.2%
Xerox Corp.
	6.400% 03/15/16	950,000	1,009,963
Office/Business Equipment Total			1,009,963
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	815,000	894,947
Software Total			894,947
TECHNOLOGY TOTAL			2,744,111
UTILITIES — 2.4%
Electric — 1.9%
Commonwealth Edison Co.
	5.950% 08/15/16	1,000,000	1,070,657
Duke Energy Carolinas LLC
	5.100% 04/15/18	1,000,000	1,034,506
	5.250% 01/15/18	2,000,000	2,094,178
Georgia Power Co.
	5.700% 06/01/17	1,185,000	1,285,819
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (d)	815,000	808,059
Nisource Finance Corp.
	5.250% 09/15/17	685,000	673,750
Oncor Electric Delivery Co.
	5.950% 09/01/13	750,000	804,655

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Pacific Gas & Electric Co.
	5.625% 11/30/17	1,665,000	1,777,689
Peco Energy Co.
	5.350% 03/01/18	2,175,000	2,285,779
Electric Total			11,835,092
Gas — 0.5%
Atmos Energy Corp.
	6.350% 06/15/17	500,000	530,564
	8.500% 03/15/19	800,000	971,698
Nakilat, Inc.
	6.067% 12/31/33 (d)	1,155,000	1,001,408
Sempra Energy
	6.500% 06/01/16	415,000	450,071
Gas Total			2,953,741
UTILITIES TOTAL			14,788,833

	Total Corporate Fixed-Income Bonds & Notes (cost of $133,048,006)		140,857,220
Mortgage-Backed Securities — 20.4%
Federal Home Loan Mortgage Corporation
	4.500% 09/01/24	3,977,641	4,092,450
	4.500% 11/01/24	17,073,533	17,566,337
	5.000% 03/01/21	69,224	72,629
	5.469% 05/01/39 (01/01/10) (c)(e)	7,492,972	7,914,885
	5.608% 08/01/37 (01/01/10) (c)(e)	2,910,125	3,079,243
	5.690% 06/01/37 (01/01/10) (c)(e)	2,737,868	2,902,992
	5.720% 06/01/36 (01/01/10) (c)(e)	3,358,120	3,532,681
	6.000% 02/01/39	1,765,700	1,874,026
	7.000% 12/01/35	1,294,424	1,416,591
Federal National Mortgage Association
	4.000% 03/01/39	3,413,100	3,298,604
	4.000% 10/01/39	7,458,042	7,207,110
	4.000% 12/01/39	1,597,843	1,544,082
	4.500% 07/01/24	3,014,129	3,103,954
	4.500% 11/01/24	4,370,492	4,500,738
	4.500% 02/01/39	6,443,644	6,438,275
	4.500% 11/01/39	3,000,000	2,997,500
	4.600% 09/01/19	1,965,000	1,975,041
	4.680% 06/01/19	1,587,573	1,608,362
	4.680% 09/01/19	2,975,000	2,989,932

9

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	4.760% 09/01/19	1,580,412	1,606,000
	4.770% 06/01/19	1,639,886	1,676,228
	5.500% 06/01/35	477,552	501,629
	5.612% 10/01/37 (01/01/10) (c)(e)	2,296,148	2,428,846
	6.000% 05/01/37	6,624,720	7,027,379
	6.000% 08/01/38	16,213,985	17,189,358
	6.000% 12/01/38	5,778,046	6,125,632
	6.500% 02/01/13	71,844	77,096
	7.500% 10/01/29	53,872	60,779
Government National Mortgage Association
	4.375% 04/20/28 (01/01/10) (c)(e)	10,384	10,669
	4.375% 06/20/28 (01/01/10) (c)(e)	84,913	87,248
	4.500% 07/20/33	1,270,052	1,279,042
	4.500% 09/15/33	621,273	626,089
	4.500% 07/15/39	8,692,303	8,713,508
	6.000% 03/20/28	189,564	202,808
	6.500% 05/15/23	1,397	1,488
	6.500% 05/15/28	83,191	89,870
	6.500% 06/15/28	43,235	46,706
	6.500% 12/15/31	112,649	121,657
	6.500% 04/15/32	21,929	23,621
	7.000% 05/15/29	105,975	117,962
	7.500% 03/15/28	43,951	49,475
	8.000% 10/15/17	104,514	115,262
	8.000% 01/15/30	167,594	192,755
	8.500% 06/15/17	222,109	247,674
	8.500% 11/15/17	86,680	94,762
	8.500% 12/15/17	427,997	467,908
	9.000% 12/15/17	375,198	416,643
	9.000% 06/15/30	27,613	31,975
	9.500% 11/15/17	331,478	370,140

	Total Mortgage-Backed Securities (cost of $128,522,968)		128,115,641
Commercial Mortgage-Backed Securities — 17.7%
Bank of America Commercial Mortgage, Inc.
	4.760% 11/10/39	2,497,000	2,431,172
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	895,000	911,093
	4.933% 02/13/42 (01/01/10) (c)(e)	2,290,000	2,238,602

10

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.201% 12/11/38	885,000	850,391
	5.471% 01/12/45 (01/01/10) (c)(e)	725,000	686,154
	5.518% 09/11/41	5,000,000	4,989,427
	5.540% 09/11/41	765,000	745,064
	5.719% 06/11/40 (01/01/10) (c)(e)	3,000,000	2,726,911
	5.742% 09/11/42 (01/01/10) (c)(e)	1,880,000	1,810,621
	6.480% 02/15/35	6,508,565	6,736,643
Chase Commercial Mortgage Securities Corp.
	6.275% 02/12/16 (01/01/10) (c)(d)(e)	4,415,000	4,603,519
Credit Suisse First Boston Mortgage Securities Corp.
	6.006% 11/15/36 (01/01/10) (c)(d)(e)	1,000,000	768,520
Credit Suisse Mortgage Capital Certificates
	5.723% 06/15/39 (01/01/10) (c)(e)	575,000	459,907
CW Capital Cobalt Ltd.
	5.820% 05/15/46 (01/01/10) (c)(e)	1,295,000	1,060,076
GE Capital Commercial Mortgage Corp.
	5.189% 07/10/39 (01/01/10) (c)(e)	1,835,000	1,831,161
	6.734% 01/15/33 (c)	6,775,000	6,767,954
GMAC Commercial Mortgage Securities, Inc.
	5.485% 05/10/40 (01/01/10) (c)(e)	1,060,000	1,096,275
	6.978% 05/15/33 (01/01/10) (c)(e)	910,101	909,514
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (01/01/10) (c)(e)	8,774,000	8,905,629
	5.918% 07/10/38 (01/01/10) (c)(e)	1,065,000	971,005
GS Mortgage Securities Corp. II
	5.805% 08/10/45 (01/01/10) (c)(e)	1,645,000	1,412,471
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.716% 02/15/51	1,551,000	1,230,984
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	4,315,000	4,442,550
	5.430% 02/15/40	2,035,000	1,757,811
	5.611% 04/15/41	1,053,656	1,090,771
Merrill Lynch Mortgage Trust
	4.747% 06/12/43 (01/01/10) (c)(e)	2,500,000	2,365,342
Morgan Stanley Capital I
	4.970% 12/15/41	4,315,000	4,318,198
	4.989% 08/13/42	1,390,000	1,345,485
	5.150% 06/13/41	4,795,000	4,920,375
	5.328% 11/12/41	3,000,000	2,818,232

11

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
	5.447% 02/12/44 (01/01/10) (c)(e)	985,000	863,195
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	1,245,000	1,265,957
	4.920% 03/12/35	1,370,000	1,392,983
	5.080% 09/15/37	1,705,000	1,737,470
	5.980% 01/15/39	1,430,000	1,497,507
	6.390% 07/15/33	2,393,169	2,494,296
	7.500% 10/15/33 (c)	3,150,000	3,222,934
Wachovia Bank Commercial Mortgage Trust
	4.039% 10/15/41	2,924,150	2,919,380
	5.001% 07/15/41	4,793,670	4,856,980
	5.037% 03/15/42	1,940,000	1,978,101
	5.230% 07/15/41 (01/01/10) (c)(e)	3,905,000	3,924,648
	5.609% 03/15/45 (01/01/10) (c)(e)	1,905,000	1,506,103
	5.726% 06/15/45	1,099,069	1,115,521
	5.765% 07/15/45 (01/01/10) (c)(e)	4,430,000	4,012,439
	5.997% 06/15/45	920,000	923,040

	Total Commercial Mortgage-Backed Securities (cost of $109,813,248)		110,912,411

Asset-Backed Securities — 4.2%
American Express Credit Account Master Trust
	0.273% 02/15/13 (01/15/10) (c)(e)	2,640,000	2,634,026
	0.513% 01/15/13 (01/15/10) (c)(d)(e)	1,030,000	1,023,998
BMW Vehicle Lease Trust
	2.040% 04/15/11	1,810,000	1,819,791
Capital Auto Receivables Asset Trust
	4.460% 07/15/14	4,690,000	4,889,916
	5.210% 03/17/14	2,015,000	2,111,451
Capital One Multi-Asset Execution Trust
	1.333% 04/15/13 (01/15/10) (c)(e)	1,840,000	1,844,376
Carmax Auto Owner Trust
	5.270% 11/15/12	1,500,000	1,565,097
Citibank Credit Card Issuance Trust
	0.257% 05/21/12 (02/22/10) (c)(e)	810,000	808,908
	2.250% 12/23/14	2,860,000	2,844,445
Daimler Chrysler Auto Trust
	4.480% 08/08/14	920	947
Discover Card Master Trust
	0.594% 06/15/15 (03/15/10) (c)(e)	690,000	676,736

12

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	1.533% 12/15/14 (01/15/10) (c)(e)	1,335,000	1,341,541
	1.533% 02/17/15 (01/15/10) (c)(e)	1,020,000	1,030,020
Discover Card Master Trust I
	0.333% 08/15/12 (01/15/10) (c)(e)	2,390,000	2,383,141
Franklin Auto Trust
	5.360% 05/20/16	1,030,000	1,066,391

	Total Asset-Backed Securities (cost of $25,582,084)		26,040,784

Municipal Bonds — 0.3%
CALIFORNIA — 0.3%
CA State
	Series 2009,
	7.550% 04/01/39	955,000	938,269
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	880,000	810,735
CALIFORNIA TOTAL			1,749,004

	Total Municipal Bonds (cost of $1,899,695)		1,749,004

Collateralized Mortgage Obligation — 0.2%
AGENCY — 0.2%
Federal Home Loan Mortgage Corporation
	6.500% 07/15/31	1,417,825	1,491,227
AGENCY TOTAL			1,491,227

	Total Collateralized Mortgage Obligation (cost of $1,470,127)		1,491,227

Short-Term Obligation — 6.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 01/16/13, market value $38,639,700 (repurchase proceeds $37,882,000)	37,882,000	37,882,000

	Total Short-Term Obligation (cost of $37,882,000)		37,882,000

	Total Investments — 99.2% (cost of $615,573,880)(h)(i)		623,283,260

	Other Assets & Liabilities, Net — 0.8%		5,170,189

	Net Assets — 100.0%		628,453,449

13

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Government & Agency Obligations
Foreign Government Obligations	$—	$10,532,548	$—	$10,532,548
U.S. Government Agencies	—	8,938,321	—	8,938,321
U.S. Government Obligations	153,293,722	3,470,382	—	156,764,104
Total Government & Agency Obligations	153,293,722	22,941,251	—	176,234,973
Total Corporate Fixed-Income Bonds & Notes	—	140,857,220	—	140,857,220
Total Mortgage-Backed Securities	—	128,115,641	—	128,115,641
Total Commercial Mortgage-Backed Securities	—	110,912,411	—	110,912,411
Total Asset-Backed Securities	—	26,040,784	—	26,040,784
Total Municipal Bonds	—	1,749,004	—	1,749,004
Total Collateralized Mortgage Obligation	—	1,491,227	—	1,491,227
Total Short-Term Obligation	—	37,882,000	—	37,882,000
Total Investments	153,293,722	469,989,538	—	623,283,260
Unrealized Appreciation on Futures Contracts	886,026	—	—	886,026
Value of Credit Default Swap Contracts	—	(490,124)	—	(490,124)
Total	$154,179,748	$469,499,414	$—	$623,679,162

(a)	Zero coupon bond.
(b)	A portion of this security is held as collateral for open futures contracts. At December 31, 2009, the total market value of the security pledged amounted to $1,126,039.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities, which are not illiquid, amounted to $17,648,260, which represents 2.8% of net assets.

(e)	Parenthetical date represents the next interest rate reset date for the security.
(f)

The issuer has filed for bankruptcy protection under Chapter 11and is in default of certain debt covenants. Income is not being accrued. At December 31, 2009, the value of this security amounted to $543,650 which represents 0.1% of net assets.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(h)	Cost for federal income tax purposes is $615,573,880.
(i)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$15,200,834	$(7,491,454)	$7,709,380

At December 31, 2009, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premium Paid (Received)	Value of Contract
Barclays Capital	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	$3,070,000	$130,483	$19,737
Barclays Capital	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	2,600,000	(211,618)	(137,523)
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	3,155,000	(128,324)	(318,576)
Barclays Capital	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	660,000	(27,057)	(88,740)
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	3,070,000	10,672	34,978
							$(490,124)

At December 31, 2009, cash of $630,000 was pledged as collateral for open credit default swap contracts.

At December 31, 2009, the Fund held the following open short futures contracts:

Risk Exposure/Type

	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
Interest Rate Risk
10-Year U.S. Treasury Notes	440	$50,799,375	$51,685,401	Mar-2010	$886,026

15

Acronym	Name

STRIPS	Separate Trading of Registered Interest and Principal of Securities

16

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Emerging Markets Fund

		Shares	Value ($)*
Common Stocks — 94.5%
CONSUMER DISCRETIONARY — 8.6%
Auto Components — 1.3%
	Hyundai Mobis	25,292	3,689,181
	Nokian Renkaat Oyj	65,585	1,591,297
Auto Components Total			5,280,478
Automobiles — 1.4%
	Hero Honda Motors Ltd.	46,992	1,729,498
	PT Astra International Tbk	1,032,500	3,792,788
Automobiles Total			5,522,286
Distributors — 0.4%
	Li & Fung Ltd.	432,000	1,769,618
Distributors Total			1,769,618
Diversified Consumer Services — 0.5%
	MegaStudy Co. Ltd.	10,520	2,155,511
Diversified Consumer Services Total			2,155,511
Hotels, Restaurants & Leisure — 1.3%
	Ctrip.com International Ltd., ADR (a)	14,000	1,006,040
	Genting Malysia Bhd	928,000	757,583
	Shangri-La Asia Ltd.	722,000	1,350,490
	Wynn Macau Ltd. (a)	1,500,000	1,830,065
Hotels, Restaurants & Leisure Total			4,944,178
Household Durables — 1.1%
	LG Electronics, Inc.	5,780	599,138
	PDG Realty SA Empreendimentos e Participacoes	164,400	1,613,264
	Woongjin Coway Co., Ltd.	58,920	1,942,604
Household Durables Total			4,155,006
Leisure Equipment & Products — 0.4%
	Giant Manufacturing Co., Ltd.	569,800	1,587,211
Leisure Equipment & Products Total			1,587,211
Media — 0.6%
	Naspers Ltd.	59,561	2,417,051
Media Total			2,417,051
Multiline Retail — 0.4%
	Golden Eagle Retail Group Ltd.	798,000	1,610,399
Multiline Retail Total			1,610,399
Specialty Retail — 0.7%
	Belle International Holdings Ltd.	2,361,000	2,727,286
Specialty Retail Total			2,727,286

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 0.5%
	Ports Design Ltd.	631,000	1,954,024
Textiles, Apparel & Luxury Goods Total			1,954,024
CONSUMER DISCRETIONARY TOTAL			34,123,048
CONSUMER STAPLES — 4.5%
Beverages — 0.4%
	Fomento Economico Mexicano SAB de CV, ADR	31,527	1,509,513
Beverages Total			1,509,513
Food & Staples Retailing — 1.9%
	BIM Birlesik Magazalar AS	77,772	3,605,442
	Drogasil SA	110,700	1,770,518
	Eurocash SA	139,400	759,418
	Magnit OAO, GDR (b)(c)	84,619	1,341,211
Food & Staples Retailing Total			7,476,589
Household Products — 0.4%
	Hindustan Unilever Ltd.	254,919	1,442,197
Household Products Total			1,442,197
Personal Products — 1.0%
	Hypermarcas SA (a)	180,100	4,133,805
Personal Products Total			4,133,805
Tobacco — 0.8%
	ITC Ltd.	343,059	1,840,926
	KT&G Corp.	28,768	1,589,633
Tobacco Total			3,430,559
CONSUMER STAPLES TOTAL			17,992,663
ENERGY — 9.8%
Oil, Gas & Consumable Fuels — 9.8%
	Cairn India Ltd. (a)	362,672	2,183,284
	CNOOC Ltd.	1,668,000	2,592,575
	Gazprom OAO, ADR	204,623	5,217,887
	LUKOIL, ADR	119,933	6,872,161
	OGX Petroleo e Gas Participacoes SA	323,300	3,160,407
	PetroChina Co., Ltd., Class H	2,706,000	3,223,911
	PT Tambang Batubara Bukit Asam Tbk	1,332,500	2,448,766
	Rosneft Oil Co., GDR	761,864	6,514,881
	Straits Asia Resources Ltd.	1,530,000	2,813,843

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Yanzhou Coal Mining Co., Ltd., Class H	1,700,000	3,719,454
Oil, Gas & Consumable Fuels Total			38,747,169
ENERGY TOTAL			38,747,169
FINANCIALS — 23.3%
Commercial Banks — 15.3%
	Banco Bradesco SA, ADR	104,650	2,288,695
	Banco Santander Chile, ADR	21,221	1,374,696
	Bangkok Bank PCL, Foreign Registered Shares	754,900	2,627,927
	Bank of China Ltd., Class H	9,145,000	4,896,327
	Bank Rakyat Indonesia	2,598,500	2,099,640
	China Construction Bank Corp., Class H	8,413,000	7,160,998
	CIMB Group Holdings Bhd	753,200	2,823,455
	HDFC Bank Ltd., ADR	25,519	3,319,512
	ICICI Bank Ltd., ADR	41,925	1,580,992
	Industrial & Commercial Bank of China, Class H	6,695,000	5,494,292
	Itau Unibanco Holding SA, ADR	374,415	8,551,639
	Kasikornbank PCL, Foreign Registered Shares	835,700	2,126,520
	OTP Bank PLC (a)	49,900	1,415,282
	PT Bank Central Asia Tbk	6,281,000	3,229,169
	Shinhan Financial Group Co., Ltd. (a)	79,290	2,944,330
	Standard Bank Group Ltd.	168,550	2,315,534
	Turkiye Garanti Bankasi AS	781,535	3,319,581
	Turkiye Is Bankasi, Class C	161,922	682,454
	Union Bank of India	414,210	2,319,781
Commercial Banks Total			60,570,824
Diversified Financial Services — 2.5%
	AMMB Holdings Bhd	1,514,000	2,202,567
	BM&F BOVESPA SA	568,100	3,948,211
	Bolsa Mexicana de Valores SA de CV (a)	1,184,900	1,391,229
	Hong Kong Exchanges & Clearing Ltd.	62,700	1,116,211
	Metro Pacific Investments Corp. (a)	23,634,000	1,329,631
Diversified Financial Services Total			9,987,849
Insurance — 2.5%
	Amil Participacoes SA	123,900	965,863
	China Life Insurance Co., Ltd., Class H	1,467,000	7,187,877
	China Pacific Insurance Group Co. Ltd., Class H (a)	397,736	1,585,117
Insurance Total			9,738,857

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Management & Development — 3.0%
	Ayala Land, Inc.	7,084,000	1,721,967
	China Overseas Land & Investment Ltd.	1,209,440	2,529,316
	China Vanke Co., Ltd., Class B	1,847,380	2,310,394
	DLF Ltd.	167,900	1,291,878
	Quality Houses PCL	10,126,000	803,412
	SM Prime Holdings, Inc.	6,811,000	1,434,562
	Unitech Ltd.	1,059,290	1,847,569
Real Estate Management & Development Total			11,939,098
FINANCIALS TOTAL			92,236,628
HEALTH CARE — 1.7%
Biotechnology — 0.3%
	China Nuokang Bio-Pharmaceutical, Inc., ADR (a)	159,302	1,250,521
Biotechnology Total			1,250,521
Health Care Providers & Services — 0.5%
	Fleury SA (a)	154,500	1,631,967
	Sinopharm Group Co., Class H (a)	116,370	409,446
Health Care Providers & Services Total			2,041,413
Pharmaceuticals — 0.9%
	Pharmstandard, Series S, GDR (a)(b)(c)	24,828	508,725
	Richter Gedeon Nyrt.	4,252	962,510
	Teva Pharmaceutical Industries Ltd., ADR	33,523	1,883,322
Pharmaceuticals Total			3,354,557
HEALTH CARE TOTAL			6,646,491
INDUSTRIALS — 8.3%
Airlines — 1.4%
	Lan Airlines SA, ADR	95,851	1,597,836
	Turk Hava Yollari A.O.	1,058,616	4,038,513
Airlines Total			5,636,349
Construction & Engineering — 1.8%
	Aveng Ltd.	203,807	1,094,286
	CTCI Corp.	4,167,000	4,256,401
	Murray & Roberts Holdings Ltd.	289,377	1,808,145
Construction & Engineering Total			7,158,832
Electrical Equipment — 2.7%
	Bharat Heavy Electricals Ltd.	30,534	1,567,913
	Harbin Electric, Inc. (a)	125,915	2,586,294
	LS Cable Ltd.	24,967	2,472,576

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Yingli Green Energy Holding Co., Ltd., ADR (a)	60,600	958,086
	Zhuzhou CSR Times Electric Co., Ltd., Class H	1,518,000	3,086,472
Electrical Equipment Total			10,671,341
Industrial Conglomerates — 0.7%
	Barloworld Ltd.	432,000	2,624,662
Industrial Conglomerates Total			2,624,662
Road & Rail — 0.7%
	All America Latina Logistica SA	295,100	2,736,599
Road & Rail Total			2,736,599
Transportation Infrastructure — 1.0%
	China Merchants Holdings International Co., Ltd.	194,000	624,967
	Cia de Concessoes Rodoviarias	95,000	2,165,292
	Cosco Pacific Ltd.	926,000	1,178,084
Transportation Infrastructure Total			3,968,343
INDUSTRIALS TOTAL			32,796,126
INFORMATION TECHNOLOGY — 13.6%
Computers & Peripherals — 0.6%
	Wistron Corp.	1,183,000	2,284,762
Computers & Peripherals Total			2,284,762
Electronic Equipment, Instruments & Components — 3.2%
	HON HAI Precision Industry Co., Ltd.	1,709,099	8,039,955
	Suprema, Inc.	71,232	1,080,388
	WPG Holdings Co., Ltd.	2,006,000	3,462,590
Electronic Equipment, Instruments & Components Total			12,582,933
Internet Software & Services — 1.1%
	NHN Corp. (a)	12,490	2,062,426
	Tencent Holdings Ltd.	111,000	2,395,157
Internet Software & Services Total			4,457,583
IT Services — 1.6%
	Infosys Technologies Ltd.	18,700	1,042,131
	Infosys Technologies Ltd., ADR	8,026	443,597
	Redecard SA	295,800	4,874,132
IT Services Total			6,359,860
Semiconductors & Semiconductor Equipment — 7.1%
	Advanced Semiconductor Engineering, Inc.	1,345,000	1,203,182
	MediaTek, Inc.	222,000	3,855,241
	Samsung Electronics Co., Ltd.	21,532	14,705,990

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,941,190	3,893,905
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	243,695	2,787,871
	United Microelectronics Corp. (a)	1,877,000	1,003,202
	United Microelectronics Corp., ADR (a)	233,875	907,435
Semiconductors & Semiconductor Equipment Total			28,356,826
INFORMATION TECHNOLOGY TOTAL			54,041,964
MATERIALS — 15.4%
Chemicals — 0.5%
	Israel Chemicals Ltd.	159,009	2,076,112
Chemicals Total			2,076,112
Construction Materials — 1.1%
	PT Indocement Tunggal Prakarsa Tbk	2,851,700	4,160,318
Construction Materials Total			4,160,318
Metals & Mining — 13.8%
	Anglo Platinum Ltd. (a)	23,460	2,500,134
	AngloGold Ashanti Ltd., ADR	34,687	1,393,724
	ArcelorMittal South Africa Ltd.	129,000	1,790,801
	BHP Billiton Ltd., ADR	32,067	2,455,691
	Cia de Minas Buenaventura SA, ADR	40,165	1,344,323
	Eastern Platinum Ltd. (a)	2,121,500	1,866,214
	Eurasian Natural Resources Corp.	109,030	1,608,115
	Freeport-McMoRan Copper & Gold, Inc. (a)	31,839	2,556,353
	Gold Fields Ltd., ADR	125,022	1,639,038
	Gujarat NRE Coke Ltd.	993,500	1,694,466
	Hidili Industry International Development Ltd. (a)	2,107,000	2,621,580
	Kumba Iron Ore Ltd.	82,200	3,367,311
	Maanshan Iron & Steel, Class H (a)	1,623,784	1,170,980
	Mechel, ADR	96,700	1,819,894
	Novolipetsk Steel OJSC, GDR (a)(b)(c)	40,041	1,229,259
	POSCO	7,757	4,083,567
	Steel Authority Of India Ltd.	511,355	2,616,081
	Sterlite Industries India Ltd.	146,046	2,687,795
	Tata Steel Ltd.	149,000	1,956,789
	Vale SA	494,200	14,321,531
Metals & Mining Total			54,723,646
MATERIALS TOTAL			60,960,076
TELECOMMUNICATION SERVICES — 6.9%
Diversified Telecommunication Services — 2.1%
	Chunghwa Telecom Co., Ltd., ADR	179,324	3,330,047

6

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	Vimpel-Communications, ADR	275,200	5,115,968
Diversified Telecommunication Services Total			8,446,015
Wireless Telecommunication Services — 4.8%
	America Movil SAB de CV, Series L, ADR	94,764	4,452,013
	China Mobile Ltd., ADR	25,795	1,197,662
	Millicom International Cellular SA	21,940	1,618,514
	Mobile TeleSystems OJSC, ADR	95,880	4,687,573
	MTN Group Ltd.	136,520	2,171,945
	Philippine Long Distance Telephone Co., ADR	31,963	1,811,343
	SK Telecom Co., Ltd.	17,881	2,599,508
	Turkcell Iletisim Hizmet AS, ADR	33,341	583,134
Wireless Telecommunication Services Total			19,121,692
TELECOMMUNICATION SERVICES TOTAL			27,567,707
UTILITIES — 2.4%
Gas Utilities — 2.4%
	PT Perusahaan Gas Negara	11,013,500	4,548,556
	Xinao Gas Holdings Ltd.	1,896,000	4,842,960
Gas Utilities Total			9,391,516
UTILITIES TOTAL			9,391,516

	Total Common Stocks (cost of $229,301,162)		374,503,388

Preferred Stock — 5.8%
CONSUMER STAPLES — 0.6%
Food & Staples Retailing — 0.6%
	Cia Brasileira de Distribuicao Grupo Pao de Acucar	62,000	2,326,431
Food & Staples Retailing Total			2,326,431
CONSUMER STAPLES TOTAL			2,326,431
ENERGY — 4.6%
Oil, Gas & Consumable Fuels — 4.6%
	Petroleo Brasileiro SA	865,200	18,341,266
Oil, Gas & Consumable Fuels Total			18,341,266
ENERGY TOTAL			18,341,266

7

		Shares	Value ($)
Preferred Stock — (continued)
MATERIALS — 0.6%
Metals & Mining — 0.6%
	Usinas Siderurgicas de Minas Gerais SA	79,900	2,248,686
Metals & Mining Total			2,248,686
MATERIALS TOTAL			2,248,686

	Total Preferred Stock (cost of $5,452,310)		22,916,383

		Par ($)
Short-Term Obligation — 0.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 06/15/12, market value $1,394,750 (repurchase proceeds $1,366,000)	1,366,000	1,366,000

	Total Short-Term Obligation (cost of $1,366,000)		1,366,000

	Total Investments — 100.6% (cost of $236,119,472)(d)(e)		398,785,771

	Other Assets & Liabilities, Net — (0.6)%		(2,535,240)

	Net Assets — 100.0%		396,250,531

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$1,006,040	$33,117,008	$—	$34,123,048
Consumer Staples	1,509,513	16,483,150	—	17,992,663
Energy	18,604,929	20,142,240	—	38,747,169
Financials	19,310,175	72,926,453	—	92,236,628
Health Care	3,133,843	3,512,648	—	6,646,491
Industrials	5,142,216	27,653,910	—	32,796,126
Information Technology	4,138,903	49,903,061	—	54,041,964
Materials	13,075,237	47,884,839	—	60,960,076
Telecommunication Services	22,796,254	4,771,453	—	27,567,707
Utilities	—	9,391,516	—	9,391,516
Total Common Stocks	88,717,110	285,786,278	—	374,503,388
Total Preferred Stock	—	22,916,383	—	22,916,383
Total Short-Term Obligation	—	1,366,000	—	1,366,000
Total Investments	$88,717,110	$310,068,661	$—	$398,785,771

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2009, the value of these securities amounted to $3,079,195, which represents 0.8% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities, which are not illiquid, amounted to $3,079,195, which represents 0.8% of net assets.

(d)	Cost for federal income tax purposes is $236,119,472.
(e)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$163,898,756	$(1,232,457)	$162,666,299

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

9

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Energy and Natural Resources Fund

		Shares	Value ($)*
Common Stocks — 98.9%
ENERGY — 71.3%
Energy Equipment & Services — 20.2%
	Cameron International Corp. (a)	275,000	11,495,000
	Halliburton Co.	700,000	21,063,000
	Helmerich & Payne, Inc.	300,000	11,964,000
	Noble Corp.	150,000	6,105,000
	Oceaneering International, Inc. (a)	150,000	8,778,000
	Patterson-UTI Energy, Inc.	400,000	6,140,000
	Schlumberger Ltd.	350,000	22,781,500
	Smith International, Inc.	100,000	2,717,000
	Transocean Ltd. (a)	225,000	18,630,000
	Weatherford International Ltd. (a)	750,000	13,432,500
	Willbros Group, Inc. (a)	400,000	6,748,000
Energy Equipment & Services Total			129,854,000
Oil, Gas & Consumable Fuels — 51.1%
	Alpha Natural Resources, Inc. (a)	325,000	14,098,500
	Anadarko Petroleum Corp.	150,000	9,363,000
	Apache Corp.	225,000	23,213,250
	BP PLC, ADR	175,000	10,144,750
	Brigham Exploration Co. (a)	293,300	3,974,215
	Canadian Natural Resources Ltd.	100,000	7,195,000
	Carrizo Oil & Gas, Inc. (a)	400,000	10,596,000
	Chesapeake Energy Corp.	600,000	15,528,000
	Chevron Corp.	175,000	13,473,250
	Concho Resources, Inc. (a)	250,000	11,225,000
	ConocoPhillips	300,000	15,321,000
	Continental Resources, Inc. (a)	325,000	13,939,250
	Denbury Resources, Inc. (a)	500,000	7,400,000
	Devon Energy Corp.	100,000	7,350,000
	EnCana Corp.	375,000	12,146,250
	EXCO Resources, Inc.	300,000	6,369,000
	Newfield Exploration Co.	75,000	3,617,250
	Northern Oil And Gas, Inc. (a)	1,094,135	12,954,558
	Occidental Petroleum Corp.	250,000	20,337,500
	Oilsands Quest, Inc. (a)	3,800,000	4,370,000
	Peabody Energy Corp.	200,000	9,042,000
	PetroHawk Energy Corp. (a)	550,000	13,194,500
	Range Resources Corp.	300,000	14,955,000
	Southwestern Energy Co. (a)	400,000	19,280,000
	Suncor Energy, Inc.	350,000	12,358,500
	Total SA, ADR	200,000	12,808,000

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Ultra Petroleum Corp. (a)	125,000	6,232,500
	Valero Energy Corp.	500,000	8,375,000
	XTO Energy, Inc.	200,000	9,306,000
Oil, Gas & Consumable Fuels Total			328,167,273
ENERGY TOTAL			458,021,273
INDUSTRIALS — 5.9%
Construction & Engineering — 0.9%
	Jacobs Engineering Group, Inc. (a)	150,000	5,641,500
Construction & Engineering Total			5,641,500
Marine — 1.2%
	Genco Shipping & Trading Ltd. (a)	350,000	7,833,000
Marine Total			7,833,000
Road & Rail — 2.7%
	Union Pacific Corp.	275,000	17,572,500
Road & Rail Total			17,572,500
Transportation Infrastructure — 1.1%
	Aegean Marine Petroleum Network, Inc.	250,000	6,870,000
Transportation Infrastructure Total			6,870,000
INDUSTRIALS TOTAL			37,917,000
MATERIALS — 19.5%
Chemicals — 3.9%
	Praxair, Inc.	150,000	12,046,500
	Sociedad Quimica y Minera de Chile SA, ADR	175,000	6,574,750
	Solutia, Inc. (a)	500,000	6,350,000
Chemicals Total			24,971,250
Metals & Mining — 14.6%
	BHP Billiton Ltd., ADR	175,000	13,401,500
	Freeport-McMoRan Copper & Gold, Inc. (a)	200,000	16,058,000
	Goldcorp, Inc.	200,000	7,868,000
	Novagold Resources, Inc. (a)	1,050,000	6,436,500
	Steel Dynamics, Inc.	400,000	7,088,000
	United States Steel Corp.	350,000	19,292,000
	Vale SA, ADR	350,000	10,160,500
	Walter Energy, Inc.	175,000	13,179,250
Metals & Mining Total			93,483,750

2

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 1.0%
	International Paper Co.	250,000	6,695,000
Paper & Forest Products Total			6,695,000
MATERIALS TOTAL			125,150,000
UTILITIES — 2.2%
Electric Utilities — 2.2%
	American Electric Power Co., Inc.	400,000	13,916,000
Electric Utilities Total			13,916,000
UTILITIES TOTAL			13,916,000

	Total Common Stocks (cost of $530,258,460)		635,004,273

		Par ($)
Short-Term Obligation — 0.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by U.S. Government Agency obligation maturing 03/13/14, market value $875,050(repurchase proceeds $854,000)	854,000	854,000

	Total Short-Term Obligation (cost of $854,000)		854,000

	Total Investments — 99.0% (cost of $531,112,460)(b)(c)		635,858,273

	Other Assets & Liabilities, Net — 1.0%		6,253,541

	Net Assets — 100.0%		642,111,814

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$635,004,273	$—	$—	$635,004,273
Total Short-Term Obligation	—	854,000	—	854,000
Total Investments	$635,004,273	$854,000	$—	$635,858,273

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $531,112,460.
(c)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

4

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$114,054,790	$(9,308,977)	$104,745,813

Acronym	Name
ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Income Fund

			Par ($) (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 88.3%
BASIC MATERIALS — 5.4%
Chemicals — 3.3%
Dow Chemical Co.
	5.900% 02/15/15		4,390,000	4,717,389
	8.550% 05/15/19		1,440,000	1,718,129
	9.400% 05/15/39		4,845,000	6,405,822
Georgia Gulf Corp.
	9.000% 01/15/17 (b)		80,000	80,800
Huntsman International LLC
	6.875% 11/15/13 (b)	EUR	170,000	226,035
	7.875% 11/15/14		475,000	464,312
INEOS Group Holdings PLC
	8.500% 02/15/16 (b)		685,000	460,662
INVISTA
	9.250% 05/01/12 (b)		660,000	669,900
Lubrizol Corp.
	6.500% 10/01/34		1,310,000	1,339,140
	8.875% 02/01/19		715,000	888,948
NOVA Chemicals Corp.
	8.375% 11/01/16 (b)		160,000	162,400
	8.625% 11/01/19 (b)		160,000	162,800
Solutia, Inc.
	8.750% 11/01/17		325,000	338,406
Terra Capital, Inc.
	7.750% 11/01/19 (b)		230,000	246,100
Chemicals Total				17,880,843
Forest Products & Paper — 0.4%
Clearwater Paper Corp.
	10.625% 06/15/16 (b)		145,000	161,857
Domtar Corp.
	10.750% 06/01/17		295,000	346,625
Georgia-Pacific Corp.
	8.000% 01/15/24		480,000	489,600
NewPage Corp.
	10.000% 05/01/12		535,000	382,525
	11.375% 12/31/14 (b)		440,000	444,400
PE Paper Escrow GmbH
	12.000% 08/01/14 (b)		475,000	524,875
Forest Products & Paper Total				2,349,882

1

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 1.1%
ArcelorMittal
	7.000% 10/15/39	2,930,000	3,085,038
	9.850% 06/01/19	165,000	213,411
Nucor Corp.
	5.000% 06/01/13	1,280,000	1,356,936
Russel Metals, Inc.
	6.375% 03/01/14	300,000	285,000
Steel Dynamics, Inc.
	8.250% 04/15/16 (04/07/10) (c)(d)	800,000	833,000
United States Steel Corp.
	7.000% 02/01/18	385,000	377,105
Iron/Steel Total			6,150,490
Metals & Mining — 0.6%
FMG Finance Ltd.
	10.625% 09/01/16 (b)	615,000	680,344
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	705,000	771,975
Noranda Aluminium Holding Corp.
	PIK,
	7.024% 11/15/14 (05/15/10) (c)(d)	369,523	248,042
Teck Resources Ltd.
	10.750% 05/15/19	520,000	621,400
Vedanta Resources PLC
	9.500% 07/18/18 (b)	600,000	609,000
Metals & Mining Total			2,930,761
BASIC MATERIALS TOTAL			29,311,976
COMMUNICATIONS — 12.0%
Advertising — 0.0%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	100,000	96,000
Advertising Total			96,000
Media — 4.6%
CCH II LLC/CCH II Capital Corp.
	13.500% 11/30/16	480,362	565,626
Cengage Learning Acquisitions, Inc.
	10.500% 01/15/15 (b)	235,000	224,719
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (b)	365,000	368,650
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17 (b)	195,000	200,850

2

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
CMP Susquehanna Corp.
	3.273% 05/15/14 (02/13/10) (c)(d)(e)	30,000	13,500
Comcast Corp.
	6.950% 08/15/37	5,080,000	5,536,656
CSC Holdings, Inc.
	8.500% 04/15/14 (b)	665,000	708,225
DirecTV Holdings LLC
	6.375% 06/15/15	1,120,000	1,163,400
DISH DBS Corp.
	6.625% 10/01/14	280,000	282,450
	7.875% 09/01/19	260,000	272,675
Liberty Media LLC
	8.250% 02/01/30	445,000	407,731
Local TV Finance LLC
	PIK,
	9.250% 06/15/15 (b)	253,575	109,037
News America, Inc.
	6.400% 12/15/35	1,780,000	1,827,773
	6.550% 03/15/33	500,000	512,117
Sinclair Television Group, Inc.
	9.250% 11/01/17 (b)	480,000	499,200
Sirius XM Radio, Inc.
	9.750% 09/01/15 (b)	565,000	594,663
Time Warner Cable, Inc.
	3.500% 02/01/15	8,890,000	8,782,831
	5.000% 02/01/20	2,759,000	2,675,488
Media Total			24,745,591
Telecommunication Services — 7.4%
AT&T, Inc.
	5.625% 06/15/16	1,645,000	1,767,126
	6.550% 02/15/39	1,830,000	1,928,201
British Telecommunications PLC
	5.950% 01/15/18	3,390,000	3,445,437
	9.625% 12/15/30	3,500,000	4,459,756
Cellco Partnership/Verizon Wireless Capital LLC
	5.550% 02/01/14	5,135,000	5,572,903
Citizens Communications Co.
	7.875% 01/15/27	860,000	791,200

3

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (b)	470,000	477,050
Cricket Communications, Inc.
	9.375% 11/01/14	705,000	708,525
Crown Castle International Corp.
	9.000% 01/15/15	310,000	330,150
Digicel Group Ltd.
	8.875% 01/15/15 (b)	1,085,000	1,052,450
GeoEye, Inc.
	9.625% 10/01/15 (b)	460,000	473,225
Global Crossing Ltd.
	12.000% 09/15/15 (b)	540,000	592,650
Hellas Telecommunications Luxembourg II
	6.034% 01/15/15 (01/15/10) (b)(c)(d)(f)	245,000	7,350
Intelsat Bermuda Ltd.
	11.250% 02/04/17 (b)	895,000	897,237
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	855,000	925,537
Level 3 Financing, Inc.
	8.750% 02/15/17	265,000	241,813
Lucent Technologies, Inc.
	6.450% 03/15/29	1,135,000	812,944
MetroPCS Wireless, Inc.
	9.250% 11/01/14	805,000	815,062
Nextel Communications, Inc.
	7.375% 08/01/15	815,000	792,587
Nielsen Finance LLC/Nielsen Finance Co.
	11.500% 05/01/16	595,000	664,912
NII Capital Corp.
	10.000% 08/15/16 (b)	210,000	219,975
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16 (b)	430,000	454,725
Orascom Telecom Finance SCA
	7.875% 02/08/14 (b)	220,000	199,100
Quebecor Media, Inc.
	7.750% 03/15/16	880,000	877,800
Qwest Communications International, Inc.
	7.500% 02/15/14	560,000	562,100

4

			Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Qwest Corp.
	7.500% 10/01/14		350,000	363,563
	7.500% 06/15/23		400,000	378,000
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)		205,000	217,300
Sprint Capital Corp.
	6.875% 11/15/28		215,000	178,719
Syniverse Technologies, Inc.
	7.750% 08/15/13		280,000	278,250
Telefonica Emisiones SAU
	6.221% 07/03/17		760,000	837,679
	6.421% 06/20/16		2,900,000	3,218,803
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		390,000	402,188
Verizon Communications, Inc.
	8.950% 03/01/39		1,500,000	2,029,581
Virgin Media Finance PLC
	9.500% 08/15/16		740,000	794,575
West Corp.
	11.000% 10/15/16		630,000	658,350
Wind Acquisition Finance SA
	11.750% 07/15/17 (b)		592,000	646,760
	11.750% 07/15/17 (b)	EUR	225,000	350,772
	12.000% 12/01/15 (b)		65,000	69,550
Windstream Corp.
	8.625% 08/01/16		730,000	742,775
Telecommunication Services Total				40,236,680
COMMUNICATIONS TOTAL				65,078,271
CONSUMER CYCLICAL — 5.5%
Airlines — 0.6%
American Airlines, Inc.
	10.500% 10/15/12 (b)		245,000	256,025
Continental Airlines, Inc.
	7.461% 04/01/15		3,281,066	3,117,013
Airlines Total				3,373,038
Apparel — 0.0%
Levi Strauss & Co.
	9.750% 01/15/15		30,000	31,500
Apparel Total				31,500
Auto Manufacturers — 0.2%
General Motors Corp.
	7.200% 01/15/11 (f)		390,000	105,300

5

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
	8.375% 07/15/33 (f)	810,000	218,700
Navistar International Corp.
	8.250% 11/01/21	570,000	584,250
Auto Manufacturers Total			908,250
Auto Parts & Equipment — 0.2%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	430,000	447,200
	10.500% 05/15/16	165,000	182,325
TRW Automotive, Inc.
	7.000% 03/15/14 (b)	505,000	494,900
Auto Parts & Equipment Total			1,124,425
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp.
	9.500% 12/15/16 (b)	220,000	215,050
Distribution/Wholesale Total			215,050
Entertainment — 0.5%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14 (b)	355,000	299,088
Boyd Gaming Corp.
	6.750% 04/15/14	425,000	383,031
	7.125% 02/01/16	20,000	17,400
Jacobs Entertainment, Inc.
	9.750% 06/15/14	360,000	335,700
Mohegan Tribal Gaming Authority
	11.500% 11/01/17 (b)	315,000	321,300
Pinnacle Entertainment, Inc.
	8.625% 08/01/17 (b)	310,000	316,200
Six Flags, Inc.
	9.625% 06/01/14 (f)	259,000	83,204
WMG Acquisition Corp.
	7.375% 04/15/14	380,000	367,175
WMG Holdings Corp.
	9.500% 12/15/14	345,000	349,312
Entertainment Total			2,472,410
Home Builders — 0.3%
Beazer Homes USA, Inc.
	8.625% 05/15/11	240,000	234,000
D.R. Horton, Inc.
	5.625% 09/15/14	440,000	425,700

6

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
	5.625% 01/15/16	185,000	172,975
KB Home
	5.875% 01/15/15	345,000	319,125
Ryland Group, Inc.
	8.400% 05/15/17	180,000	192,600
Standard Pacific Corp.
	7.000% 08/15/15	390,000	339,300
Home Builders Total			1,683,700
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	625,000	514,843
Leisure Time Total			514,843
Lodging — 0.5%
Harrah’s Operating Co., Inc.
	10.000% 12/15/18 (b)	282,000	226,305
	11.250% 06/01/17 (b)	150,000	156,938
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp.
	11.250% 06/01/17 (b)	385,000	402,806
Host Hotels & Resorts LP
	6.750% 06/01/16	435,000	432,825
Mashantucket Western Pequot Tribe
	8.500% 11/15/15 (b)(g)	485,000	118,825
MGM Mirage
	6.750% 09/01/12	365,000	325,762
Seminole Indian Tribe of Florida
	7.804% 10/01/20 (b)	535,000	453,798
Snoqualmie Entertainment Authority
	4.680% 02/01/14 (02/01/10) (b)(c)(d)	70,000	34,300
	9.125% 02/01/15 (b)	240,000	127,200
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	460,000	461,150
Lodging Total			2,739,909
Retail — 3.1%
AmeriGas Partners LP
	7.125% 05/20/16	465,000	465,000
	7.250% 05/20/15	75,000	75,000
Best Buy Co., Inc.
	6.750% 07/15/13	2,755,000	3,026,627
CVS Pass-Through Trust
	5.298% 01/11/27 (b)	1,896,812	1,749,477
	6.036% 12/10/28	1,986,064	1,879,492

7

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
	8.353% 07/10/31 (b)	3,918,176	4,310,894
Dollar General Corp.
	PIK,
	11.875% 07/15/17	402,000	464,310
General Nutrition Centers, Inc.
	PIK,
	5.178% 03/15/14 (03/15/10) (c)(d)	140,000	130,550
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	235,000	238,525
	8.750% 03/01/15	320,000	328,800
Landry’s Restaurants, Inc.
	11.625% 12/01/15 (b)	245,000	259,700
Limited Brands, Inc.
	8.500% 06/15/19 (b)	455,000	494,813
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	645,000	658,706
McDonald’s Corp.
	5.700% 02/01/39	1,460,000	1,489,229
Rite Aid Corp.
	9.500% 06/15/17	690,000	600,300
Starbucks Corp.
	6.250% 08/15/17	120,000	126,919
Toys R US, Inc.
	7.375% 10/15/18	780,000	713,700
Retail Total			17,012,042
CONSUMER CYCLICAL TOTAL			30,075,167
CONSUMER NON-CYCLICAL — 7.1%
Beverages — 1.7%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (b)	4,275,000	4,848,538
	7.750% 01/15/19 (b)	535,000	626,375
	8.000% 11/15/39 (b)	2,270,000	2,825,959
	8.200% 01/15/39 (b)	580,000	733,410
Cott Beverages, Inc.
	8.375% 11/15/17 (b)	105,000	108,413
Beverages Total			9,142,695
Commercial Services — 0.5%
ACE Cash Express, Inc.
	10.250% 10/01/14 (b)	220,000	160,600
ARAMARK Corp.

8

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
	8.500% 02/01/15	565,000	581,950
Ashtead Holdings PLC
	8.625% 08/01/15 (b)	455,000	457,275
Corrections Corp. of America
	6.250% 03/15/13	315,000	316,575
Iron Mountain, Inc.
	8.000% 06/15/20	450,000	456,750
Rental Service Corp.
	9.500% 12/01/14	425,000	425,531
Service Corp. International
	6.750% 04/01/16	325,000	314,438
	7.000% 06/15/17	75,000	72,750
Commercial Services Total			2,785,869
Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.
	9.750% 11/15/15 (b)	80,000	82,600
Cosmetics/Personal Care Total			82,600
Food — 1.6%
Campbell Soup Co.
	4.500% 02/15/19	1,995,000	1,996,393
ConAgra Foods, Inc.
	7.000% 10/01/28	2,385,000	2,555,854
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (b)	360,000	407,700
Kroger Co.
	8.000% 09/15/29	1,581,000	1,899,810
New Albertsons, Inc.
	8.000% 05/01/31	375,000	340,313
Pinnacle Foods Finance LLC
	9.250% 04/01/15 (b)	160,000	162,400
	9.250% 04/01/15	500,000	507,500
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	270,000	251,100
Smithfield Foods, Inc.
	10.000% 07/15/14 (b)	470,000	509,950
Food Total			8,631,020
Healthcare Products — 0.2%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	1,070,000	1,160,950
Healthcare Products Total			1,160,950

9

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — 1.5%
Community Health Systems, Inc.
	8.875% 07/15/15	560,000	579,600
DaVita, Inc.
	7.250% 03/15/15	295,000	295,737
HCA, Inc.
	9.250% 11/15/16	295,000	316,756
	PIK,
	9.625% 11/15/16	1,772,000	1,918,190
Health Net, Inc.
	6.375% 06/01/17	465,000	416,175
Healthsouth Corp.
	8.125% 02/15/20	165,000	162,525
	10.750% 06/15/16	270,000	293,625
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	1,470,000	1,615,311
U.S. Oncology Holdings, Inc.
	PIK,
	6.428% 03/15/12 (03/15/10) (c)(d)	396,000	370,260
U.S. Oncology, Inc.
	9.125% 08/15/17	310,000	325,500
WellPoint, Inc.
	7.000% 02/15/19	1,485,000	1,660,866
Healthcare Services Total			7,954,545
Household Products/Wares — 0.1%
American Greetings Corp.
	7.375% 06/01/16	255,000	248,625
Jostens IH Corp.
	7.625% 10/01/12	250,000	251,250
Household Products/Wares Total			499,875
Pharmaceuticals — 1.5%
Abbott Laboratories
	5.600% 05/15/11	1,000,000	1,060,633
Elan Finance PLC
	4.273% 11/15/11 (02/15/10) (c)(d)	265,000	249,100
	8.875% 12/01/13	280,000	278,600
Novartis Securities Investment Ltd.
	5.125% 02/10/19	3,290,000	3,456,231
Omnicare, Inc.
	6.750% 12/15/13	620,000	607,600
	6.875% 12/15/15	50,000	48,625

10

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	390,000	401,700
Wyeth
	6.500% 02/01/34	2,000,000	2,210,824
Pharmaceuticals Total			8,313,313
CONSUMER NON-CYCLICAL TOTAL			38,570,867
DIVERSIFIED — 0.1%
Diversified Holding Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	7.125% 02/15/13	490,000	499,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
	7.750% 10/15/16 (b)	225,000	230,062
Diversified Holding Companies Total			729,862
DIVERSIFIED TOTAL			729,862
ENERGY — 10.7%
Coal — 0.3%
Arch Western Finance LLC
	6.750% 07/01/13	390,000	387,075
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
	8.500% 12/15/19 (b)	170,000	173,400
Massey Energy Co.
	6.875% 12/15/13	815,000	813,981
Coal Total			1,374,456
Energy-Alternate Sources — 0.1%
Headwaters, Inc.
	11.375% 11/01/14 (b)	315,000	328,387
Energy-Alternate Sources Total			328,387
Oil & Gas — 5.5%
Antero Resources Finance Corp.
	9.375% 12/01/17 (b)	240,000	244,800
Canadian Natural Resources Ltd.
	6.250% 03/15/38	1,825,000	1,888,760
Chaparral Energy, Inc.
	8.875% 02/01/17	235,000	207,388
Chesapeake Energy Corp.
	6.375% 06/15/15	205,000	200,900
Cimarex Energy Co.
	7.125% 05/01/17	545,000	550,450
Compton Petroleum Corp.

11

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	7.625% 12/01/13	360,000	287,100
Connacher Oil & Gas Ltd.
	11.750% 07/15/14 (b)	475,000	524,875
Devon Energy Corp.
	6.300% 01/15/19	1,150,000	1,280,476
Forest Oil Corp.
	8.500% 02/15/14 (b)	650,000	679,250
Frontier Oil Corp.
	8.500% 09/15/16	230,000	239,200
Gazprom International SA
	7.201% 02/01/20 (b)	1,949,918	1,986,479
Hess Corp.
	7.300% 08/15/31	2,870,000	3,261,428
Marathon Oil Corp.
	6.000% 07/01/12	320,000	345,549
	7.500% 02/15/19	505,000	582,829
Newfield Exploration Co.
	6.625% 04/15/16	620,000	621,550
Nexen, Inc.
	5.875% 03/10/35	2,070,000	1,954,208
	7.500% 07/30/39	1,190,000	1,364,270
OPTI Canada, Inc.
	8.250% 12/15/14	855,000	704,306
Penn Virginia Corp.
	10.375% 06/15/16	255,000	277,950
PetroHawk Energy Corp.
	7.875% 06/01/15	345,000	348,450
Qatar Petroleum
	5.579% 05/30/11 (b)	350,070	359,684
Quicksilver Resources, Inc.
	7.125% 04/01/16	715,000	666,737
Range Resources Corp.
	7.500% 05/15/16	205,000	210,637
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (b)	640,000	670,214
	5.838% 09/30/27 (b)	1,200,000	1,197,132
Southwestern Energy Co.
	7.500% 02/01/18	300,000	318,000
Talisman Energy, Inc.

12

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
	5.850% 02/01/37	3,615,000	3,453,916
	7.750% 06/01/19	4,311,000	5,062,869
Tesoro Corp.
	6.625% 11/01/15	450,000	427,500
United Refining Co.
	10.500% 08/15/12	270,000	254,475
Oil & Gas Total			30,171,382
Oil & Gas Services — 0.7%
Smith International, Inc.
	9.750% 03/15/19	1,480,000	1,874,756
Weatherford International Ltd.
	7.000% 03/15/38	1,780,000	1,803,959
Oil & Gas Services Total			3,678,715
Pipelines — 4.1%
Atlas Pipeline Partners LP
	8.125% 12/15/15	355,000	314,175
El Paso Corp.
	6.875% 06/15/14	350,000	349,741
	7.250% 06/01/18	220,000	217,360
Enbridge Energy Partners LP
	7.500% 04/15/38	1,785,000	2,031,900
Energy Transfer Partners LP
	6.000% 07/01/13	1,865,000	1,994,026
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	1,185,000	1,274,319
	6.500% 09/01/39	1,985,000	2,000,505
	6.950% 01/15/38	1,530,000	1,630,617
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	490,000	470,400
MarkWest Energy Partners LP
	6.875% 11/01/14	205,000	195,775
	8.500% 07/15/16	455,000	462,963
ONEOK Partners LP
	6.850% 10/15/37	1,090,000	1,139,912
Plains All American Pipeline LP/PAA Finance Corp.
	5.750% 01/15/20	265,000	265,198
	6.500% 05/01/18	3,750,000	4,010,201
	6.650% 01/15/37	2,635,000	2,688,333
	8.750% 05/01/19	630,000	742,829
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (c)(d)	2,610,000	2,448,874

13

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Williams Companies, Inc.
	7.875% 09/01/21	145,000	166,318
Pipelines Total			22,403,446
ENERGY TOTAL			57,956,386
FINANCIALS — 31.8%
Banks — 18.6%
Barclays Bank PLC
	5.000% 09/22/16	2,470,000	2,523,876
	7.375% 06/29/49 (12/01/11) (b)(c)(d)	900,000	801,000
Capital One Capital IV
	6.745% 02/17/37 (d)	5,340,000	4,432,200
Capital One Capital V
	10.250% 08/15/39	4,240,000	4,929,000
Capital One Financial Corp.
	5.700% 09/15/11	960,000	1,008,356
	7.375% 05/23/14	255,000	288,719
Chinatrust Commercial Bank
	5.625% 12/29/49 (03/17/15) (b)(c)(d)	825,000	694,100
Citigroup, Inc.
	4.125% 02/22/10	1,590,000	1,595,783
	6.010% 01/15/15	8,520,000	8,699,755
	6.375% 08/12/14	3,956,000	4,141,564
	6.875% 03/05/38	1,460,000	1,457,106
	8.125% 07/15/39	2,593,000	2,926,582
Comerica Bank
	0.321% 06/30/10 (01/29/10) (c)(d)	900,000	894,295
	5.200% 08/22/17	2,080,000	1,928,227
	5.750% 11/21/16	2,985,000	2,888,749
Discover Bank/Greenwood DE
	8.700% 11/18/19	4,465,000	4,783,596
HSBC Capital Funding LP
	9.547% 12/31/49 (b)(d)	2,700,000	2,781,000
HSBC Holdings PLC
	6.800% 06/01/38	2,000,000	2,170,542
JPMorgan Chase Capital XVII
	5.850% 08/01/35	1,950,000	1,696,925
JPMorgan Chase Capital XX
	6.550% 09/29/36	4,620,000	4,234,221
KeyBank NA
	5.800% 07/01/14	1,695,000	1,649,769

14

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Keycorp
	6.500% 05/14/13	3,260,000	3,364,770
Lloyds TSB Group PLC
	6.267% 12/31/49 (11/14/16) (b)(c)(d)	1,665,000	999,000
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	763,000	751,449
Merrill Lynch & Co., Inc.
	5.700% 05/02/17 (h)	6,370,000	6,243,696
	7.750% 05/14/38 (h)	2,585,000	2,840,240
Morgan Stanley
	7.300% 05/13/19	1,010,000	1,134,159
National City Bank of Cleveland
	6.200% 12/15/11	575,000	612,296
National City Bank of Kentucky
	6.300% 02/15/11	1,020,000	1,054,008
National City Corp.
	6.875% 05/15/19	1,840,000	1,947,642
Northern Trust Co.
	6.500% 08/15/18	3,450,000	3,843,317
Northern Trust Corp.
	5.500% 08/15/13	2,005,000	2,193,259
SunTrust Preferred Capital I
	5.853% 12/31/49 (12/15/11) (c)(d)	545,000	365,150
USB Capital IX
	6.189% 04/15/42 (04/15/49) (c)(d)	5,900,000	4,742,125
USB Capital XIII Trust
	6.625% 12/15/39	6,050,000	6,148,857
Wachovia Capital Trust III
	5.800% 03/15/42 (03/15/11) (c)(d)	970,000	742,050
Westpac Banking Corp.
	4.200% 02/27/15	7,300,000	7,420,246
Zions Bancorporation
	7.750% 09/23/14	245,000	216,212
Banks Total			101,143,841
Diversified Financial Services — 3.8%
American General Finance Corp.
	6.900% 12/15/17	205,000	142,343
Ameriprise Financial, Inc.
	7.300% 06/28/19	2,095,000	2,329,766
Cemex Finance LLC
	9.500% 12/14/16 (b)	555,000	581,362

15

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
CIT Group, Inc.
	7.000% 05/01/17	585,000	507,487
Discover Financial Services
	10.250% 07/15/19	1,090,000	1,274,611
E*Trade Financial Corp.
	PIK,
	12.500% 11/30/17	255,000	289,744
Eaton Vance Corp.
	6.500% 10/02/17	2,230,000	2,306,039
Ford Motor Credit Co., LLC
	7.500% 08/01/12	210,000	211,776
	7.800% 06/01/12	1,025,000	1,036,022
	8.000% 12/15/16	525,000	525,698
Fund American Companies, Inc.
	5.875% 05/15/13	1,557,000	1,553,684
GMAC, Inc.
	6.875% 09/15/11 (b)	855,000	842,175
	8.000% 11/01/31 (b)	405,000	364,500
International Lease Finance Corp.
	4.875% 09/01/10	2,418,000	2,322,578
	5.625% 09/15/10	1,750,000	1,731,082
	5.650% 06/01/14	681,000	514,672
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (e)(f)	11,430,000	2,371,725
	6.875% 05/02/18 (e)(f)	600,000	124,500
Nuveen Investments, Inc.
	10.500% 11/15/15	420,000	381,150
PF Export Receivables Master Trust
	3.748% 06/01/13 (b)	453,347	442,021
Reliance Intermediate Holdings LP
	9.500% 12/15/19 (b)	360,000	374,850
Sears Roebuck Acceptance Corp.
	7.000% 02/01/11	130,000	130,650
SLM Corp.
	5.000% 10/01/13	275,000	252,983
Diversified Financial Services Total			20,611,418

16

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — 7.4%
Asurion Corp.
	6.734% 07/02/15 (01/11/10) (c)(d)(i)	365,000	350,879
CNA Financial Corp.
	5.850% 12/15/14	1,078,000	1,062,520
Crum & Forster Holdings Corp.
	7.750% 05/01/17	415,000	394,769
HUB International Holdings, Inc.
	10.250% 06/15/15 (b)	340,000	312,800
ING Groep NV
	5.775% 12/29/49 (12/08/15) (c)(d)	5,519,000	4,076,836
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (b)	3,555,000	3,254,780
	10.750% 06/15/58 (06/15/58) (b)(c)(d)	2,200,000	2,332,000
Lincoln National Corp.
	7.000% 05/17/66 (05/17/16) (c)(d)	850,000	705,500
	8.750% 07/01/19	4,215,000	4,816,076
MetLife Capital Trust X
	9.250% 04/08/38 (04/08/38) (b)(c)(d)	5,385,000	6,085,050
MetLife, Inc.
	6.750% 06/01/16	5,090,000	5,699,991
	10.750% 08/01/39	465,000	572,613
Principal Life Income Funding Trusts
	5.300% 04/24/13	2,485,000	2,623,904
Provident Companies, Inc.
	7.000% 07/15/18	120,000	115,227
Prudential Financial, Inc.
	4.500% 07/15/13	1,580,000	1,597,868
	4.750% 06/13/15	1,075,000	1,068,624
Transatlantic Holdings, Inc.
	8.000% 11/30/39	2,775,000	2,825,288
Unum Group
	7.125% 09/30/16	2,230,000	2,310,490
USI Holdings Corp.
	9.750% 05/15/15 (b)	215,000	195,919
Insurance Total			40,401,134
Real Estate Investment Trusts (REITs) — 2.0%
Brandywine Operating Partnership LP
	7.500% 05/15/15	2,880,000	2,926,371
Duke Realty LP
	7.375% 02/15/15	2,145,000	2,262,080

17

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
	8.250% 08/15/19	2,395,000	2,502,672
DuPont Fabros Technology LP
	8.500% 12/15/17 (b)	435,000	442,069
Highwoods Properties, Inc.
	5.850% 03/15/17	830,000	757,162
Liberty Property LP
	5.500% 12/15/16	2,155,000	1,989,395
Real Estate Investment Trusts (REITs) Total			10,879,749
Savings & Loans — 0.0%
Washington Mutual Bank
	5.125% 01/15/15 (g)	6,350,000	31,750
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49 (03/15/11) (b)(c)(d)(g)	1,075,000	16,125
Savings & Loans Total			47,875
FINANCIALS TOTAL			173,084,017
INDUSTRIALS — 5.3%
Aerospace & Defense — 1.0%
BE Aerospace, Inc.
	8.500% 07/01/18	385,000	408,100
Embraer Overseas Ltd.
	6.375% 01/15/20	2,555,000	2,555,000
L-3 Communications Corp.
	6.375% 10/15/15	690,000	692,588
Raytheon Co.
	5.500% 11/15/12	1,000,000	1,098,221
Sequa Corp.
	11.750% 12/01/15 (b)	575,000	534,750
Systems 2001 Asset Trust
	6.664% 09/15/13 (b)	414,410	420,763
Aerospace & Defense Total			5,709,422
Air Transportation — 0.1%
Air 2 US
	8.027% 10/01/19 (b)	402,700	337,262
Air Transportation Total			337,262
Building Materials — 0.1%
Nortek, Inc.
	11.000% 12/01/13	210,933	220,425

18

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Texas Industries, Inc.
	7.250% 07/15/13	350,000	343,875
Building Materials Total			564,300
Electrical Components & Equipment — 0.1%
Belden, Inc.
	7.000% 03/15/17	470,000	457,662
General Cable Corp.
	7.125% 04/01/17	345,000	338,963
Electrical Components & Equipment Total			796,625
Electronics — 0.1%
Flextronics International Ltd.
	6.250% 11/15/14	351,000	345,735
Electronics Total			345,735
Engineering & Construction — 0.0%
Esco Corp.
	8.625% 12/15/13 (b)	270,000	268,650
Engineering & Construction Total			268,650
Environmental Control — 0.1%
Clean Harbors, Inc.
	7.625% 08/15/16	270,000	273,712
Environmental Control Total			273,712
Machinery-Construction & Mining — 0.1%
Terex Corp.
	8.000% 11/15/17	630,000	606,375
Machinery-Construction & Mining Total			606,375
Machinery-Diversified — 0.2%
Altra Holdings, Inc.
	8.125% 12/01/16 (b)	135,000	138,544
CPM Holdings, Inc.
	10.625% 09/01/14 (b)	375,000	395,625
Manitowoc Co., Inc.
	7.125% 11/01/13	535,000	502,900
Machinery-Diversified Total			1,037,069
Miscellaneous Manufacturing — 1.6%
American Railcar Industries, Inc.
	7.500% 03/01/14	395,000	368,831
Bombardier, Inc.
	6.300% 05/01/14 (b)	105,000	103,950
Colt Defense LLC/Colt Finance Corp.
	8.750% 11/15/17 (b)	285,000	294,263
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	2,470,000	2,951,494

19

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Trimas Corp.
	9.750% 12/15/17 (b)	430,000	421,937
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	3,935,000	4,414,858
Miscellaneous Manufacturing Total			8,555,333
Packaging & Containers — 0.5%
Berry Plastics Holding Corp.
	8.875% 09/15/14	475,000	461,937
BWAY Corp.
	10.000% 04/15/14 (b)	265,000	280,238
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	295,000	305,325
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (b)	220,000	228,250
Graham Packaging Co., LP/GPC Capital Corp. I
	8.250% 01/01/17 (b)	490,000	483,875
Graphic Packaging International, Inc.
	9.500% 06/15/17	450,000	477,000
Solo Cup Co.
	8.500% 02/15/14	480,000	469,200
Packaging & Containers Total			2,705,825
Transportation — 1.4%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (c)(d)	1,730,000	1,660,800
Bristow Group, Inc.
	7.500% 09/15/17	300,000	297,000
Burlington Northern Santa Fe Corp.
	7.950% 08/15/30	945,000	1,166,374
Kansas City Southern de Mexico SA de CV
	7.625% 12/01/13	425,000	418,625
Navios Maritime Holdings, Inc.
	9.500% 12/15/14 (12/15/14) (c)(d)	455,000	452,725
PHI, Inc.
	7.125% 04/15/13	315,000	304,369
RailAmerica, Inc.
	9.250% 07/01/17	153,000	162,754

20

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Ship Finance International Ltd.
	8.500% 12/15/13	355,000	335,031
Stena AB
	7.500% 11/01/13	315,000	303,187
Teekay Corp.
	8.875% 07/15/11	210,000	217,612
Union Pacific Corp.
	5.700% 08/15/18	2,245,000	2,351,633
Transportation Total			7,670,110
INDUSTRIALS TOTAL			28,870,418
TECHNOLOGY — 2.2%
Computers — 0.2%
Seagate Technology International
	10.000% 05/01/14 (b)	150,000	165,750
Sungard Data Systems, Inc.
	9.125% 08/15/13	810,000	830,250
Computers Total			996,000
Networking Products — 1.0%
Cisco Systems, Inc.
	5.500% 01/15/40	2,860,000	2,734,761
	5.900% 02/15/39	2,620,000	2,649,045
Networking Products Total			5,383,806
Semiconductors — 0.1%
Amkor Technology, Inc.
	9.250% 06/01/16	560,000	595,000
Freescale Semiconductor, Inc.
	12.500% 12/15/14 (03/01/10) (c)(d)	192,285	197,413
Semiconductors Total			792,413
Software — 0.9%
Oracle Corp.
	6.500% 04/15/38	4,515,000	4,957,894
Software Total			4,957,894
TECHNOLOGY TOTAL			12,130,113
UTILITIES — 8.2%
Electric — 7.0%
AES Corp.
	7.750% 03/01/14	175,000	177,625
	8.000% 10/15/17	725,000	744,031
American Electric Power Co., Inc.
	5.250% 06/01/15	1,825,000	1,890,539
CMS Energy Corp.
	6.875% 12/15/15	205,000	204,810

21

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Commonwealth Edison Co.
	5.900% 03/15/36	690,000	686,195
	5.950% 08/15/16	1,515,000	1,622,045
	6.150% 09/15/17	1,890,000	2,046,898
	6.950% 07/15/18	2,520,000	2,740,419
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	1,985,000	2,263,073
Dominion Resources Inc.
	8.875% 01/15/19	1,500,000	1,869,321
DTE Energy Co.
	7.625% 05/15/14	955,000	1,066,120
Dynegy Holdings, Inc.
	7.750% 06/01/19	660,000	572,550
Edison Mission Energy
	7.000% 05/15/17	285,000	225,150
Energy Future Holdings Corp.
	PIK,
	11.250% 11/01/17	739,244	523,015
Exelon Generation Co. LLC
	6.200% 10/01/17	1,000,000	1,071,940
FPL Energy American Wind LLC
	6.639% 06/20/23 (b)	907,649	901,477
FPL Energy National Wind LLC
	5.608% 03/10/24 (b)	174,129	171,416
Intergen NV
	9.000% 06/30/17 (b)	565,000	589,013
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	330,000	330,825
Kansas City Power & Light Co.
	7.150% 04/01/19	3,415,000	3,900,032
Mirant Americas Generation LLC
	8.500% 10/01/21	685,000	650,750
Mirant North America LLC
	7.375% 12/31/13	130,000	128,538
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (b)	3,430,000	3,400,787
NRG Energy, Inc.
	7.375% 02/01/16	630,000	630,788
	7.375% 01/15/17	60,000	60,150

22

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25 (b)	540,000	483,300
Oncor Electric Delivery Co.
	5.950% 09/01/13	3,225,000	3,460,019
	7.250% 01/15/33	1,300,000	1,476,415
Southern Co.
	4.150% 05/15/14	1,010,000	1,038,635
Tenaska Alabama II Partners LP
	6.125% 03/30/23 (b)	978,800	961,416
Texas Competitive Electric Holdings Co., LLC
	PIK,
	10.500% 11/01/16	961,159	677,617
Windsor Financing LLC
	5.881% 07/15/17 (b)	1,718,520	1,358,559
Electric Total			37,923,468
Gas — 1.2%
Atmos Energy Corp.
	6.350% 06/15/17	1,585,000	1,681,886
	8.500% 03/15/19	1,965,000	2,386,734
Centerpoint Energy, Inc.
	5.950% 02/01/17	210,000	208,285
Nakilat, Inc.
	6.067% 12/31/33 (b)	1,485,000	1,287,525
Sempra Energy
	6.500% 06/01/16	1,120,000	1,214,650
Gas Total			6,779,080
UTILITIES TOTAL			44,702,548

	Total Corporate Fixed-Income Bonds & Notes (cost of $474,167,927)		480,509,625
Asset-Backed Securities — 4.5%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	580,951	587,547
Bay View Auto Trust
	5.310% 06/25/14	1,110,000	1,115,381
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37 (01/01/10) (c)(d)	3,300,000	3,007,267
	6.080% 06/25/37 (01/01/10) (c)(d)	4,000,000	3,809,662
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35 (01/01/10) (c)(d)	1,200,000	87,503
	5.598% 03/25/36 (01/01/10) (c)(d)	582,158	530,590
	5.666% 08/25/35 (01/01/10) (c)(d)	1,000,000	59,695

23

		Par ($) (a)	Value ($)
Asset-Backed Securities — (continued)
Countrywide Asset-Backed Certificates
	0.341% 06/25/21 (01/25/10) (c)(d)(e)	403,084	329,709
Ford Credit Auto Owner Trust
	5.470% 09/15/12	4,000,000	4,200,187
	5.680% 06/15/12	1,500,000	1,566,380
	5.690% 11/15/12	3,000,000	3,182,735
GE Equipment Small Ticket LLC
	5.120% 06/22/15 (b)	263,548	263,903
Green Tree Financial Corp.
	6.870% 01/15/29	394,928	392,028
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	1,400,000	1,407,274
JPMorgan Auto Receivables Trust
	5.610% 12/15/14 (b)	550,988	544,976
Residential Asset Mortgage Products, Inc.
	4.120% 06/25/33 (01/01/10) (c)(d)	246,713	132,259
Small Business Administration Participation Certificates
	5.570% 03/01/26	873,410	939,509
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	2,500,000	2,526,688

	Total Asset-Backed Securities (cost of $26,942,310)		24,683,293
Government & Agency Obligations — 2.7%
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Federal Republic of Brazil
	6.000% 01/17/17	1,000,000	1,080,000
Republic of Italy
	5.375% 06/12/17	1,600,000	1,708,501
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			2,788,501
U.S. GOVERNMENT OBLIGATIONS — 2.2%
U.S. Treasury Bonds
	5.000% 05/15/37	8,390,000	8,910,440
U.S. Treasury Notes
	3.375% 11/15/19	3,310,000	3,183,823
U.S. GOVERNMENT OBLIGATIONS TOTAL			12,094,263

	Total Government & Agency Obligations (cost of $14,829,058)		14,882,764

24

		Par ($) (a)	Value ($)
Commercial Mortgage-Backed Securities — 1.2%
Bear Stearns Commercial Mortgage Securities
	5.719% 09/11/38 (01/01/10) (c)(d)	3,750,000	3,807,884
Credit Suisse Mortgage Capital Certificates
	5.723% 06/15/39 (01/01/10) (c)(d)	695,000	555,887
GMAC Commercial Mortgage Securities, Inc.
	5.485% 05/10/40 (01/01/10) (c)(d)	1,230,000	1,272,093
GS Mortgage Securities Corp. II
	5.805% 08/10/45 (01/01/10) (c)(d)	940,000	807,126

	Total Commercial Mortgage-Backed Securities (cost of $4,463,451)		6,442,990
Municipal Bonds — 0.5%
CALIFORNIA — 0.5%
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	2,055,000	1,893,251
CA State
	Series 2009,
	7.550% 04/01/39	725,000	712,298
CALIFORNIA TOTAL			2,605,549

	Total Municipal Bonds (cost of $2,835,145)		2,605,549
Collateralized Mortgage Obligations — 0.1%
NON - AGENCY — 0.1%
Citicorp Mortgage Securities, Inc.
	5.961% 05/25/37 (01/01/10) (c)(d)	1,454,448	299,926
Countrywide Alternative Loan Trust
	5.500% 09/25/35	2,091,645	142,454
Nomura Asset Acceptance Corp.
	0.331% 08/25/36 (01/25/10) (c)(d)	104,880	54,910
Sequoia Mortgage Trust
	5.892% 07/20/37 (01/01/10) (c)(d)	1,032,447	228,332
Wachovia Mortgage Loan Trust LLC
	5.279% 05/20/36 (01/01/10) (c)(d)	493,924	9,475
NON-AGENCY TOTAL			735,097

	Total Collateralized Mortgage Obligations (cost of $5,048,015)		735,097
Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
	10.000% 10/15/17	1,157	1,282
	10.000% 01/15/19	268	298

25

		Par ($) (a)	Value ($)
Mortgage-Backed Securities — (continued)
	10.500% 01/15/16	2,398	2,655
	10.500% 04/15/20	1,591	1,782
	10.500% 05/15/20	6,382	7,145
	11.500% 05/15/13	2,918	3,230
	12.500% 10/15/13	837	909
	12.500% 11/15/13	1,964	2,218
	12.500% 12/15/13	5,190	5,861
	14.000% 08/15/11	652	706

	Total Mortgage-Backed Securities (cost of $23,582)		26,086

		Shares
Common Stock — 0.0%
INDUSTRIALS — 0.0%
Buliding Products — 0.0%
	Nortek, Inc.	210	7,350
Buliding Products Total			7,350
INDUSTRIALS TOTAL			7,350

	Total Common Stock (cost of $6,081)		7,350
Warrants — 0.0%
FINANCIALS — 0.0%
	CNB Capital Trust I Expires 03/23/19 (b)(e)(j)	8,101	81
FINANCIALS TOTAL			81

	Total Warrants (cost of $81)		81
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
	CMP Susquehanna Radio Holdings Corp., Series A (b)(e)(j)	7,089	71
Media Total			71
COMMUNICATIONS TOTAL			71

	Total Preferred Stock (cost of $71)		71

26

		Par ($) (a)	Value ($)
Short-Term Obligation — 1.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 01/13/14, market value $5,470,850 (repurchase proceeds $5,362,000)	5,362,000	5,362,000

	Total Short-Term Obligation (cost of $5,362,000)		5,362,000

	Total Investments — 98.3% (cost of $533,677,721)(k)(l)		535,254,906

	Other Assets & Liabilities, Net — 1.7%		9,139,938

	Net Assets — 100.0%		544,394,844

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

27

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$29,311,976	$—	$29,311,976
Communications	—	65,064,771	13,500	65,078,271
Consumer Cyclical	—	26,958,154	3,117,013	30,075,167
Consumer Non-Cyclical	—	38,570,867	—	38,570,867
Diversified	—	729,862	—	729,862
Energy	—	57,956,386	—	57,956,386
Financials	—	173,084,017	—	173,084,017
Industrials	—	28,533,156	337,262	28,870,418
Technology	—	12,130,113	—	12,130,113
Utilities	—	44,702,548	—	44,702,548
Total Corporate Fixed-Income Bonds & Notes	—	477,041,850	3,467,775	480,509,625
Total Asset-Backed Securities	—	24,353,584	329,709	24,683,293
Government & Agency Obligations
Foreign Government Obligations	—	2,788,501	—	2,788,501
U.S. Government Obligations	12,094,263	—	—	12,094,263
Total Government & Agency Obligations	12,094,263	2,788,501	—	14,882,764
Total Commercial Mortgage-Backed Securities	—	6,442,990	—	6,442,990
Total Municipal Bonds	—	2,605,549	—	2,605,549
Total Collateralized Mortgage Obligations	—	735,097	—	735,097
Total Mortgage-Backed Securities	—	26,086	—	26,086
Total Common Stock	7,350	—	—	7,350
Total Warrants	—	—	81	81
Total Preferred Stock	—	—	71	71
Total Short-Term Obligation	—	5,362,000	—	5,362,000
Total Investments	12,101,613	519,355,657	3,797,636	535,254,906
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	9,822	—	9,822
Value of Credit Default Swap Contracts	—	(1,908,048)	—	(1,908,048)
Unrealized Appreciation on Futures Contracts	1,208,115	—	—	1,208,115
Total	$13,309,728	$517,547,431	$3,797,636	$534,564,795

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine-month period ending December 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of December 31, 2009
Corporate Fixed-Income Bonds & Notes
Communications	$13,500	$369	$—	$(369)	$—	$—	$13,500
Consumer Cyclical	2,443,226	—	20,530	862,513	(209,256)	—	3,117,013
Industrials	272,017	—	(49,631)	206,752	(91,876)	—	337,262
Asset Backed Securities	571,517	—	(249)	29,937	(271,496)	—	329,709
Warrants	81	—	—	—	—	—	81
Preferred Stock	71	—	—	—	—	—	71
	$3,300,412	$369	$(29,350)	$1,098,833	$(572,628)	$—	$3,797,636

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at December 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $1,098,833.

29

(a)	Principal amount is stated in United States dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities, which are not illiquid except for the following, amounted to $77,250,751, which represents 14.2% of net assets.

	Acquisition
Security	Dates	Par/Units	Cost	Value
ACE Cash Express, Inc.	09/26/06-
10.250% 10/01/14	09/27/06	$220,000	$222,025	$160,600
CMP Susquehanna
Radio Holdings Corp.
Series A	03/26/09	7,089	71	71
Local TV Finance LLC,
PIK	05/07/07-
9.250% 06/15/15	12/15/09	$253,575	241,739	109,037
Orascom Telecom
Finance SCA
7.875% 02/08/14	02/01/07	$220,000	220,000	199,100
Qatar Petroleum
5.579% 05/30/11	05/26/06	$350,070	350,070	359,684
Seminole Indian
Tribe of Florida
7.804% 10/01/20	09/26/07	$535,000	543,813	453,798
Snoqualmie Entertainment
Authority
4.680% 02/01/14	01/30/07	$70,000	70,000	34,300
Systems 2001 Asset
Trust	07/12/02-
6.664% 09/15/13	10/16/02	$414,410	414,410	420,763
				$1,737,353

(c)	Parenthetical date represents the next interest rate reset date for the security.
(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2009, the value of these securities amounted to $2,839,586, which represents 0.5% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2009, the value of these securities amounted to $2,910,779, which represents 0.5% of net assets.

(g)

The issuer is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2009, the value of these securities amounted to $166,700, which represents less than 0.01% of net assets.

30

(h)	Investments in affiliates during the nine months ended December 31, 2009:

Security name: Merrill Lynch & Co., Inc., 5.700% 05/02/17
Par as of 03/31/09:	$10,285,000
Par purchased:	$—
Par sold:	$(3,915,000)
Par as of 12/31/09:	$6,370,000
Net realized gain:	$419
Interest income earned:	$414,635
Value at end of period:	$6,243,696

Security name: Merrill Lynch & Co., Inc., 6.050% 08/15/12
Par as of 03/31/09:	$670,000
Par purchased:	$—
Par sold:	$(670,000)
Par as of 12/31/09:	$—
Net realized gain:	$49,506
Interest income earned:	$28,712
Value at end of period:	$—

Security name: Merrill Lynch & Co., Inc., 7.750% 05/14/38
Par as of 03/31/09:	$2,635,000
Par purchased:	$—
Par sold:	$(50,000)
Par as of 12/31/09:	$2,585,000
Net realized gain:	$5,899
Interest income earned:	$152,933
Value at end of period:	$2,840,240

Security name: Countrywide Financial Corp., 0.000% 04/15/37
Par as of 03/31/09:	$400,000
Par purchased:	$—
Par sold:	$(400,000)
Par as of 12/31/09:	$—
Net realized gain:	$40,949
Interest income earned:	$—
Value at end of period:	$—

As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.
(i)	Loan participation agreement.
(j)	Non-income producing security.
(k)	Cost for federal income tax purposes is $534,173,537.
(l)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$33,871,254	$(32,789,885)	$1,081,369

31

Forward foreign currency exchange contracts outstanding on December 31, 2009, are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
EUR	$250,869	$256,265	01/13/10	$5,396
EUR	322,546	326,972	01/15/10	4,426
				$9,822

At December 31, 2009, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap Counterparty	Referenced Obligation	Receive Buy/Sell Protection	Fixed Rate	Expiration Date	Notional Amount	Upfront Premiun Paid (Received)	Value of Contract
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	$3,715,000	$29,184	$27,083
Barclays Capital	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	2,345,000	(95,379)	(236,786)
Barclays Capital	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	1,880,000	(77,071)	(252,775)
Morgan Stanley	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	3,840,000	(294,917)	(219,465)
JPMorgan	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	4,775,000	399,714	(225,761)
JPMorgan	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	3,715,000	146,677	34,328
Barclays Capital	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	3,715,000	157,897	23,884
Barclays Capital	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	3,715,000	12,914	42,327
Barclays Capital	The Home Depot, Inc. 5.875% 12/16/36	Buy	2.930%	12/20/13	8,020,000	—	(765,928)
Morgan Stanley	The Home Depot, Inc. 5.875% 12/16/36	Buy	3.350%	12/20/13	3,000,000	—	(334,955)

							$(1,908,048)

At December 31, 2009, cash of $1,840,000 was pledged as collateral for open credit default swap contracts.

32

At December 31, 2009, the Fund held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Notes	134	$28,979,594	$29,100,596	Mar-2010	$121,002
5-Year U.S. Treasury Notes	291	33,285,399	33,327,648	Mar-2010	42,249
30-Year U.S. Treasury Bonds	403	46,496,125	47,540,989	Mar-2010	1,044,864
					$1,208,115

At December 31, 2009, cash of $1,678,000 was pledged as collateral for open futures contracts.

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind

33

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia Intermediate Bond Fund

			Par ($) (a)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 47.0%
BASIC MATERIALS — 2.5%
Chemicals — 1.1%
Dow Chemical Co.
	5.900% 02/15/15		8,775,000	9,429,404
	8.550% 05/15/19		2,330,000	2,780,028
Georgia Gulf Corp.
	9.000% 01/15/17 (b)		130,000	131,300
Huntsman International LLC
	6.875% 11/15/13 (b)	EUR	205,000	272,572
	7.875% 11/15/14		880,000	860,200
INEOS Group Holdings PLC
	8.500% 02/15/16 (b)		1,065,000	716,212
INVISTA
	9.250% 05/01/12 (b)		1,100,000	1,116,500
Lubrizol Corp.
	6.500% 10/01/34		2,475,000	2,530,054
	8.875% 02/01/19		3,235,000	4,022,024
NOVA Chemicals Corp.
	8.375% 11/01/16 (b)		260,000	263,900
	8.625% 11/01/19 (b)		260,000	264,550
Solutia, Inc.
	8.750% 11/01/17		525,000	546,656
Terra Capital, Inc.
	7.750% 11/01/19 (b)		380,000	406,600
Chemicals Total				23,340,000
Forest Products & Paper — 0.2%
Clearwater Paper Corp.
	10.625% 06/15/16 (b)		240,000	267,900
Domtar Corp.
	10.750% 06/01/17		500,000	587,500
Georgia-Pacific Corp.
	8.000% 01/15/24		775,000	790,500
NewPage Corp.
	10.000% 05/01/12		825,000	589,875
	11.375% 12/31/14 (b)		715,000	722,150
PE Paper Escrow GmbH
	12.000% 08/01/14 (b)		785,000	867,425
Forest Products & Paper Total				3,825,350
Iron/Steel — 1.0%
ArcelorMittal
	7.000% 10/15/39		8,430,000	8,876,065

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
	9.850% 06/01/19	3,120,000	4,035,414
Nucor Corp.
	5.000% 06/01/13	2,545,000	2,697,970
	5.850% 06/01/18	4,800,000	5,172,413
Russel Metals, Inc.
	6.375% 03/01/14	500,000	475,000
Steel Dynamics, Inc.
	8.250% 04/15/16 (04/07/10) (c)(d)	770,000	801,763
United States Steel Corp.
	7.000% 02/01/18	630,000	617,081
Iron/Steel Total			22,675,706
Metals & Mining — 0.2%
FMG Finance Ltd.
	10.625% 09/01/16 (b)	1,050,000	1,161,562
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	1,085,000	1,188,075
Noranda Aluminium Holding Corp.
	PIK,
	7.024% 11/15/14 (05/15/10) (c)(d)	728,180	488,791
Teck Resources Ltd.
	10.750% 05/15/19	805,000	961,975
Vedanta Resources PLC
	9.500% 07/18/18 (b)	940,000	954,100
Metals & Mining Total			4,754,503
BASIC MATERIALS TOTAL			54,595,559
COMMUNICATIONS — 4.9%
Advertising — 0.0%
Interpublic Group of Companies, Inc.
	6.250% 11/15/14	165,000	158,400
Advertising Total			158,400
Media — 2.3%
CCH II LLC/CCH II Capital Corp.
	13.500% 11/30/16	623,371	734,019
Cengage Learning Acquisitions, Inc.
	10.500% 01/15/15 (b)	365,000	349,031
Cequel Communications Holdings I LLC & Cequel Capital Corp.
	8.625% 11/15/17 (b)	595,000	600,950
Clear Channel Worldwide Holdings, Inc.
	9.250% 12/15/17 (b)	300,000	309,000

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
CMP Susquehanna Corp.
	3.273% 05/15/14 (02/13/10) (c)(d)(e)	38,000	17,100
Comcast Corp.
	6.950% 08/15/37	7,450,000	8,119,703
CSC Holdings, Inc.
	8.500% 04/15/14 (b)	1,060,000	1,128,900
DirecTV Holdings LLC
	6.375% 06/15/15	1,780,000	1,848,975
DISH DBS Corp.
	6.625% 10/01/14	460,000	464,025
	7.875% 09/01/19	440,000	461,450
Liberty Media LLC
	8.250% 02/01/30	695,000	636,794
Local TV Finance LLC
	PIK,
	9.250% 06/15/15 (b)	661,500	284,445
News America, Inc.
	6.400% 12/15/35	4,835,000	4,964,767
Sinclair Television Group, Inc.
	9.250% 11/01/17 (b)	765,000	795,600
Sirius XM Radio, Inc.
	9.750% 09/01/15 (b)	925,000	973,562
Time Warner Cable, Inc.
	3.500% 02/01/15	21,495,000	21,235,878
	5.000% 02/01/20	6,485,000	6,288,706
Media Total			49,212,905
Telecommunication Services — 2.6%
AT&T, Inc.
	5.625% 06/15/16	1,795,000	1,928,263
	6.550% 02/15/39	4,005,000	4,219,916
BellSouth Corp.
	5.200% 09/15/14	5,840,000	6,254,599
British Telecommunications PLC
	5.950% 01/15/18	6,855,000	6,967,100
Citizens Communications Co.
	7.875% 01/15/27	1,420,000	1,306,400
Clearwire Communications LLC/Clearwire Finance, Inc.
	12.000% 12/01/15 (b)	765,000	776,475
Cricket Communications, Inc.
	9.375% 11/01/14	1,200,000	1,206,000

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Crown Castle International Corp.
	9.000% 01/15/15	505,000	537,825
Digicel Group Ltd.
	8.875% 01/15/15 (b)	1,775,000	1,721,750
GeoEye, Inc.
	9.625% 10/01/15 (b)	745,000	766,419
Global Crossing Ltd.
	12.000% 09/15/15 (b)	1,040,000	1,141,400
Hellas Telecommunications Luxembourg II
	6.034% 01/15/15 (01/15/10) (b)(c)(d)(f)	250,000	7,500
Intelsat Bermuda Ltd.
	(g) 02/04/17 (b) (11.250% 02/04/17)	1,465,000	1,468,662
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	1,395,000	1,510,087
Level 3 Financing, Inc.
	8.750% 02/15/17	440,000	401,500
Lucent Technologies, Inc.
	6.450% 03/15/29	1,885,000	1,350,131
MetroPCS Wireless, Inc.
	9.250% 11/01/14	1,310,000	1,326,375
Nextel Communications, Inc.
	7.375% 08/01/15	1,340,000	1,303,150
Nielsen Finance LLC/Nielsen Finance Co.
	11.500% 05/01/16	980,000	1,095,150
NII Capital Corp.
	10.000% 08/15/16 (b)	345,000	361,388
Nordic Telephone Co. Holdings ApS
	8.875% 05/01/16 (b)	800,000	846,000
Orascom Telecom Finance SCA
	7.875% 02/08/14 (b)	280,000	253,400
Quebecor Media, Inc.
	7.750% 03/15/16	1,460,000	1,456,350
Qwest Communications International, Inc.
	7.500% 02/15/14	1,020,000	1,023,825
Qwest Corp.
	7.500% 10/01/14	540,000	560,925
	7.500% 06/15/23	655,000	618,975
SBA Telecommunications, Inc.
	8.250% 08/15/19 (b)	325,000	344,500

			Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Sprint Capital Corp.
	6.875% 11/15/28		320,000	266,000
Syniverse Technologies, Inc.
	7.750% 08/15/13		485,000	481,969
Telefonica Emisiones SAU
	6.221% 07/03/17		2,880,000	3,174,362
	6.421% 06/20/16		4,265,000	4,733,860
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14		640,000	660,000
Verizon Communications, Inc.
	6.250% 04/01/37		1,825,000	1,850,941
Virgin Media Finance PLC
	9.500% 08/15/16		1,190,000	1,277,762
West Corp.
	11.000% 10/15/16		1,040,000	1,086,800
Wind Acquisition Finance SA
	11.750% 07/15/17 (b)		951,000	1,038,967
	11.750% 07/15/17 (b)	EUR	380,000	592,415
Windstream Corp.
	8.625% 08/01/16		1,175,000	1,195,562
Telecommunication Services Total				57,112,703
COMMUNICATIONS TOTAL				106,484,008
CONSUMER CYCLICAL — 2.8%
Airlines — 0.2%
American Airlines, Inc.
	10.500% 10/15/12 (b)		400,000	418,000
Continental Airlines, Inc.
	6.940% 10/15/13		496,369	486,441
	7.461% 04/01/15		4,554,838	4,327,096
Airlines Total				5,231,537
Apparel — 0.0%
Levi Strauss & Co.
	9.750% 01/15/15		40,000	42,000
Apparel Total				42,000
Auto Manufacturers — 0.1%
General Motors Corp.
	7.200% 01/15/11 (f)		735,000	198,450
	8.375% 07/15/33 (f)		1,320,000	356,400
Navistar International Corp.
	8.250% 11/01/21		930,000	953,250
Auto Manufacturers Total				1,508,100

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Parts & Equipment — 0.1%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	704,000	732,160
	10.500% 05/15/16	260,000	287,300
TRW Automotive, Inc.
	7.000% 03/15/14 (b)	795,000	779,100
Auto Parts & Equipment Total			1,798,560
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp.
	9.500% 12/15/16 (b)	335,000	327,462
Distribution/Wholesale Total			327,462
Entertainment — 0.2%
American Casino & Entertainment Properties LLC
	11.000% 06/15/14 (b)	595,000	501,288
Boyd Gaming Corp.
	6.750% 04/15/14	425,000	383,031
	7.125% 02/01/16	170,000	147,900
Jacobs Entertainment, Inc.
	9.750% 06/15/14	555,000	517,537
Mohegan Tribal Gaming Authority
	11.500% 11/01/17 (b)	535,000	545,700
Pinnacle Entertainment, Inc.
	8.625% 08/01/17 (b)	400,000	408,000
Six Flags, Inc.
	9.625% 06/01/14 (f)	287,000	92,199
WMG Acquisition Corp.
	7.375% 04/15/14	580,000	560,425
WMG Holdings Corp.
	(g) 12/15/14 (9.500% 12/15/14)	540,000	546,750
Entertainment Total			3,702,830
Home Builders — 0.1%
Beazer Homes USA, Inc.
	8.625% 05/15/11	365,000	355,875
D.R. Horton, Inc.
	5.625% 09/15/14	960,000	928,800
KB Home
	5.875% 01/15/15	540,000	499,500

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Ryland Group, Inc.
	8.400% 05/15/17	315,000	337,050
Standard Pacific Corp.
	7.000% 08/15/15	635,000	552,450
Home Builders Total			2,673,675
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd.
	7.500% 10/15/27	980,000	807,275
Leisure Time Total			807,275
Lodging — 0.2%
Harrah’s Operating Co., Inc.
	10.000% 12/15/18 (b)	577,000	463,043
	11.250% 06/01/17 (b)	310,000	324,338
Harrah’s Operating Escrow LLC/Harrah’s Escrow Corp.
	11.250% 06/01/17 (b)	585,000	612,056
Host Hotels & Resorts LP
	6.750% 06/01/16	705,000	701,475
Mashantucket Western Pequot Tribe
	8.500% 11/15/15 (b)(h)	1,395,000	341,775
MGM Mirage
	6.750% 09/01/12	590,000	526,575
Seminole Indian Tribe of Florida
	7.804% 10/01/20 (b)	540,000	458,039
Snoqualmie Entertainment Authority
	4.680% 02/01/14 (02/01/10) (b)(c)(d)	90,000	44,100
	9.125% 02/01/15 (b)	640,000	339,200
Starwood Hotels & Resorts Worldwide, Inc.
	6.750% 05/15/18	665,000	666,662
Lodging Total			4,477,263
Retail — 1.9%
AmeriGas Partners LP
	7.125% 05/20/16	475,000	475,000
	7.250% 05/20/15	335,000	335,000
Best Buy Co., Inc.
	6.750% 07/15/13	8,350,000	9,173,260
CVS Pass-Through Trust
	5.298% 01/11/27 (b)	5,145,727	4,746,030
	6.036% 12/10/28	4,556,811	4,312,293
	8.353% 07/10/31 (b)	9,067,920	9,976,797
Dollar General Corp.
	PIK,
	11.875% 07/15/17	687,000	793,485

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
General Nutrition Centers, Inc.
	PIK,
	5.178% 03/15/14 (03/15/10) (c)(d)	230,000	214,475
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	380,000	385,700
	8.750% 03/01/15	525,000	539,438
Landry’s Restaurants, Inc.
	11.625% 12/01/15 (b)	390,000	413,400
Limited Brands, Inc.
	8.500% 06/15/19 (b)	745,000	810,188
Macy’s Retail Holdings, Inc.
	5.350% 03/15/12	1,250,000	1,276,563
McDonald’s Corp.
	5.000% 02/01/19	1,250,000	1,306,502
	5.700% 02/01/39	2,975,000	3,034,559
Rite Aid Corp.
	9.500% 06/15/17	1,120,000	974,400
Toys R US, Inc.
	7.375% 10/15/18	1,230,000	1,125,450
Retail Total			39,892,540
CONSUMER CYCLICAL TOTAL			60,461,242
CONSUMER NON-CYCLICAL — 4.5%
Beverages — 1.4%
Anheuser-Busch InBev Worldwide, Inc.
	7.200% 01/15/14 (b)	7,725,000	8,761,394
	7.750% 01/15/19 (b)	12,560,000	14,705,185
	8.000% 11/15/39 (b)	5,235,000	6,517,135
Cott Beverages, Inc.
	8.375% 11/15/17 (b)	175,000	180,688
Beverages Total			30,164,402
Commercial Services — 0.2%
ACE Cash Express, Inc.
	10.250% 10/01/14 (b)	280,000	204,400
ARAMARK Corp.
	8.500% 02/01/15	645,000	664,350
Ashtead Holdings PLC
	8.625% 08/01/15 (b)	770,000	773,850
Corrections Corp. of America
	6.250% 03/15/13	440,000	442,200

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Iron Mountain, Inc.
	8.000% 06/15/20	830,000	842,450
Rental Service Corp.
	9.500% 12/01/14	775,000	775,969
Service Corp. International
	6.750% 04/01/16	320,000	309,600
	7.000% 06/15/17	750,000	727,500
Commercial Services Total			4,740,319
Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.
	9.750% 11/15/15 (b)	130,000	134,225
Cosmetics/Personal Care Total			134,225
Food — 1.0%
Campbell Soup Co.
	4.500% 02/15/19	5,935,000	5,939,143
ConAgra Foods, Inc.
	7.000% 10/01/28	9,295,000	9,960,866
JBS USA LLC/JBS USA Finance, Inc.
	11.625% 05/01/14 (b)	575,000	651,187
Kroger Co.
	8.000% 09/15/29	1,270,000	1,526,097
New Albertsons, Inc.
	8.000% 05/01/31	575,000	521,812
Pinnacle Foods Finance LLC
	9.250% 04/01/15 (b)	260,000	263,900
	9.250% 04/01/15	820,000	832,300
Reddy Ice Holdings, Inc.
	(g) 11/01/12 (10.500% 11/01/12)	340,000	316,200
Smithfield Foods, Inc.
	10.000% 07/15/14 (b)	815,000	884,275
Food Total			20,895,780
Healthcare Products — 0.1%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	1,755,000	1,904,175
Healthcare Products Total			1,904,175
Healthcare Services — 0.8%
Community Health Systems, Inc.
	8.875% 07/15/15	845,000	874,575
DaVita, Inc.
	7.250% 03/15/15	445,000	446,112

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
HCA, Inc.
	9.250% 11/15/16	30,000	32,213
	PIK,
	9.625% 11/15/16	3,816,000	4,130,820
Health Net, Inc.
	6.375% 06/01/17	755,000	675,725
Healthsouth Corp.
	8.125% 02/15/20	150,000	147,750
	10.750% 06/15/16	440,000	478,500
Roche Holdings, Inc.
	6.000% 03/01/19 (b)	4,150,000	4,560,232
U.S. Oncology Holdings, Inc.
	PIK,
	6.428% 03/15/12 (03/15/10) (c)(d)	625,000	584,375
U.S. Oncology, Inc.
	9.125% 08/15/17	490,000	514,500
WellPoint, Inc.
	7.000% 02/15/19	4,150,000	4,641,476
Healthcare Services Total			17,086,278
Household Products/Wares — 0.3%
American Greetings Corp.
	7.375% 06/01/16	460,000	448,500
Fortune Brands, Inc.
	5.125% 01/15/11	5,705,000	5,884,091
Jostens IH Corp.
	7.625% 10/01/12	380,000	381,900
Household Products/Wares Total			6,714,491
Pharmaceuticals — 0.7%
Abbott Laboratories
	5.600% 05/15/11	1,000,000	1,060,633
Elan Finance PLC
	4.273% 11/15/11 (02/15/10) (c)(d)	205,000	192,700
	8.875% 12/01/13	765,000	761,175
Novartis Securities Investment Ltd.
	5.125% 02/10/19	6,545,000	6,875,693
Omnicare, Inc.
	6.750% 12/15/13	970,000	950,600
	6.875% 12/15/15	85,000	82,663
Valeant Pharmaceuticals International
	8.375% 06/15/16 (b)	620,000	638,600
Wyeth
	5.500% 02/01/14	1,640,000	1,786,737

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
	5.500% 02/15/16	2,485,000	2,671,044
Pharmaceuticals Total			15,019,845
CONSUMER NON-CYCLICAL TOTAL			96,659,515
DIVERSIFIED — 0.1%
Diversified Holding Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
	7.125% 02/15/13	780,000	795,600
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
	7.750% 10/15/16 (b)	300,000	306,750
Diversified Holding Companies Total			1,102,350
DIVERSIFIED TOTAL			1,102,350
ENERGY — 5.3%
Coal — 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	560,000	555,800
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
	8.500% 12/15/19 (b)	275,000	280,500
Massey Energy Co.
	6.875% 12/15/13	1,330,000	1,328,338
Coal Total			2,164,638
Energy-Alternate Sources — 0.0%
Headwaters, Inc.
	11.375% 11/01/14 (b)	535,000	557,738
Energy-Alternate Sources Total			557,738
Oil & Gas — 2.1%
Antero Resources Finance Corp.
	9.375% 12/01/17 (b)	385,000	392,700
Chaparral Energy, Inc.
	8.875% 02/01/17	395,000	348,588
Chesapeake Energy Corp.
	6.375% 06/15/15	330,000	323,400
Cimarex Energy Co.
	7.125% 05/01/17	860,000	868,600
Compton Petroleum Corp.
	7.625% 12/01/13	580,000	462,550
Connacher Oil & Gas Ltd.
	11.750% 07/15/14 (b)	760,000	839,800
Devon Energy Corp.
	6.300% 01/15/19	2,675,000	2,978,497

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Forest Oil Corp.
	8.500% 02/15/14 (b)	1,020,000	1,065,900
Frontier Oil Corp.
	8.500% 09/15/16	440,000	457,600
Gazprom International SA
	7.201% 02/01/20 (b)	4,178,396	4,256,741
Hess Corp.
	7.300% 08/15/31	3,475,000	3,948,941
Marathon Oil Corp.
	7.500% 02/15/19	975,000	1,125,264
Newfield Exploration Co.
	6.625% 04/15/16	1,010,000	1,012,525
OPTI Canada, Inc.
	8.250% 12/15/14	1,395,000	1,149,131
Penn Virginia Corp.
	10.375% 06/15/16	435,000	474,150
PetroHawk Energy Corp.
	7.875% 06/01/15	555,000	560,550
Qatar Petroleum
	5.579% 05/30/11 (b)	818,497	840,975
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,135,000	1,058,387
Range Resources Corp.
	7.500% 05/15/16	315,000	323,663
Ras Laffan Liquefied Natural Gas Co., Ltd. II
	5.298% 09/30/20 (b)	3,400,000	3,426,316
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16 (b)	2,230,000	2,335,278
Southwestern Energy Co.
	7.500% 02/01/18	500,000	530,000
Talisman Energy, Inc.
	5.850% 02/01/37	4,150,000	3,965,076
	7.750% 06/01/19	11,309,000	13,281,369
Tesoro Corp.
	6.625% 11/01/15	730,000	693,500
United Refining Co.
	10.500% 08/15/12	435,000	409,988
Oil & Gas Total			47,129,489

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas Services — 1.1%
Smith International, Inc.
	9.750% 03/15/19	5,920,000	7,499,024
Weatherford International Ltd.
	5.150% 03/15/13	6,960,000	7,288,707
	7.000% 03/15/38	8,415,000	8,528,266
Oil & Gas Services Total			23,315,997
Pipelines — 2.0%
Atlas Pipeline Partners LP
	8.125% 12/15/15	610,000	539,850
El Paso Corp.
	6.875% 06/15/14	805,000	804,405
Enbridge Energy Partners LP
	7.500% 04/15/38	4,605,000	5,241,959
Energy Transfer Partners LP
	6.000% 07/01/13	5,700,000	6,094,343
Kinder Morgan Energy Partners LP
	5.625% 02/15/15	3,225,000	3,468,084
	6.500% 09/01/39	6,010,000	6,056,944
	6.950% 01/15/38	3,295,000	3,511,689
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	895,000	859,200
MarkWest Energy Partners LP
	6.875% 11/01/14	190,000	181,450
	8.500% 07/15/16	820,000	834,350
ONEOK Partners LP
	6.850% 10/15/37	2,205,000	2,305,969
Plains All American Pipeline LP/PAA Finance Corp.
	6.650% 01/15/37	2,840,000	2,897,482
TransCanada Pipelines Ltd.
	6.350% 05/15/67 (05/15/17) (c)(d)	10,470,000	9,823,645
Williams Companies, Inc.
	7.875% 09/01/21	230,000	263,815
Pipelines Total			42,883,185
ENERGY TOTAL			116,051,047
FINANCIALS — 18.4%
Banks — 10.8%
Bank of New York Mellon Corp.
	5.450% 05/15/19	7,485,000	7,858,419
Barclays Bank PLC
	7.375% 06/29/49 (12/01/11) (b)(c)(d)	2,645,000	2,354,050

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Capital One Capital IV
	6.745% 02/17/37 (c)	9,555,000	7,930,650
Capital One Capital V
	10.250% 08/15/39	10,780,000	12,531,750
Capital One Financial Corp.
	7.375% 05/23/14	1,070,000	1,211,488
Chinatrust Commercial Bank
	5.625% 12/29/49 (03/17/15) (b)(c)(d)	2,350,000	1,977,133
Citigroup, Inc.
	4.125% 02/22/10	4,915,000	4,932,876
	6.010% 01/15/15	17,380,000	17,746,683
	6.375% 08/12/14	5,257,500	5,504,114
	8.125% 07/15/39	225,000	253,946
	8.500% 05/22/19	8,225,000	9,497,843
Comerica Bank
	0.321% 06/30/10 (01/29/10) (c)(d)	2,000,000	1,987,322
	5.200% 08/22/17	5,150,000	4,774,215
	5.750% 11/21/16	1,660,000	1,606,473
Discover Bank/Greenwood DE
	8.700% 11/18/19	2,380,000	2,549,823
Fifth Third Bank
	4.200% 02/23/10	6,550,000	6,575,997
GMAC, Inc.
	8.000% 11/01/31	663,000	596,700
Goldman Sachs Group, Inc.
	6.000% 05/01/14	4,620,000	5,053,208
HSBC Capital Funding LP
	9.547% 12/31/49 (b)(c)	10,500,000	10,815,000
JPMorgan Chase Capital XVII
	5.850% 08/01/35	6,550,000	5,699,928
JPMorgan Chase Capital XX
	6.550% 09/29/36	7,190,000	6,589,621
KeyBank NA
	5.800% 07/01/14	4,054,000	3,945,819
Keycorp
	6.500% 05/14/13	17,345,000	17,902,434
Lloyds TSB Group PLC
	6.267% 12/31/49 (b)(c)	3,860,000	2,316,000
M&I Marshall & Ilsley Bank
	5.300% 09/08/11	1,759,000	1,732,370

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Merrill Lynch & Co., Inc.
	5.450% 02/05/13 (i)	9,000,000	9,470,439
	5.700% 05/02/17 (i)	6,940,000	6,802,394
	6.050% 08/15/12 (i)	1,500,000	1,606,848
	7.750% 05/14/38 (i)	5,160,000	5,669,493
National City Bank of Cleveland
	6.200% 12/15/11	1,590,000	1,693,132
National City Bank of Kentucky
	6.300% 02/15/11	2,830,000	2,924,355
National City Corp.
	4.900% 01/15/15	625,000	638,487
	6.875% 05/15/19	2,535,000	2,683,300
Northern Trust Co.
	6.500% 08/15/18	9,370,000	10,438,227
Northern Trust Corp.
	5.500% 08/15/13	525,000	574,295
USB Capital IX
	6.189% 04/15/42 (c)	18,380,000	14,772,925
USB Capital XIII Trust
	6.625% 12/15/39	13,690,000	13,913,695
Wachovia Capital Trust III
	5.800% 03/15/42 (03/15/11) (c)(d)	2,525,000	1,931,625
Wachovia Corp.
	5.500% 05/01/13	2,765,000	2,937,351
	5.750% 02/01/18	1,175,000	1,226,192
Westpac Banking Corp.
	4.200% 02/27/15	11,155,000	11,338,745
Zions Bancorporation
	7.750% 09/23/14	395,000	348,587
Banks Total			232,913,952
Diversified Financial Services — 2.2%
American General Finance Corp.
	6.900% 12/15/17	380,000	263,855
Cemex Finance LLC
	9.500% 12/14/16 (b)	910,000	953,225
CIT Group, Inc.
	7.000% 05/01/17	925,000	802,437
Discover Financial Services
	10.250% 07/15/19	2,940,000	3,437,942
E*Trade Financial Corp.
	PIK,
	12.500% 11/30/17	371,000	421,549

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Eaton Vance Corp.
	6.500% 10/02/17	7,890,000	8,159,033
Ford Motor Credit Co.
	5.700% 01/15/10	2,000,000	2,000,072
Ford Motor Credit Co., LLC
	7.500% 08/01/12	360,000	363,045
	7.800% 06/01/12	1,815,000	1,834,517
	8.000% 12/15/16	725,000	725,964
Fund American Companies, Inc.
	5.875% 05/15/13	4,535,000	4,525,340
GMAC, Inc.
	6.875% 09/15/11	1,445,000	1,423,325
International Lease Finance Corp.
	4.875% 09/01/10	10,907,000	10,476,577
	5.650% 06/01/14	2,024,000	1,529,656
Lehman Brothers Holdings, Inc.
	5.625% 01/24/13 (e)(f)	31,280,000	6,490,600
	6.875% 05/02/18 (e)(f)	1,685,000	349,637
Nuveen Investments, Inc.
	10.500% 11/15/15	810,000	735,075
PF Export Receivables Master Trust
	3.748% 06/01/13 (b)	1,419,438	1,383,977
Reliance Intermediate Holdings LP
	9.500% 12/15/19 (b)	445,000	463,356
Sears Roebuck Acceptance Corp.
	7.000% 02/01/11	200,000	201,000
SLM Corp.
	5.000% 10/01/13	440,000	404,774
Diversified Financial Services Total			46,944,956
Insurance — 4.1%
Asurion Corp.
	6.734% 07/02/15 (01/11/10) (c)(d)(j)	810,000	778,664
Berkshire Hathaway Finance Corp.
	4.850% 01/15/15	5,000,000	5,353,225
CNA Financial Corp.
	5.850% 12/15/14	2,444,000	2,408,904
Crum & Forster Holdings Corp.
	7.750% 05/01/17	630,000	599,288

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
HUB International Holdings, Inc.
	10.250% 06/15/15 (b)	440,000	404,800
ING Groep NV
	5.775% 12/29/49 (12/08/15) (c)(d)	10,465,000	7,730,401
Liberty Mutual Group, Inc.
	7.500% 08/15/36 (b)	6,805,000	6,230,318
	10.750% 06/15/58 (b)(c)	7,985,000	8,464,100
Lincoln National Corp.
	7.000% 05/17/66 (05/17/16) (c)(d)	2,235,000	1,855,050
	8.750% 07/01/19	3,300,000	3,770,593
MetLife Capital Trust X
	9.250% 04/08/38 (b)(c)	11,525,000	13,023,250
MetLife, Inc.
	10.750% 08/01/39	6,405,000	7,887,284
Principal Life Income Funding Trusts
	5.300% 04/24/13	12,865,000	13,584,115
Provident Companies, Inc.
	7.000% 07/15/18	190,000	182,443
Prudential Financial, Inc.
	4.750% 06/13/15	3,210,000	3,190,961
Transatlantic Holdings, Inc.
	8.000% 11/30/39	6,800,000	6,923,230
Unum Group
	7.125% 09/30/16	6,335,000	6,563,655
USI Holdings Corp.
	9.750% 05/15/15 (b)	325,000	296,156
Insurance Total			89,246,437
Real Estate Investment Trusts (REITs) — 1.3%
Brandywine Operating Partnership LP
	7.500% 05/15/15	11,415,000	11,598,793
Duke Realty LP
	7.375% 02/15/15	3,020,000	3,184,841
	8.250% 08/15/19	3,145,000	3,286,390
DuPont Fabros Technology LP
	8.500% 12/15/17 (b)	710,000	721,537
Health Care Property Investors, Inc.
	5.625% 05/01/17	3,765,000	3,472,121
Highwoods Properties, Inc.
	5.850% 03/15/17	2,005,000	1,829,049
Liberty Property LP
	5.500% 12/15/16	5,075,000	4,685,001
Real Estate Investment Trusts (REITs) Total			28,777,732

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Savings & Loans — 0.0%
Washington Mutual Bank
	5.125% 01/15/15 (h)	20,444,000	102,220
Washington Mutual Preferred Funding Delaware
	6.534% 03/29/49 (03/15/11) (b)(c)(d)(h)	2,725,000	40,875
Savings & Loans Total			143,095
FINANCIALS TOTAL			398,026,172
INDUSTRIALS — 3.0%
Aerospace & Defense — 0.7%
BE Aerospace, Inc.
	8.500% 07/01/18	630,000	667,800
Embraer Overseas Ltd.
	6.375% 01/15/20	7,400,000	7,400,000
L-3 Communications Corp.
	6.375% 10/15/15	960,000	963,600
Raytheon Co.
	5.500% 11/15/12	800,000	878,577
	7.200% 08/15/27	1,730,000	2,032,423
Sequa Corp.
	11.750% 12/01/15 (b)	900,000	837,000
Systems 2001 Asset Trust
	6.664% 09/15/13 (b)	1,297,527	1,317,418
Aerospace & Defense Total			14,096,818
Air Transportation — 0.1%
Air 2 US
	8.027% 10/01/19 (b)	1,890,688	1,583,452
Air Transportation Total			1,583,452
Building Materials — 0.0%
Nortek, Inc.
	11.000% 12/01/13	366,622	383,120
Texas Industries, Inc.
	7.250% 07/15/13	540,000	530,550
Building Materials Total			913,670
Electrical Components & Equipment — 0.1%
Belden, Inc.
	7.000% 03/15/17	785,000	764,394
General Cable Corp.
	7.125% 04/01/17	715,000	702,487
Electrical Components & Equipment Total			1,466,881

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electronics — 0.0%
Flextronics International Ltd.
	6.250% 11/15/14	543,000	534,855
Electronics Total			534,855
Engineering & Construction — 0.0%
Esco Corp.
	8.625% 12/15/13 (b)	380,000	378,100
Engineering & Construction Total			378,100
Environmental Control — 0.0%
Clean Harbors, Inc.
	7.625% 08/15/16	455,000	461,256
Environmental Control Total			461,256
Machinery-Construction & Mining — 0.0%
Terex Corp.
	8.000% 11/15/17	1,030,000	991,375
Machinery-Construction & Mining Total			991,375
Machinery-Diversified — 0.1%
Altra Holdings, Inc.
	8.125% 12/01/16 (b)	220,000	225,775
CPM Holdings, Inc.
	10.625% 09/01/14 (b)	605,000	638,275
Manitowoc Co., Inc.
	7.125% 11/01/13	785,000	737,900
Machinery-Diversified Total			1,601,950
Miscellaneous Manufacturing — 0.6%
American Railcar Industries, Inc.
	7.500% 03/01/14	600,000	560,250
Bombardier, Inc.
	6.300% 05/01/14 (b)	125,000	123,750
Colt Defense LLC/Colt Finance Corp.
	8.750% 11/15/17 (b)	465,000	480,113
Ingersoll-Rand Global Holding Co., Ltd.
	9.500% 04/15/14	7,565,000	9,039,698
Trimas Corp.
	9.750% 12/15/17 (b)	690,000	677,062
Tyco International Ltd./Tyco International Finance SA
	6.875% 01/15/21	2,635,000	2,956,328
Miscellaneous Manufacturing Total			13,837,201
Packaging & Containers — 0.2%
Berry Plastics Holding Corp.
	8.875% 09/15/14	745,000	724,512

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
BWAY Corp.
	10.000% 04/15/14 (b)	475,000	502,312
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	240,000	248,400
Crown Americas LLC & Crown Americas Capital Corp. II
	7.625% 05/15/17 (b)	315,000	326,813
Graham Packaging Co., LP/GPC Capital Corp. I
	8.250% 01/01/17 (b)	800,000	790,000
Graphic Packaging International, Inc.
	9.500% 06/15/17	730,000	773,800
Solo Cup Co.
	8.500% 02/15/14	780,000	762,450
Packaging & Containers Total			4,128,287
Transportation — 1.2%
BNSF Funding Trust I
	6.613% 12/15/55 (01/15/26) (c)(d)	4,401,000	4,224,960
Bristow Group, Inc.
	7.500% 09/15/17	560,000	554,400
Burlington Northern Santa Fe Corp.
	7.125% 12/15/10	3,900,000	4,139,269
	7.950% 08/15/30	2,375,000	2,931,363
Kansas City Southern de Mexico SA de CV
	7.625% 12/01/13	685,000	674,725
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	730,000	726,350
PHI, Inc.
	7.125% 04/15/13	515,000	497,619
RailAmerica, Inc.
	9.250% 07/01/17	261,000	277,639
Ship Finance International Ltd.
	8.500% 12/15/13	540,000	509,625
Stena AB
	7.500% 11/01/13	535,000	514,937
Teekay Corp.
	8.875% 07/15/11	315,000	326,419
Union Pacific Corp.
	5.700% 08/15/18	4,770,000	4,996,565

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
	6.650% 01/15/11	4,595,000	4,846,682
Transportation Total			25,220,553
INDUSTRIALS TOTAL			65,214,398
TECHNOLOGY — 1.0%
Computers — 0.0%
Seagate Technology International
	10.000% 05/01/14 (b)	265,000	292,825
Sungard Data Systems, Inc.
	9.125% 08/15/13	485,000	497,125
Computers Total			789,950
Networking Products — 0.3%
Cisco Systems, Inc.
	5.500% 01/15/40	2,290,000	2,189,721
	5.900% 02/15/39	4,710,000	4,762,215
Networking Products Total			6,951,936
Semiconductors — 0.1%
Amkor Technology, Inc.
	9.250% 06/01/16	885,000	940,313
Freescale Semiconductor, Inc.
	12.500% 12/15/14 (j)	547,461	562,060
Semiconductors Total			1,502,373
Software — 0.6%
Oracle Corp.
	4.950% 04/15/13	2,500,000	2,682,652
	6.500% 04/15/38	9,065,000	9,954,222
Software Total			12,636,874
TECHNOLOGY TOTAL			21,881,133
UTILITIES — 4.5%
Electric — 3.7%
AES Corp.
	7.750% 03/01/14	595,000	603,925
	8.000% 10/15/17	890,000	913,363
American Electric Power Co., Inc.
	5.250% 06/01/15	4,473,000	4,633,634
CMS Energy Corp.
	6.875% 12/15/15	320,000	319,704
Commonwealth Edison Co.
	5.900% 03/15/36	4,160,000	4,137,062
	5.950% 08/15/16	6,495,000	6,953,917
	6.150% 09/15/17	500,000	541,508
	6.950% 07/15/18	5,810,000	6,318,189

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	12,415,000	14,154,180
DTE Energy Co.
	7.625% 05/15/14	4,025,000	4,493,333
Dynegy Holdings, Inc.
	7.750% 06/01/19	1,095,000	949,912
Edison Mission Energy
	7.000% 05/15/17	440,000	347,600
Energy Future Holdings Corp.
	PIK,
	11.250% 11/01/17	1,200,344	849,243
Exelon Generation Co. LLC
	6.200% 10/01/17	370,000	396,618
FPL Energy American Wind LLC
	6.639% 06/20/23 (b)	2,801,533	2,782,483
FPL Energy National Wind LLC
	5.608% 03/10/24 (b)	595,312	586,037
Intergen NV
	9.000% 06/30/17 (b)	910,000	948,675
Ipalco Enterprises, Inc.
	7.250% 04/01/16 (b)	540,000	541,350
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	1,765,000	1,922,247
Mirant Americas Generation LLC
	8.500% 10/01/21	1,030,000	978,500
Mirant North America LLC
	7.375% 12/31/13	90,000	88,988
Niagara Mohawk Power Corp.
	4.881% 08/15/19 (b)	5,745,000	5,696,070
NRG Energy, Inc.
	7.375% 02/01/16	1,105,000	1,106,381
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25 (b)	875,000	783,125
Oglethorpe Power Corp.
	6.974% 06/30/11	481,000	485,882
Oncor Electric Delivery Co.
	5.950% 09/01/13	6,270,000	6,726,920
Southern California Edison Co.
	5.000% 01/15/16	4,500,000	4,691,533

		Par ($) (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Southern Co.
	4.150% 05/15/14	2,325,000	2,390,916
Tenaska Alabama II Partners LP
	6.125% 03/30/23 (b)	2,888,532	2,837,232
Texas Competitive Electric Holdings Co., LLC
	PIK,
	10.500% 11/01/16	1,567,893	1,105,365
Electric Total			79,283,892
Gas — 0.8%
Atmos Energy Corp.
	6.350% 06/15/17	4,065,000	4,313,481
	8.500% 03/15/19	5,910,000	7,178,422
Centerpoint Energy, Inc.
	5.950% 02/01/17	310,000	307,468
Nakilat, Inc.
	6.067% 12/31/33 (b)	3,480,000	3,017,230
Sempra Energy
	6.500% 06/01/16	2,490,000	2,700,427
Gas Total			17,517,028
UTILITIES TOTAL			96,800,920

	Total Corporate Fixed-Income Bonds & Notes (cost of $1,006,653,096)		1,017,276,344
Mortgage-Backed Securities — 17.8%
Federal Home Loan Mortgage Corp.
	4.000% 11/01/39	14,972,559	14,452,419
	4.500% 12/01/39	48,000,000	47,930,000
	12.000% 07/01/20	53,139	55,198
Federal National Mortgage Association
	4.500% 09/01/24	32,362,692	33,327,137
	4.500% 10/01/24	30,415,598	31,322,017
	4.500% 11/01/24	42,221,710	43,479,965
	4.500% 05/01/39	29,152,111	29,127,818
	5.500% 02/01/37	2,772,089	2,904,918
	5.500% 05/01/38	33,360,288	34,958,803
	5.500% 06/01/38	20,881,738	21,882,322
	6.000% 01/01/14	154,349	165,608
	6.000% 02/01/37	31,041,606	33,030,209
	6.000% 05/01/37	6,245,352	6,624,952
	6.000% 11/01/37	20,250,557	21,481,411
	6.000% 12/01/38	6,548,453	6,942,383
	6.000% 02/01/39	39,725,947	42,395,034

		Par ($) (a)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 10/01/28	515,314	558,472
	6.500% 12/01/31	546,469	590,870
	6.500% 08/01/36	12,758,977	13,691,977
Government National Mortgage Association
	3.625% 07/20/25 (01/01/10) (c)(d)	53,545	54,816
	9.000% 06/15/16	1,809	2,013
	9.000% 08/15/16	1,460	1,624
	9.000% 10/15/16	3,114	3,465

	Total Mortgage-Backed Securities (cost of $381,862,340)		384,983,431
Commercial Mortgage-Backed Securities — 14.3%
Bear Stearns Commercial Mortgage Securities
	4.720% 11/11/35 (c)	5,300,000	5,443,528
	5.201% 12/11/38	3,710,000	3,564,917
	5.422% 09/11/42	8,079,212	8,265,587
	5.540% 09/11/41	5,375,000	5,234,927
	5.719% 09/11/38 (01/01/10) (c)(d)	1,290,000	1,309,912
	5.742% 09/11/42 (01/01/10) (c)(d)	8,580,000	8,263,367
	6.480% 02/15/35	7,155,522	7,406,271
Chase Commercial Mortgage Securities Corp.
	6.275% 02/12/16 (01/01/10) (b)(c)(d)	9,000,000	9,384,296
Citigroup Commercial Mortgage Trust
	5.413% 10/15/49	5,750,000	5,637,341
Credit Suisse First Boston Mortgage Securities Corp.
	1.064% 03/15/36 (01/01/10) (b)(c)(d)	41,428,311	114,587
Credit Suisse Mortgage Capital Certificates
	5.723% 06/15/39 (01/01/10) (c)(d)	20,238,309	16,187,359
CW Capital Cobalt Ltd.
	5.820% 05/15/46 (01/01/10) (c)(d)	17,303,750	14,164,708
First Union National Bank Commercial Mortgage
	6.141% 02/12/34	19,264,042	20,147,780
GE Capital Commercial Mortgage Corp.
	4.819% 01/10/38	5,110,000	5,188,429
	5.189% 07/10/39 (01/01/10) (c)(d)	14,000,000	13,970,708
GMAC Commercial Mortgage Securities, Inc.
	0.685% 04/10/40 (01/01/10) (b)(c)(d)	39,075,354	230,869
	5.485% 05/10/40 (01/01/10) (c)(d)	12,745,000	13,181,159

		Par ($) (a)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Greenwich Capital Commercial Funding Corp.
	5.317% 06/10/36 (01/01/10) (c)(d)	5,000,000	5,075,011
	5.918% 07/10/38 (01/01/10) (c)(d)	16,085,000	14,665,365
GS Mortgage Securities Corp. II
	5.805% 08/10/45 (01/01/10) (c)(d)	15,455,000	13,270,355
JPMorgan Chase Commercial Mortgage Securities Corp.
	0.169% 10/15/42 (01/01/10) (c)(d)	143,536,842	699,541
	5.440% 06/12/47	11,800,000	10,279,762
	5.716% 02/15/51	11,160,000	8,857,372
LB-UBS Commercial Mortgage Trust
	4.853% 09/15/31	5,270,000	5,425,779
	5.430% 02/15/40	7,500,000	6,478,420
	6.510% 12/15/26	4,668,326	4,787,400
Morgan Stanley Capital I
	5.150% 06/13/41	10,015,000	10,276,862
	5.447% 02/12/44 (01/01/10) (c)(d)	3,637,000	3,187,249
Morgan Stanley Dean Witter Capital I
	4.180% 03/12/35	5,268,547	5,338,975
	4.740% 11/13/36	8,673,000	8,818,991
	4.920% 03/12/35	4,065,000	4,133,194
	5.980% 01/15/39	1,500,000	1,570,811
	6.390% 07/15/33	8,799,499	9,171,336
Structured Asset Securities Corp.
	I.O.,
	2.170% 02/25/28 (01/01/10) (c)(d)	2,794,695	163
Wachovia Bank Commercial Mortgage Trust
	0.233% 03/15/42 (01/01/10) (b)(c)(d)	427,912,092	2,492,716
	3.989% 06/15/35	11,930,000	11,580,309
	5.037% 03/15/42	5,000,000	5,098,198
	5.077% 10/15/35 (01/01/10) (b)(c)(d)	10,000,000	10,128,549
	5.083% 03/15/42 (01/01/10) (c)(d)	9,575,000	9,349,748
	5.237% 07/15/41 (01/01/10) (c)(d)	1,910,000	1,894,778
	5.609% 03/15/45 (01/01/10) (c)(d)	2,305,000	1,822,345
	5.765% 07/15/45 (01/01/10) (c)(d)	18,640,000	16,883,040
	Total Commercial Mortgage-Backed Securities (cost of $299,402,943)		308,982,014

		Par ($) (a)	Value ($)
Government & Agency Obligations — 8.3%
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Republic of Italy
	5.375% 06/12/17	4,690,000	5,008,043
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			5,008,043
U.S. GOVERNMENT OBLIGATIONS — 8.1%
U.S. Treasury Bonds
	4.250% 05/15/39	19,260,000	18,068,288
	5.000% 05/15/37	33,355,000	35,424,044
U.S. Treasury Notes
	1.000% 07/31/11 (k)	2,840,000	2,844,325
	1.000% 09/30/11	3,335,000	3,334,090
	2.125% 11/30/14 (l)	53,565,000	52,297,116
	2.375% 10/31/14	22,995,000	22,745,274
	3.125% 05/15/19	530,000	501,926
	3.375% 11/15/19	6,937,000	6,672,562
	3.625% 08/15/19	33,910,000	33,337,769
U.S. GOVERNMENT OBLIGATIONS TOTAL			175,225,394

	Total Government & Agency Obligations (cost of $183,350,809)		180,233,437
Asset-Backed Securities — 5.4%
American Express Credit Account Master Trust
	0.513% 01/15/13 (01/15/10) (b)(c)(d)	3,850,000	3,827,566
Bay View Auto Trust
	5.310% 06/25/14	3,500,000	3,516,967
Capital Auto Receivables Asset Trust
	5.310% 06/15/12	9,000,000	9,150,486
Chase Issuance Trust
	0.983% 06/15/12 (01/15/10) (c)(d)	5,500,000	5,513,937
Citicorp Residential Mortgage Securities, Inc.
	5.892% 03/25/37 (01/01/10) (c)(d)	11,000,000	10,024,223
	6.080% 06/25/37 (01/01/10) (c)(d)	11,000,000	10,476,572
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35 (01/01/10) (c)(d)	3,775,000	275,270
	5.598% 03/25/36 (01/01/10) (c)(d)	1,659,151	1,512,181
	5.666% 08/25/35 (01/01/10) (c)(d)	2,330,000	139,089
Countrywide Asset-Backed Certificates
	0.341% 06/25/21 (01/25/10) (c)(d)(e)	863,751	706,520
	5.813% 05/25/37 (01/01/10) (c)(d)	7,060,556	2,472,117
Discover Card Master Trust
	0.553% 01/15/13 (01/15/10) (c)(d)	4,000,000	3,954,186

		Par ($) (a)	Value ($)
Asset-Backed Securities — (continued)
	1.533% 02/17/15 (01/15/10) (c)(d)	3,810,000	3,847,426
Ford Credit Auto Owner Trust
	5.160% 04/15/13	5,000,000	5,273,833
	5.680% 06/15/12	5,422,000	5,661,943
	5.690% 11/15/12	6,000,000	6,365,470
Franklin Auto Trust
	5.360% 05/20/16	4,720,000	4,886,763
GE Capital Credit Card Master Note Trust
	4.130% 06/15/13	9,725,000	9,861,558
GE Equipment Small Ticket LLC
	5.120% 06/22/15 (b)	1,054,193	1,055,612
Green Tree Financial Corp.
	6.870% 01/15/29	1,109,350	1,101,202
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	4,600,000	4,623,902
JPMorgan Auto Receivables Trust
	5.610% 12/15/14 (b)	1,313,188	1,298,859
Renaissance Home Equity Loan Trust
	5.355% 11/25/35 (01/01/10) (c)(d)	4,750,000	1,336,678
Small Business Administration Participation Certificates
	4.570% 06/01/25	3,000,506	3,096,737
	5.390% 12/01/25	782,107	829,273
	5.570% 03/01/26	3,014,192	3,242,305
	5.780% 08/01/27	5,105,353	5,412,076
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	8,000,000	8,085,402

	Total Asset-Backed Securities (cost of $130,864,111)		117,548,153
Collateralized Mortgage Obligations — 2.1%
AGENCY — 0.9%
Federal Home Loan Mortgage Corp. REMICS
	4.000% 03/15/19	7,075,000	7,156,474
	5.000% 03/15/28	13,035,693	13,550,953
Federal National Mortgage Association REMICS
	9.250% 03/25/18	62,137	69,591
AGENCY TOTAL			20,777,018
NON - AGENCY — 1.2%
American Mortgage Trust
	8.445% 09/27/22 (e)	8,289	5,026

		Par ($) (a)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Countrywide Alternative Loan Trust
	5.500% 09/25/35	6,356,087	432,889
GSMPS Mortgage Loan Trust
	7.750% 09/19/27 (b)(c)	621,296	592,372
JPMorgan Mortgage Trust
	5.731% 05/25/36 (01/01/10) (c)(d)	7,853,919	5,946,430
Nomura Asset Acceptance Corp.
	0.331% 08/25/36 (01/25/10) (c)(d)	1,992,716	1,043,282
	5.515% 01/25/36 (01/01/10) (c)(d)	7,670,238	4,689,977
	6.138% 03/25/47 (01/01/10) (c)(d)	9,500,000	7,569,216
Wells Fargo Mortgage Backed Securities Trust
	6.297% 10/25/37 (01/01/10) (c)(d)	7,172,797	5,388,661
NON-AGENCY TOTAL			25,667,853

	Total Collateralized Mortgage Obligations (cost of $60,807,264)		46,444,871
Municipal Bonds — 1.1%
CALIFORNIA — 0.7%
CA Los Angeles Unified School District
	Series 2009,
	5.750% 07/01/34	5,665,000	5,219,108
CA Los Angeles Community College District
	Series 2008 F-1,
	5.000% 08/01/33	6,200,000	6,303,602
CA State
	Series 2009,
	7.550% 04/01/39	4,470,000	4,391,685
CALIFORNIA TOTAL			15,914,395
NEW YORK — 0.4%
NY Triborough Bridge & Tunnel Authority
	Series 2008 C,
	5.000% 11/15/38	7,500,000	7,721,625
NEW YORK TOTAL			7,721,625

	Total Municipal Bonds (cost of $23,460,773)		23,636,020

		Shares
Common Stocks — 0.0%
INDUSTRIALS — 0.0%
Airlines — 0.0%
	UAL Corp. (m)	1,493	19,275
Airlines Total			19,275

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Building Products — 0.0%
	Nortek, Inc. (m)	365	12,775
	Building Products Total		12,775
	INDUSTRIALS TOTAL		32,050

	Total Common Stocks (cost of $63,854)		32,050

		Units
Warrants — 0.0%
FINANCIALS — 0.0%
CNB Capital Trust I	Expires 03/23/19(e)(m)	10,127	101
	FINANCIALS TOTAL		101

	Total Warrants (cost of $101)		101

		Shares
Preferred Stock — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
CMP Susquehanna Radio Holdings Corp., Series A(b)(c)(e)		8,862	89
	Media Total		89
	COMMUNICATIONS TOTAL		89

	Total Preferred Stock (cost of $89)		89
Securities Lending Collateral — 2.3%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 0.346%) (n)	50,062,500	50,062,500

	Total Securities Lending Collateral (cost of $50,062,500)		50,062,500

		Par ($) (a)
Short-Term Obligation — 2.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 01/13/14, market value $63,813,050 (repurchase proceeds $62,560,000)	62,560,000	62,560,000

	Total Short-Term Obligation (cost of $62,560,000)		62,560,000

	Total Investments — 101.2% (cost of $2,199,087,880)(o)(p)		2,191,759,010

	Obligation to Return Collateral for Securities Loaned — (2.3)%		(50,062,500)

Other Assets & Liabilities, Net — 1.1%	23,699,198

Net Assets — 100.0%	2,165,395,708

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing within 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Credit default swap contracts are marked to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Fixed-Income Bonds & Notes
Basic Materials	$—	$54,595,559	$—	$54,595,559
Communications	—	106,466,908	17,100	106,484,008
Consumer Cyclical	—	55,647,705	4,813,537	60,461,242
Consumer Non-Cyclical	—	96,659,515	—	96,659,515
Diversified	—	1,102,350	—	1,102,350
Energy	—	116,051,047	—	116,051,047
Financials	—	398,026,172	—	398,026,172
Industrials	—	63,630,946	1,583,452	65,214,398
Technology	—	21,881,133	—	21,881,133
Utilities	—	96,800,920	—	96,800,920
Total Corporate Fixed-Income Bonds & Notes	—	1,010,862,255	6,414,089	1,017,276,344
Total Mortgage-Backed Securities	—	384,983,431	—	384,983,431
Total Commercial Mortgage-Backed Securities	—	308,982,014	—	308,982,014
Government & Agency Obligations
Foreign Government Obligations	—	5,008,043	—	5,008,043
U.S. Government Obligations	175,225,394	—	—	175,225,394
Total Government & Agency Obligations	175,225,394	5,008,043	—	180,233,437
Total Asset-Backed Securities	—	116,841,633	706,520	117,548,153
Collateralized Mortgage Obligations
Agency	—	20,777,018	—	20,777,018
Non - Agency	—	25,662,827	5,026	25,667,853
Total Collateralized Mortgage Obligations	—	46,439,845	5,026	46,444,871
Total Municipal Bonds	—	23,636,020	—	23,636,020
Total Common Stocks	32,050	—	—	32,050
Total Warrants	—	—	101	101
Total Preferred Stock	—	—	89	89
Total Securities Lending Collateral	50,062,500	—	—	50,062,500
Total Short-Term Obligation	—	62,560,000	—	62,560,000
Total Investments	225,319,944	1,959,313,241	7,125,825	2,191,759,010
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	14,413	—	14,413
Value of Credit Default Swap Contracts	—	(5,320,266)	—	(5,320,266)
Unrealized Appreciation (Depreciation) on Futures Contracts	3,901,561	—	—	3,901,561
Total	$229,221,505	$1,954,007,388	$7,125,825	$2,190,354,718

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending December 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of December 31, 2009
Corporate Fixed-Income Bonds & Notes
Communications	$17,100	$477	$—	$(477)	$—	$—	$17,100
Consumer Cyclical	3,391,731	—	42,666	1,261,737	(374,307)	491,710	4,813,537
Industrials	1,277,128	—	—	737,687	(431,363)	—	1,583,452
Asset Backed Securities	1,224,679	—	(533)	64,151	(581,777)	—	706,520
Collateralized Mortgage Obligation	—	—	109	424	(1,360)	5,853	5,026
Warrants	101	—	—	—	—	—	101
Preferred Stock	89	—	—	—	—	—	89
	$5,910,828	$477	$42,242	$2,063,522	$(1,388,807)	$497,563	$7,125,825

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at December 31, 2009, which were valued using significant unobservable inputs (Level 3) amounted to $2,063,522.

(a)          Principal amount is stated in U.S. dollars unless otherwise noted.

(b)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities, which are not illiquid, except for the following, amounted to $198,925,720, which represents 9.2% of net assets.

	Acquisition
Security	Date	Par/Shares	Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	11/02/06	$280,000	$284,200	$204,400
CMP Susquehanna Radio Holdings Corp., Series A	03/26/09	8,862	89	89
Local TV Finance LLC, PIK 9.250% 06/15/15	05/02/07-06/15/09	661,500	561,001	284,445
Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	280,000	280,000	253,400
Qatar Petroleum 5.579% 05/30/11	05/19/06	818,497	818,497	840,975
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.298% 09/30/20	01/02/08	3,400,000	3,247,748	3,426,316
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07-10/04/07	540,000	548,225	458,039
Snoqualmie Entertainment Authority 4.680% 02/01/14	01/23/07	90,000	90,000	44,100
Systems 2001 Asset Trust 6.664% 09/15/13	06/04/01	1,297,527	1,297,527	1,317,418
				$6,829,182

(c)          The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.

(d)         Parenthetical date represents the next interest rate reset date for the security.

(e)          Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2009, the value of these securities amounted to $7,569,073, which represents 0.3% of net assets.

(f)            The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2009, the value of these securities amounted to $7,494,786, which represents 0.3% of net assets.

(g)         Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(h)         The issuer is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2009, the value of these securities amounted to $484,870, which represents less than 0.1% of net assets.

(i)             Investments in affiliates during the nine months ended December 31, 2009:

Security name: Merrill Lynch & Co., Inc., 5.450% 02/05/13

Par as of 03/31/09:	$15,000,000
Par purchased:	$—
Par sold:	$(6,000,000)
Par as of 12/31/09:	$9,000,000
Net realized gain (loss):	$401,250
Interest income earned:	$570,433
Value at end of period:	$9,470,439

Security name: Merrill Lynch & Co., Inc., 5.700% 05/02/17

Par as of 03/31/09:	$9,940,000
Par purchased:	$—
Par sold:	$(3,000,000)
Par as of 12/31/09:	$6,940,000
Net realized gain (loss):	$(15,310)
Interest income earned:	$418,760
Value at end of period:	$6,802,394

Security name: Merrill Lynch & Co., Inc., 6.050%, 08/15/12

Par as of 03/31/09:	$1,500,000
Par purchased:	$—
Par sold:	$—
Par as of 12/31/09:	$1,500,000
Net realized gain (loss):	$—
Interest income earned:	$68,063
Value at end of period:	$1,606,848

Security name: Merrill Lynch & Co., Inc., 6.150% 04/25/13

Par as of 03/31/09:	$5,090,000
Par purchased:	$—
Par sold:	$(5,090,000)
Par as of 12/31/09:	$—
Net realized gain (loss):	$369,894
Interest income earned:	$191,672
Value at end of period:	$—

Security name: Merrill Lynch & Co., Inc., 7.750% 05/14/38

Par as of 03/31/09:	$5,160,000
Par purchased:	$—
Par sold:	$—
Par as of 12/31/09:	$5,160,000
Net realized gain (loss):	$—
Interest income earned:	$299,925
Value at end of period:	$5,669,493

As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(j)             Loan participation agreement.

(k)          All of this security with a market value of $2,844,325 is pledged as collateral for open futures contracts.

(l)             All or a portion of this security was on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 is $48,919,785.

(m)       Non-income producing security.

(n)         Investment made with cash collateral received from securities lending activity.

(o)         Cost for federal income tax purposes is $2,200,208,415.

(p)         Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$84,238,795	$(92,688,200)	$(8,449,405)

Forward foreign currency exchange contracts outstanding on December 31, 2009 are:

Foreign Exchange Rate Risk

Forward Foreign
Currency Exchange		Aggregate	Settlement	Unrealized
Contracts to Sell	Value	Face Value	Date	Appreciation

EUR	$322,546	$329,484	01/13/10	$6,938
EUR	544,744	552,219	01/15/10	7,475
				$14,413

At December 31, 2009, the Fund has entered into the following credit default swap contracts:

Credit Risk

Swap	Referenced	Receive Buy/Sell			Notional	Upfront Premium Paid	Value of
Counterparty	Obligation	Protection	Fixed Rate	Expiration Date	Amount	(Received)	Contract

Barclays Capital
	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	$9,600,000	$408,024	$61,719
Barclays Capital
	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	9,600,000	33,371	109,377
Barclays Capital
	Toll Brothers, Inc. 5.150% 05/15/15	Buy	1.000%	09/20/14	11,510,000	90,419	83,911
Barclays Capital
	The Home Depot, Inc. 5.875% 12/16/36	Buy	2.930%	12/20/13	21,545,000	—	(2,057,597)
Barclays Capital
	HSBC Finance Corp. 7.000% 05/15/12	Buy	5.000%	06/20/14	3,730,000	(152,913)	(501,517)
Barclays Capital
	Macy’s, Inc. 7.450% 07/15/17	Buy	5.000%	06/20/14	6,215,000	(252,784)	(627,559)
Barclays Capital
	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	8,000,000	(651,131)	(423,148)
JPMorgan
	Macy’s, Inc. 7.450% 07/15/17	Buy	1.000%	06/20/14	12,840,000	1,074,833	(607,072)
JPMorgan
	D.R. Horton, Inc. 5.375% 06/15/12	Buy	1.000%	09/20/14	11,510,000	454,441	106,357
Morgan Stanley
	The Home Depot, Inc. 5.875% 12/16/36	Buy	3.350%	12/20/13	8,000,000	—	(893,213)
Morgan Stanley
	Limited Brands, Inc. 7.450% 07/15/17	Buy	5.000%	09/20/14	10,000,000	(768,013)	(571,524)

							$(5,320,266)

At December 31, 2009, cash of $6,040,000 was pledged as collateral for open credit default swap contracts.

At December 31, 2009, the Fund held the following open long futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
10-Year U.S. Treasury Notes	295	$34,058,672	$34,654,240	Mar-2010	$(595,568)

At December 31, 2009, the Fund held the following open short futures contracts:

Risk Exposure/Type

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Notes	536	$115,918,376	$116,402,384	Mar-2010	$484,008
5-Year U.S. Treasury Notes	1,158	132,455,298	132,623,424	Mar-2010	168,126
30-Year U.S. Treasury Bonds	1,483	171,101,125	174,946,120	Mar-2010	3,844,995
					$4,497,129

At December 31, 2009, cash of $2,150,000 was pledged as collateral for open futures contracts.

Acronym	Name

EUR	Euro
I.O.	Interest Only
PIK	Payment-In-Kind
REMICS	Real Estate Mortgage Investment Conduits

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia International Growth Fund

		Shares	Value ($)*
Common Stocks — 98.5%
CONSUMER DISCRETIONARY — 12.7%
Auto Components — 2.2%
	Autoliv, Inc.	29,233	1,267,543
	Keihin Corp.	85,900	1,278,984
	Stanley Electric Co., Ltd.	71,000	1,427,798
Auto Components Total			3,974,325
Automobiles — 1.1%
	Honda Motor Co., Ltd.	58,900	1,991,530
Automobiles Total			1,991,530
Diversified Consumer Services — 0.5%
	Benesse Holdings, Inc.	22,100	924,184
Diversified Consumer Services Total			924,184
Hotels, Restaurants & Leisure — 2.1%
	Compass Group PLC	308,352	2,202,325
	William Hill PLC	487,958	1,453,143
Hotels, Restaurants & Leisure Total			3,655,468
Media — 1.1%
	WPP PLC	198,643	1,939,723
Media Total			1,939,723
Specialty Retail — 2.8%
	Fast Retailing Co., Ltd.	10,600	1,978,366
	Hennes & Mauritz AB, Class B	19,460	1,076,866
	Yamada Denki Co., Ltd.	30,230	2,031,430
Specialty Retail Total			5,086,662
Textiles, Apparel & Luxury Goods — 2.9%
	Compagnie Financiere Richemont SA	44,036	1,473,493
	LVMH Moet Hennessy Louis Vuitton SA	15,229	1,709,945
	Polo Ralph Lauren Corp.	23,804	1,927,648
Textiles, Apparel & Luxury Goods Total			5,111,086
CONSUMER DISCRETIONARY TOTAL			22,682,978
CONSUMER STAPLES — 16.0%
Beverages — 1.8%
	Anheuser-Busch InBev NV	24,825	1,282,562
	Carlsberg A/S, Class B	25,643	1,892,367
Beverages Total			3,174,929
Food & Staples Retailing — 5.4%
	FamilyMart Co., Ltd.	40,000	1,178,859
	Koninklijke Ahold NV	189,772	2,517,697
	Tesco PLC	283,644	1,948,865
	Wal-Mart Stores, Inc.	33,405	1,785,497

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — (continued)
	Woolworths Ltd.	87,408	2,189,409
Food & Staples Retailing Total			9,620,327
Food Products — 6.1%
	Danone SA	16,673	1,015,373
	Nestle SA, Registered Shares	118,897	5,776,349
	Toyo Suisan Kaisha Ltd.	34,000	779,358
	Unilever NV	100,655	3,279,868
Food Products Total			10,850,948
Household Products — 0.5%
	Reckitt Benckiser Group PLC	18,374	995,464
Household Products Total			995,464
Tobacco — 2.2%
	British American Tobacco PLC	52,029	1,687,852
	Japan Tobacco, Inc.	686	2,314,673
Tobacco Total			4,002,525
CONSUMER STAPLES TOTAL			28,644,193
ENERGY — 4.0%
Energy Equipment & Services — 3.2%
	Core Laboratories N.V.	20,123	2,376,929
	Seadrill Ltd.	59,497	1,507,082
	Tecnicas Reunidas SA	33,440	1,912,914
Energy Equipment & Services Total			5,796,925
Oil, Gas & Consumable Fuels — 0.8%
	BG Group PLC	77,303	1,384,326
Oil, Gas & Consumable Fuels Total			1,384,326
ENERGY TOTAL			7,181,251
FINANCIALS — 13.9%
Capital Markets — 2.7%
	Credit Suisse Group AG, Registered Shares	16,609	818,012
	Investec PLC	183,035	1,254,724
	Man Group PLC	210,706	1,036,478
	UBS AG, Registered Shares (a)	107,467	1,650,899
Capital Markets Total			4,760,113
Commercial Banks — 7.1%
	Banco Santander SA	140,843	2,314,036
	BNP Paribas	21,790	1,719,528
	National Bank of Greece SA (a)	42,538	1,084,679
	Standard Chartered PLC	124,979	3,129,797
	Svenska Handelsbanken AB, Class A	54,005	1,544,516

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Commercial Banks — (continued)
	Toronto-Dominion Bank	24,400	1,538,867
	Westpac Banking Corp.	60,704	1,366,399
Commercial Banks Total			12,697,822
Diversified Financial Services — 1.2%
	Hong Kong Exchanges & Clearing Ltd.	36,300	646,227
	ING Groep NV (a)	159,195	1,538,966
Diversified Financial Services Total			2,185,193
Insurance — 1.2%
	Brit Insurance Holdings NV	407,079	1,291,860
	Mapfre SA	205,936	860,468
Insurance Total			2,152,328
Real Estate Investment Trusts (REITs) — 0.9%
	Japan Real Estate Investment Corp.	207	1,519,411
Real Estate Investment Trusts (REITs) Total			1,519,411
Real Estate Management & Development — 0.8%
	Hongkong Land Holdings Ltd.	303,000	1,491,139
Real Estate Management & Development Total			1,491,139
FINANCIALS TOTAL			24,806,006
HEALTH CARE — 12.1%
Biotechnology — 1.6%
	Amgen, Inc. (a)	38,010	2,150,226
	CSL Ltd.	22,043	641,276
Biotechnology Total			2,791,502
Health Care Equipment & Supplies — 0.5%
	Miraca Holdings, Inc.	33,700	922,389
Health Care Equipment & Supplies Total			922,389
Pharmaceuticals — 10.0%
	Bayer AG	13,576	1,085,063
	GlaxoSmithKline PLC	130,896	2,772,792
	Novartis AG, Registered Shares	77,294	4,211,150
	Novo-Nordisk A/S, Class B	32,824	2,100,172
	Roche Holding AG, Genusschein Shares	24,092	4,098,439
	Sanofi-Aventis SA, ADR	51,396	2,018,321

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Santen Pharmaceutical Co., Ltd.	50,400	1,611,530
Pharmaceuticals Total			17,897,467
HEALTH CARE TOTAL			21,611,358
INDUSTRIALS — 11.9%
Air Freight & Logistics — 0.7%
	Yamato Holdings Co., Ltd.	87,300	1,207,092
Air Freight & Logistics Total			1,207,092
Building Products — 1.0%
	Asahi Glass Co., Ltd.	186,000	1,742,419
Building Products Total			1,742,419
Commercial Services & Supplies — 0.9%
	Toppan Printing Co., Ltd.	195,000	1,577,560
Commercial Services & Supplies Total			1,577,560
Construction & Engineering — 1.6%
	Impregilo SpA	309,260	1,096,569
	JGC Corp.	92,000	1,693,639
Construction & Engineering Total			2,790,208
Electrical Equipment — 3.2%
	ABB Ltd., Registered Shares (a)	81,474	1,558,221
	Alstom SA	24,001	1,667,553
	Schneider Electric SA	12,417	1,438,533
	Sumitomo Electric Industries Ltd.	91,500	1,134,118
Electrical Equipment Total			5,798,425
Industrial Conglomerates — 1.4%
	Siemens AG, Registered Shares	27,623	2,533,663
Industrial Conglomerates Total			2,533,663
Machinery — 1.3%
	MAN SE	30,786	2,397,711
Machinery Total			2,397,711
Marine — 1.0%
	A.P. Moller - Maersk A/S, Class B	247	1,727,200
Marine Total			1,727,200

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Transportation Infrastructure — 0.8%
	Zhejiang Expressway Co., Ltd., Class H	1,612,000	1,481,696
Transportation Infrastructure Total			1,481,696
INDUSTRIALS TOTAL			21,255,974
INFORMATION TECHNOLOGY — 6.9%
Computers & Peripherals — 0.5%
	Wistron Corp.	511,000	986,909
Computers & Peripherals Total			986,909
Electronic Equipment, Instruments & Components — 1.6%
	FUJIFILM Holdings Corp.	64,400	1,923,941
	Murata Manufacturing Co., Ltd.	18,000	888,768
Electronic Equipment, Instruments & Components Total			2,812,709
Internet Software & Services — 1.3%
	Tencent Holdings Ltd.	106,300	2,293,741
Internet Software & Services Total			2,293,741
IT Services — 1.0%
	Redecard SA	104,900	1,728,521
IT Services Total			1,728,521
Semiconductors & Semiconductor Equipment — 0.8%
	Shinko Electric Industries Co., Ltd.	103,600	1,493,080
Semiconductors & Semiconductor Equipment Total			1,493,080
Software — 1.7%
	Autonomy Corp. PLC (a)	67,799	1,653,074
	SAP AG	29,769	1,404,024
Software Total			3,057,098
INFORMATION TECHNOLOGY TOTAL			12,372,058
MATERIALS — 14.9%
Chemicals — 3.7%
	Hitachi Chemical Co., Ltd.	62,000	1,248,045
	Nitto Denko Corp.	42,900	1,528,775
	Syngenta AG, Registered Shares	9,444	2,646,371
	Tokuyama Corp.	213,000	1,186,943
Chemicals Total			6,610,134
Construction Materials — 0.5%
	HeidelbergCement AG	13,915	957,153
Construction Materials Total			957,153
Containers & Packaging — 1.4%
	Smurfit Kappa Group PLC (a)	204,952	1,823,647

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — (continued)
	Toyo Seikan Kaisha Ltd.	48,400	732,374
Containers & Packaging Total			2,556,021
Metals & Mining — 9.3%
	Anglo American PLC (a)	67,276	2,911,627
	Antofagasta PLC	155,976	2,473,145
	BHP Billiton PLC	221,199	7,065,698
	Rio Tinto Ltd.	62,913	4,162,687
Metals & Mining Total			16,613,157
MATERIALS TOTAL			26,736,465
TELECOMMUNICATION SERVICES — 3.5%
Diversified Telecommunication Services — 2.9%
	Tele2 AB, Class B	76,183	1,167,114
	Telefonica SA	148,133	4,128,696
Diversified Telecommunication Services Total			5,295,810
Wireless Telecommunication Services — 0.6%
	Mobile TeleSystems OJSC, ADR	21,664	1,059,153
Wireless Telecommunication Services Total			1,059,153
TELECOMMUNICATION SERVICES TOTAL			6,354,963
UTILITIES — 2.6%
Electric Utilities — 1.0%
	Cia Energetica de Minas Gerais, ADR	102,781	1,856,225
Electric Utilities Total			1,856,225
Independent Power Producers & Energy Traders — 1.0%
	International Power PLC	363,586	1,798,955
Independent Power Producers & Energy Traders Total			1,798,955
Multi-Utilities — 0.6%
	RWE AG	10,860	1,055,348
Multi-Utilities Total			1,055,348
UTILITIES TOTAL			4,710,528

	Total Common Stocks (cost of $146,795,426)		176,355,774
Investment Companies — 1.4%
	iShares FTSE/Xinhua China 25 Index Fund	24,598	1,039,758
	iShares MSCI EAFE Index Fund	26,551	1,468,270

	Total Investment Companies (cost of $2,105,255)		2,508,028

6

		Par ($)	Value ($)
Short-Term Obligation — 0.3%

	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by U.S. Government Agency obligation maturity 03/13/14, market value $462,963 (repurchase proceeds $450,000)	450,000	450,000

	Total Short-Term Obligation (cost of $450,000)		450,000

	Total Investments — 100.2% (cost of $149,350,681)(b)(c)		179,313,802

	Other Assets & Liabilities, Net — (0.2)%		(285,646)

	Net Assets — 100.0%		179,028,156

7

Notes to Investment Portfolio:

*       Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets..

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$3,195,191	$19,487,787	$—	$22,682,978
Consumer Staples	1,785,497	26,858,696	—	28,644,193
Energy	2,376,929	4,804,322	—	7,181,251
Financials	3,030,006	21,776,000	—	24,806,006
Health Care	4,168,547	17,442,811	—	21,611,358
Industrials	—	21,255,974	—	21,255,974
Information Technology	—	12,372,058	—	12,372,058
Materials	—	26,736,465	—	26,736,465
Telecommunications Services	1,059,153	5,295,810	—	6,354,963
Utilities	1,856,225	2,854,303	—	4,710,528
Total Common Stocks	17,471,548	158,884,226	—	176,355,774
Total Investment Companies	2,508,028	—	—	2,508,028
Total Short-Term Obligation	—	450,000	—	450,000
Total Investments	19,979,576	159,334,226	—	179,313,802
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	(197,584)	—	(197,584)
Total	$19,979,576	$159,136,642	$—	$179,116,218

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)          Non-income producing security.

(b)         Cost for federal income tax purposes is $149,350,681.

(c)          Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$34,076,483	$(4,113,362)	$29,963,121

Forward foreign currency exchange contracts outstanding on December 31, 2009 are:

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$5,859,427	$5,860,719	03/11/10	$(1,292)
CHF	2,821,977	2,808,362	03/11/10	13,615
EUR	3,174,992	3,219,569	03/11/10	(44,577)
GBP	2,184,485	2,211,208	03/11/10	(26,723)
JPY	2,492,908	2,589,979	03/11/10	(97,071)
SEK	1,436,780	1,432,794	03/11/10	3,986
SGD	2,394,088	2,409,195	03/11/10	(15,107)

				$(167,169)

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	$3,163,017	$3,127,277	03/11/10	$(35,740)
CAD	1,632,146	1,610,301	03/11/10	(21,845)
DKK	3,087,220	3,129,549	03/11/10	42,329
NOK	413,293	414,472	03/11/10	1,179
TWD	909,449	893,111	03/11/10	(16,338)

				$(30,415)

9

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

10

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia Mid Cap Core Fund

		Shares	Value ($)*
Common Stocks — 100.0%
CONSUMER DISCRETIONARY — 15.0%
Auto Components — 0.9%
	BorgWarner, Inc.	20,956	696,158
Auto Components Total			696,158
Diversified Consumer Services — 1.2%
	Apollo Group, Inc., Class A (a)	15,136	916,939
Diversified Consumer Services Total			916,939
Hotels, Restaurants & Leisure — 2.7%
	Bally Technologies, Inc. (a)	13,186	544,450
	Carnival Corp. (a)	12,995	411,812
	Chipotle Mexican Grill, Inc., Class A (a)	5,195	457,991
	Starbucks Corp. (a)	28,120	648,447
Hotels, Restaurants & Leisure Total			2,062,700
Household Durables — 0.6%
	Newell Rubbermaid, Inc.	27,782	417,008
Household Durables Total			417,008
Internet & Catalog Retail — 0.8%
	Liberty Media Holding Corp., Interactive Series A (a)	54,490	590,672
Internet & Catalog Retail Total			590,672
Media — 2.6%
	CBS Corp., Class B	40,735	572,327
	DISH Network Corp., Class A (a)	42,841	889,808
	Viacom, Inc., Class B (a)	18,124	538,826
Media Total			2,000,961
Multiline Retail — 1.6%
	J.C. Penney Co., Inc.	19,724	524,856
	Nordstrom, Inc.	18,956	712,366
Multiline Retail Total			1,237,222
Specialty Retail — 3.6%
	Advance Auto Parts, Inc.	16,547	669,823
	American Eagle Outfitters, Inc.	33,673	571,767
	Ross Stores, Inc.	17,990	768,353
	Urban Outfitters, Inc. (a)	19,450	680,555
Specialty Retail Total			2,690,498

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.0%
	Hanesbrands, Inc. (a)	31,455	758,380
Textiles, Apparel & Luxury Goods Total			758,380
CONSUMER DISCRETIONARY TOTAL			11,370,538
CONSUMER STAPLES — 6.6%
Beverages — 0.8%
	Molson Coors Brewing Co., Class B	13,484	608,937
Beverages Total			608,937
Food & Staples Retailing — 0.7%
	BJ’s Wholesale Club, Inc. (a)	15,984	522,837
Food & Staples Retailing Total			522,837
Household Products — 1.1%
	Clorox Co.	13,609	830,149
Household Products Total			830,149
Personal Products — 3.0%
	Avon Products, Inc.	32,805	1,033,357
	Este’e Lauder Companies, Inc., Class A	10,955	529,784
	Mead Johnson Nutrition Co., Class A	17,683	772,747
Personal Products Total			2,335,888
Tobacco — 1.0%
	Lorillard, Inc.	9,328	748,386
Tobacco Total			748,386
CONSUMER STAPLES TOTAL			5,046,197
ENERGY — 7.4%
Energy Equipment & Services — 3.2%
	Cameron International Corp. (a)	12,884	538,551
	Nabors Industries Ltd. (a)	16,196	354,531
	Noble Corp.	15,323	623,646
	Pride International, Inc. (a)	14,013	447,155
	Superior Energy Services, Inc. (a)	20,877	507,102
Energy Equipment & Services Total			2,470,985
Oil, Gas & Consumable Fuels — 4.2%
	Alpha Natural Resources, Inc. (a)	14,460	627,275
	Cabot Oil & Gas Corp.	17,059	743,602
	Continental Resources, Inc. (a)	10,878	466,557
	Southwestern Energy Co. (a)	18,001	867,648

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Whiting Petroleum Corp. (a)	6,361	454,494
Oil, Gas & Consumable Fuels Total			3,159,576
ENERGY TOTAL			5,630,561
FINANCIALS — 18.7%
Capital Markets — 4.8%
	Ameriprise Financial, Inc.	25,574	992,783
	Raymond James Financial, Inc.	39,535	939,747
	T. Rowe Price Group, Inc.	18,804	1,001,313
	TD Ameritrade Holding Corp. (a)	38,646	748,959
Capital Markets Total			3,682,802
Commercial Banks — 3.3%
	BB&T Corp.	22,931	581,760
	Fifth Third Bancorp.	75,771	738,767
	M&T Bank Corp.	10,160	679,602
	TCF Financial Corp.	36,202	493,071
Commercial Banks Total			2,493,200
Consumer Finance — 1.1%
	Discover Financial Services	57,143	840,573
Consumer Finance Total			840,573
Insurance — 6.6%
	ACE Ltd. (a)	11,384	573,754
	AON Corp.	7,746	296,982
	Axis Capital Holdings Ltd.	26,838	762,468
	Lincoln National Corp.	24,679	614,013
	Principal Financial Group, Inc.	23,850	573,354
	Prudential Financial, Inc.	13,705	681,961
	Reinsurance Group of America, Inc.	17,947	855,174
	XL Capital Ltd., Class A	35,645	653,373
Insurance Total			5,011,079
Real Estate Investment Trusts (REITs) — 2.9%
	Entertainment Properties Trust	7,220	254,649
	Equity Lifestyle Properties, Inc.	9,441	476,487
	Mid-America Apartment Communities, Inc.	9,771	471,744
	National Retail Properties, Inc.	20,898	443,456
	Nationwide Health Properties, Inc.	14,897	524,077
Real Estate Investment Trusts (REITs) Total			2,170,413
FINANCIALS TOTAL			14,198,067
HEALTH CARE — 9.4%
Biotechnology — 1.5%
	Dendreon Corp. (a)	10,338	271,683

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Talecris Biotherapeutics Holdings Corp. (a)	15,237	339,328
	Vertex Pharmaceuticals, Inc. (a)	11,739	503,016
Biotechnology Total			1,114,027
Health Care Equipment & Supplies — 1.5%
	C.R. Bard, Inc.	6,200	482,980
	CareFusion Corp. (a)	14,691	367,422
	St. Jude Medical, Inc. (a)	8,383	308,327
Health Care Equipment & Supplies Total			1,158,729
Health Care Providers & Services — 4.6%
	AmerisourceBergen Corp.	26,123	681,027
	CIGNA Corp.	16,196	571,233
	Community Health Systems, Inc. (a)	15,746	560,558
	Humana, Inc. (a)	12,059	529,269
	Laboratory Corp. of America Holdings (a)	7,924	593,032
	Quest Diagnostics, Inc.	9,870	595,950
Health Care Providers & Services Total			3,531,069
Life Sciences Tools & Services — 0.4%
	Illumina, Inc. (a)	10,340	316,921
Life Sciences Tools & Services Total			316,921
Pharmaceuticals — 1.4%
	Forest Laboratories, Inc. (a)	18,981	609,480
	Mylan, Inc. (a)	23,244	428,387
Pharmaceuticals Total			1,037,867
HEALTH CARE TOTAL			7,158,613
INDUSTRIALS — 12.4%
Aerospace & Defense — 1.2%
	Goodrich Corp.	14,748	947,559
Aerospace & Defense Total			947,559
Construction & Engineering — 0.6%
	KBR, Inc.	23,746	451,174
Construction & Engineering Total			451,174
Electrical Equipment — 1.0%
	Cooper Industries PLC, Class A	17,620	751,317
Electrical Equipment Total			751,317
Industrial Conglomerates — 1.0%
	Tyco International Ltd. (a)	20,843	743,678
Industrial Conglomerates Total			743,678

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — 5.8%
	Barnes Group, Inc.	35,027	591,956
	Cummins, Inc.	12,479	572,287
	Dover Corp.	22,747	946,503
	Flowserve Corp.	6,753	638,361
	Harsco Corp.	15,919	513,069
	Parker Hannifin Corp.	16,479	887,889
	Stanley Works	5,234	269,603
Machinery Total			4,419,668
Professional Services — 1.1%
	Dun & Bradstreet Corp.	9,480	799,828
Professional Services Total			799,828
Road & Rail — 0.7%
	Ryder System, Inc.	13,867	570,904
Road & Rail Total			570,904
Trading Companies & Distributors — 1.0%
	W.W. Grainger, Inc.	7,652	740,943
Trading Companies & Distributors Total			740,943
INDUSTRIALS TOTAL			9,425,071
INFORMATION TECHNOLOGY — 15.0%
Communications Equipment — 1.4%
	Brocade Communications Systems, Inc. (a)	63,481	484,360
	CommScope, Inc. (a)	21,292	564,877
Communications Equipment Total			1,049,237
Computers & Peripherals — 1.9%
	Diebold, Inc.	24,207	688,689
	Teradata Corp. (a)	23,900	751,177
Computers & Peripherals Total			1,439,866
Internet Software & Services — 0.6%
	Akamai Technologies, Inc. (a)	18,104	458,574
Internet Software & Services Total			458,574
IT Services — 5.2%
	Accenture Ltd., Class A	16,870	700,105
	Alliance Data Systems Corp. (a)	8,046	519,691
	Cognizant Technology Solutions Corp., Class A (a)	15,842	717,643
	DST Systems, Inc. (a)	11,483	500,085
	Hewitt Associates, Inc., Class A (a)	14,325	605,374
	Western Union Co.	49,448	932,095
IT Services Total			3,974,993

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 4.3%
	Altera Corp.	26,406	597,568
	Amkor Technology, Inc. (a)	62,085	444,529
	Analog Devices, Inc.	16,011	505,627
	Broadcom Corp., Class A (a)	12,221	384,350
	Lam Research Corp. (a)	9,831	385,474
	Novellus Systems, Inc. (a)	21,445	500,526
	Varian Semiconductor Equipment Associates, Inc. (a)	12,325	442,221
Semiconductors & Semiconductor Equipment Total			3,260,295
Software — 1.6%
	Jack Henry & Associates, Inc.	26,013	601,421
	Sybase, Inc. (a)	14,076	610,898
Software Total			1,212,319
INFORMATION TECHNOLOGY TOTAL			11,395,284
MATERIALS — 5.8%
Chemicals — 2.5%
	Albemarle Corp.	13,968	508,016
	Celanese Corp., Series A	18,012	578,186
	PPG Industries, Inc.	14,152	828,458
Chemicals Total			1,914,660
Containers & Packaging — 2.3%
	Crown Holdings, Inc. (a)	17,382	444,631
	Owens-Illinois, Inc. (a)	17,116	562,603
	Packaging Corp. of America	31,785	731,373
Containers & Packaging Total			1,738,607
Metals & Mining — 1.0%
	AK Steel Holding Corp.	14,303	305,369
	Nucor Corp.	9,805	457,403
Metals & Mining Total			762,772
MATERIALS TOTAL			4,416,039
TELECOMMUNICATION SERVICES — 2.1%
Diversified Telecommunication Services — 0.5%
	Qwest Communications International, Inc.	100,301	422,267
Diversified Telecommunication Services Total			422,267
Wireless Telecommunication Services — 1.6%
	Millicom International Cellular SA	6,177	455,677

6

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	NII Holdings, Inc. (a)	21,770	731,037
Wireless Telecommunication Services Total			1,186,714
TELECOMMUNICATION SERVICES TOTAL			1,608,981
UTILITIES — 7.6%
Electric Utilities — 0.5%
	FPL Group, Inc.	7,419	391,872
Electric Utilities Total			391,872
Gas Utilities — 1.7%
	AGL Resources, Inc.	16,680	608,319
	Questar Corp.	15,931	662,252
Gas Utilities Total			1,270,571
Independent Power Producers & Energy Traders — 0.6%
	AES Corp. (a)	35,184	468,299
Independent Power Producers & Energy Traders Total			468,299
Multi-Utilities — 4.8%
	PG&E Corp.	21,277	950,018
	Public Service Enterprise Group, Inc.	27,032	898,814
	Sempra Energy	19,997	1,119,432
	Xcel Energy, Inc.	31,951	678,000
Multi-Utilities Total			3,646,264
UTILITIES TOTAL			5,777,006

	Total Common Stocks (cost of $62,670,435)		76,026,357

	Total Investments — 100.0% (cost of $62,670,435)(b)(c)		76,026,357

	Other Assets & Liabilities, Net — 0.0%		30,523

	Net Assets — 100.0%		76,056,880

Notes to Investment Portfolio:

*       Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Quoted prices in active markets for identical securities (level 1 measurements), were used in determining value for all securities in the Fund’s portfolio as of December 31, 2009.

(a)          Non-income producing security.

(b)         Cost for federal income tax purposes is $62,670,435.

(c)          Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$13,804,948	$(449,026)	$13,355,922

8

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia Pacific/Asia Fund

		Shares	Value ($)*
Common Stocks — 98.3%
CONSUMER DISCRETIONARY — 11.8%
Auto Components — 1.3%
	Nippon Seiki Co., Ltd.	18,000	205,007
	Stanley Electric Co., Ltd.	7,500	150,824
Auto Components Total			355,831
Automobiles — 3.1%
	Dongfeng Motor Group Co., Ltd., Class H	168,000	239,126
	Honda Motor Co., Ltd.	6,900	233,303
	Toyota Motor Corp.	9,300	390,748
Automobiles Total			863,177
Leisure Equipment & Products — 0.9%
	Altek Corp.	128,423	259,599
Leisure Equipment & Products Total			259,599
Media — 1.0%
	Daiichikosho Co., Ltd.	23,100	259,880
Media Total			259,880
Specialty Retail — 2.9%
	Autobacs Seven Co., Ltd.	6,800	202,371
	Chiyoda Co., Ltd.	11,200	143,948
	Hikari Tsushin, Inc.	9,600	173,497
	USS Co., Ltd.	4,380	265,976
Specialty Retail Total			785,792
Textiles, Apparel & Luxury Goods — 2.6%
	LG Fashion Corp.	11,520	312,404
	Weiqiao Textile Co., Ltd., Class H	129,572	88,458
	Youngone Corp. (a)	32,218	322,540
Textiles, Apparel & Luxury Goods Total			723,402
CONSUMER DISCRETIONARY TOTAL			3,247,681
CONSUMER STAPLES — 5.5%
Food & Staples Retailing — 3.0%
	Lianhua Supermarket Holdings Co., Ltd., Class H	114,017	342,608
	Matsumotokiyoshi Holdings Co., Ltd.	10,000	219,630
	Seven & I Holdings Co., Ltd.	13,500	274,011
Food & Staples Retailing Total			836,249
Food Products — 1.0%
	China Milk Products Group Ltd. (a)	619,000	147,251
	Toyo Suisan Kaisha Ltd.	5,900	135,242
Food Products Total			282,493

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 0.8%
	Mandom Corp.	8,100	229,481
Personal Products Total			229,481
Tobacco — 0.7%
	Japan Tobacco, Inc.	54	182,204
Tobacco Total			182,204
CONSUMER STAPLES TOTAL			1,530,427
ENERGY — 5.1%
Energy Equipment & Services — 1.0%
	Shinko Plantech Co., Ltd.	26,200	264,075
Energy Equipment & Services Total			264,075
Oil, Gas & Consumable Fuels — 4.1%
	AWE Ltd. (a)	109,491	273,316
	CNOOC Ltd.	96,000	149,213
	INPEX Corp.	21	157,615
	Oil & Natural Gas Corp., Ltd.	11,670	295,364
	Yanzhou Coal Mining Co., Ltd., Class H	116,000	253,798
Oil, Gas & Consumable Fuels Total			1,129,306
ENERGY TOTAL			1,393,381
FINANCIALS — 27.0%
Capital Markets — 1.5%
	Macquarie Group Ltd.	4,096	175,364
	Tokai Tokyo Financial Holdings	64,000	249,326
Capital Markets Total			424,690
Commercial Banks — 15.3%
	Australia & New Zealand Banking Group Ltd.	6,260	127,365
	Bangkok Bank PCL, Foreign Registered Shares	66,100	230,105
	Bank of Baroda	23,059	248,772
	Bank of China Ltd., Class H	798,000	427,257
	Commonwealth Bank of Australia	10,779	525,607
	Daegu Bank	11,500	169,051
	DBS Group Holdings Ltd.	37,000	402,297
	Fukuoka Financial Group, Inc.	59,000	204,742
	Industrial & Commercial Bank of China, Class H	493,100	404,665
	Mitsubishi UFJ Financial Group, Inc.	19,900	97,434
	National Australia Bank Ltd.	5,218	126,971
	Siam Commercial Bank PCL, Foreign Registered Shares	93,600	243,545

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Sumitomo Mitsui Financial Group, Inc.	6,600	188,163
	Sumitomo Trust & Banking Co., Ltd.	38,400	186,678
	Union Bank of India	25,164	140,931
	Westpac Banking Corp.	22,709	511,162
Commercial Banks Total			4,234,745
Consumer Finance — 0.6%
	Hitachi Capital Corp.	14,500	175,280
Consumer Finance Total			175,280
Insurance — 3.1%
	Dongbu Insurance Co., Ltd.	9,970	275,896
	Hyundai Marine & Fire Insurance Co., Ltd.	11,660	186,161
	QBE Insurance Group Ltd.	16,949	386,853
Insurance Total			848,910
Real Estate Investment Trusts (REITs) — 1.4%
	Japan Retail Fund Investment Corp.	49	219,319
	Kiwi Income Property Trust	212,052	160,119
Real Estate Investment Trusts (REITs) Total			379,438
Real Estate Management & Development — 4.5%
	Ho Bee Investment Ltd.	226,000	275,067
	Hongkong Land Holdings Ltd.	55,000	270,669
	Huaku Development Co., Ltd.	105,000	265,360
	Sinolink Worldwide Holdings Ltd.	1,337,854	256,644
	Swire Pacific Ltd., Class A	13,200	159,638
Real Estate Management & Development Total			1,227,378
Thrifts & Mortgage Finance — 0.6%
	LIC Housing Finance Ltd.	9,710	170,108
Thrifts & Mortgage Finance Total			170,108
FINANCIALS TOTAL			7,460,549
HEALTH CARE — 2.9%
Health Care Equipment & Supplies — 0.7%
	Miraca Holdings, Inc.	7,600	208,017
Health Care Equipment & Supplies Total			208,017
Health Care Providers & Services — 0.6%
	As One Corp.	9,900	172,615
Health Care Providers & Services Total			172,615
Pharmaceuticals — 1.6%
	Astellas Pharma, Inc.	5,400	201,143

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Santen Pharmaceutical Co., Ltd.	7,200	230,218
Pharmaceuticals Total			431,361
HEALTH CARE TOTAL			811,993
INDUSTRIALS — 12.6%
Commercial Services & Supplies — 0.8%
	Aeon Delight Co., Ltd.	15,900	225,055
Commercial Services & Supplies Total			225,055
Construction & Engineering — 4.7%
	COMSYS Holdings Corp.	21,800	228,506
	CTCI Corp.	177,000	180,797
	Macmahon Holdings Ltd.	515,271	280,085
	Monadelphous Group Ltd.	13,506	172,489
	NEC Networks & System Integration Corp.	20,100	242,513
	Toyo Engineering Corp.	69,000	202,379
Construction & Engineering Total			1,306,769
Electrical Equipment — 3.0%
	Bharat Heavy Electricals Ltd.	3,068	157,541
	Harbin Power Equipment Co., Ltd., Class H	170,000	150,634
	I-Sheng Electric Wire & Cable Co., Ltd.	123,000	238,641
	Sumitomo Electric Industries Ltd.	21,900	271,445
Electrical Equipment Total			818,261
Machinery — 0.7%
	Sintokogio Ltd.	29,200	206,682
Machinery Total			206,682
Road & Rail — 0.4%
	Transport International Holdings Ltd.	40,121	113,655
Road & Rail Total			113,655
Trading Companies & Distributors — 2.3%
	ITOCHU Corp.	49,000	360,317
	Mitsubishi Corp.	11,100	275,977
Trading Companies & Distributors Total			636,294

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Transportation Infrastructure — 0.7%
	Zhejiang Expressway Co., Ltd., Class H	196,000	180,157
Transportation Infrastructure Total			180,157
INDUSTRIALS TOTAL			3,486,873
INFORMATION TECHNOLOGY — 13.8%
Computers & Peripherals — 1.1%
	Wistron Corp.	151,631	292,849
Computers & Peripherals Total			292,849
Electronic Equipment, Instruments & Components — 3.4%
	AU Optronics Corp.	101,420	122,375
	FUJIFILM Holdings Corp.	7,600	227,049
	HON HAI Precision Industry Co., Ltd.	65,745	309,278
	Venture Corp., Ltd.	44,000	275,918
Electronic Equipment, Instruments & Components Total			934,620
Internet Software & Services — 0.8%
	Tencent Holdings Ltd.	10,900	235,200
Internet Software & Services Total			235,200
Office Electronics — 1.6%
	Canon, Inc.	10,600	448,116
Office Electronics Total			448,116
Semiconductors & Semiconductor Equipment — 4.9%
	Macronix International	479,000	271,949
	Samsung Electronics Co., Ltd.	944	644,736
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	16,450	188,188
	United Microelectronics Corp., ADR (a)	66,126	256,569
Semiconductors & Semiconductor Equipment Total			1,361,442
Software — 2.0%
	Nintendo Co., Ltd.	1,200	284,480
	NSD Co., Ltd.	25,100	258,153
Software Total			542,633
INFORMATION TECHNOLOGY TOTAL			3,814,860
MATERIALS — 11.0%
Chemicals — 3.2%
	Capro Corp. (a)	34,510	280,382
	Hitachi Chemical Co., Ltd.	8,300	167,077
	Kansai Paint Co., Ltd.	34,000	282,311
	Nitto Denko Corp.	4,200	149,670
Chemicals Total			879,440

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Containers & Packaging — 0.6%
	Toyo Seikan Kaisha Ltd.	11,000	166,449
Containers & Packaging Total			166,449
Metals & Mining — 7.2%
	BHP Billiton Ltd.	18,937	725,169
	BlueScope Steel Ltd.	81,275	224,272
	China Zhongwang Holdings Ltd. (a)	224,800	179,337
	Eurasian Natural Resources Corp.	16,570	244,396
	Freeport-McMoRan Copper & Gold, Inc. (a)	3,219	258,453
	Tokyo Steel Manufacturing Co., Ltd.	10,200	114,752
	Yamato Kogyo Co., Ltd.	7,600	245,889
Metals & Mining Total			1,992,268
MATERIALS TOTAL			3,038,157
TELECOMMUNICATION SERVICES — 4.5%
Diversified Telecommunication Services — 2.1%
	Chunghwa Telecom Co., Ltd., ADR	14,614	271,382
	Nippon Telegraph & Telephone Corp.	7,500	295,013
Diversified Telecommunication Services Total			566,395
Wireless Telecommunication Services — 2.4%
	China Mobile Ltd., ADR	2,753	127,822
	Philippine Long Distance Telephone Co., ADR (b)	3,191	180,834
	SK Telecom Co., Ltd.	658	95,659
	Softbank Corp.	11,600	271,124
Wireless Telecommunication Services Total			675,439
TELECOMMUNICATION SERVICES TOTAL			1,241,834
UTILITIES — 4.1%
Electric Utilities — 0.7%
	Okinawa Electric Power Co., Inc.	3,800	201,806
Electric Utilities Total			201,806
Gas Utilities — 1.7%
	Tokyo Gas Co., Ltd.	61,000	243,173
	Xinao Gas Holdings Ltd.	94,000	240,105
Gas Utilities Total			483,278
Independent Power Producers & Energy Traders — 0.6%
	Energy Development Corp.	1,623,000	163,891
Independent Power Producers & Energy Traders Total			163,891

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Water Utilities — 1.1%
	Guangdong Investment Ltd.	500,000	291,098
Water Utilities Total			291,098
UTILITIES TOTAL			1,140,073
	Total Common Stocks (cost of $23,212,328)		27,165,828
Investment Companies — 2.1%
	iShares MSCI Emerging Markets Index Fund	5,683	235,845
	iShares MSCI Japan Index Fund	23,679	230,633
	iShares MSCI Pacific ex-Japan Index Fund	2,825	116,870

	Total Investment Companies (cost of $584,137)		583,348

	Total Investments — 100.4% (cost of $23,796,465)(c)(d)		27,749,176

	Other Assets & Liabilities, Net — (0.4)%		(118,206)

	Net Assets — 100.0%		27,630,970

Notes to Investment Portfolio:

*       Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

7

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$3,247,681	$—	$3,247,681
Consumer Staples	—	1,530,427	—	1,530,427
Energy	—	1,393,381	—	1,393,381
Financials	270,669	7,189,880	—	7,460,549
Health Care	—	811,993	—	811,993
Industrials	—	3,486,873	—	3,486,873
Information Technology	444,757	3,370,103	—	3,814,860
Materials	258,453	2,779,704	—	3,038,157
Telecommunication Services	580,038	661,796	—	1,241,834
Utilities	—	1,140,073	—	1,140,073
Total Common Stocks	1,553,917	25,611,911	—	27,165,828
Total Investment Companies	583,348	—	—	583,348
Total Investments	2,137,265	25,611,911	—	27,749,176
Unrealized Appreciation Depreciation on Forward Foreign Currency Exchange Contracts	—	(8,965)	—	(8,965)
Value of Written Call Option Contracts	(8,060)	—	—	(8,060)
Total	$2,129,205	$25,602,946	$—	$27,732,151

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)          Non-income producing security.

(b)         All or a portion of this security is pledged as collateral for written option contracts.

(c)          Cost for federal income tax purposes is $23,796,465.

(d)         Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$5,279,264	$(1,326,553)	$3,952,711

9

Forward foreign currency exchange contracts outstanding on December 31, 2009, are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$982,371	$981,302	03/11/10	$1,069
IDR	331,043	329,519	03/11/10	1,524
INR	273,873	274,156	03/11/10	(283)
JPY	241,181	243,864	03/11/10	(2,683)
MYR	463,408	464,797	03/11/10	(1,389)
				$(1,762)

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	$247,026	$248,066	03/11/10	$1,040
JPY	79,105	81,945	03/11/10	2,840
KRW	82,252	82,188	03/11/10	(64)
NZD	83,117	82,283	03/11/10	(834)
PHP	246,194	245,737	03/11/10	(457)
SGD	135,850	136,677	03/11/10	827
THB	272,623	273,776	03/11/10	1,153
TWD	697,232	685,524	03/11/10	(11,708)
				$(7,203)

At December 31, 2009, the Fund held the following written call option contracts:

Risk Exposure/ Type

Equity Risk

Written Call Options

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Philippine Long Distance Co., ADR	$55.0	31	01/16/10	$5,647	$(8,060)

Total written call options: (proceeds $5,647)					$(8,060)

For the nine months ended December 31, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2009	—	$—
Options written	179	12,508
Options terminated in closing purchase transactions	(47)	(1,197)
Options exercised	(22)	(638)
Options expired	(79)	(5,026)
Options outstanding at December 31, 2009	31	$5,647

10

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

11

INVESTMENT PORTFOLIO

December 31, 2009 (Unaudited)	Columbia Select Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 98.2%
CONSUMER DISCRETIONARY — 16.8%
Diversified Consumer Services — 4.1%
	Apollo Group, Inc., Class A (a)	1,257,830	76,199,342
Diversified Consumer Services Total			76,199,342
Hotels, Restaurants & Leisure — 2.0%
	Carnival Corp. (a)	1,192,341	37,785,286
Hotels, Restaurants & Leisure Total			37,785,286
Internet & Catalog Retail — 6.9%
	Amazon.com, Inc. (a)	625,665	84,164,456
	priceline.com, Inc. (a)	209,255	45,722,217
Internet & Catalog Retail Total			129,886,673
Specialty Retail — 3.8%
	GameStop Corp., Class A (a)	394,189	8,648,507
	Staples, Inc.	2,526,190	62,119,012
Specialty Retail Total			70,767,519
CONSUMER DISCRETIONARY TOTAL			314,638,820
CONSUMER STAPLES — 3.9%
Food & Staples Retailing — 3.9%
	Costco Wholesale Corp.	1,242,665	73,528,488
Food & Staples Retailing Total			73,528,488
CONSUMER STAPLES TOTAL			73,528,488
ENERGY — 2.9%
Energy Equipment & Services — 2.9%
	FMC Technologies, Inc. (a)	946,449	54,742,610
Energy Equipment & Services Total			54,742,610
ENERGY TOTAL			54,742,610
FINANCIALS — 7.1%
Capital Markets — 3.6%
	T. Rowe Price Group, Inc.	1,278,073	68,057,387
Capital Markets Total			68,057,387
Diversified Financial Services — 3.5%
	CME Group, Inc.	192,163	64,557,160
Diversified Financial Services Total			64,557,160
FINANCIALS TOTAL			132,614,547
HEALTH CARE — 28.6%
Biotechnology — 7.7%
	Celgene Corp. (a)	1,274,039	70,938,491
	Gilead Sciences, Inc. (a)	1,684,642	72,911,306
Biotechnology Total			143,849,797

1

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 6.2%
	Alcon, Inc.	297,120	48,831,672
	St. Jude Medical, Inc. (a)	1,856,170	68,269,932
Health Care Equipment & Supplies Total			117,101,604
Health Care Providers & Services — 3.8%
	Medco Health Solutions, Inc. (a)	1,127,371	72,050,281
Health Care Providers & Services Total			72,050,281
Life Sciences Tools & Services — 6.9%
	Covance, Inc. (a)	610,977	33,341,015
	Illumina, Inc. (a)	1,690,020	51,799,113
	QIAGEN N.V. (a)	2,035,651	45,435,730
Life Sciences Tools & Services Total			130,575,858
Pharmaceuticals — 4.0%
	Allergan, Inc.	1,185,172	74,677,688
Pharmaceuticals Total			74,677,688
HEALTH CARE TOTAL			538,255,228
INDUSTRIALS — 3.0%
Air Freight & Logistics — 3.0%
	Expeditors International of Washington, Inc.	1,642,882	57,057,292
Air Freight & Logistics Total			57,057,292
INDUSTRIALS TOTAL			57,057,292
INFORMATION TECHNOLOGY — 28.9%
Communications Equipment — 8.5%
	QUALCOMM, Inc.	1,735,980	80,306,435
	Research In Motion Ltd. (a)	1,160,745	78,396,717
Communications Equipment Total			158,703,152
Computers & Peripherals — 7.5%
	Apple, Inc. (a)	360,190	75,949,663
	EMC Corp. (a)	3,726,669	65,104,908
Computers & Peripherals Total			141,054,571
Internet Software & Services — 6.7%
	Akamai Technologies, Inc. (a)	2,065,400	52,316,582
	Google, Inc., Class A (a)	118,539	73,491,809
Internet Software & Services Total			125,808,391
IT Services — 4.2%
	MasterCard, Inc., Class A	310,834	79,567,287
IT Services Total			79,567,287

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 2.0%
	Salesforce.com, Inc. (a)	515,800	38,050,566
Software Total			38,050,566
INFORMATION TECHNOLOGY TOTAL			543,183,967
MATERIALS — 3.6%
Chemicals — 3.6%
	Mosaic Co.	1,134,990	67,792,953
Chemicals Total			67,792,953
MATERIALS TOTAL			67,792,953
TELECOMMUNICATION SERVICES — 3.4%
Wireless Telecommunication Services — 3.4%
	America Movil SAB de CV, Series L, ADR	1,363,267	64,046,284
Wireless Telecommunication Services Total			64,046,284
TELECOMMUNICATION SERVICES TOTAL			64,046,284

	Total Common Stocks (cost of $1,542,950,621)		1,845,860,189

		Par ($)
Short-Term Obligation — 2.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 6/04/12, market value $40,070,000 (repurchase proceeds $39,284,000)	39,284,000	39,284,000

	Total Short-Term Obligation (cost of $39,284,000)		39,284,000

	Total Investments — 100.3% (cost of $1,582,234,621)(b)(c)		1,885,144,189

	Other Assets & Liabilities, Net — (0.3)%		(5,258,829)

	Net Assets — 100.0%		1,879,885,360

3

Notes to Investment Portfolio:

*       Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,845,860,189	$—	$—	$1,845,860,189
Total Short-Term Obligation	—	39,284,000	—	39,284,000
Total Investments	$1,845,860,189	$39,284,000	$—	$1,885,144,189

(a)          Non-income producing security.

(b)         Cost for federal income tax purposes is $1,582,234,621.

(c)          Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$352,943,793	$(50,034,225)	$302,909,568

Acronym	Name
ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Select Opportunities Fund

		Shares	Value ($)*
Common Stocks — 99.4%
CONSUMER DISCRETIONARY — 10.4%
Auto Components — 0.5%
	Nokian Renkaat Oyj	25,148	610,169
Auto Components Total			610,169
Diversified Consumer Services — 0.6%
	H&R Block, Inc.	32,756	740,941
Diversified Consumer Services Total			740,941
Hotels, Restaurants & Leisure — 1.3%
	Bally Technologies, Inc. (a)	19,431	802,306
	Brinker International, Inc.	35,934	536,135
	Burger King Holdings, Inc.	22,252	418,783
Hotels, Restaurants & Leisure Total			1,757,224
Media — 1.0%
	Comcast Corp., Class A	30,277	510,470
	DIRECTV, Class A (a)	24,589	820,043
Media Total			1,330,513
Multiline Retail — 2.1%
	Big Lots, Inc. (a)	38,504	1,115,846
	J.C. Penney Co., Inc.	14,429	383,955
	Target Corp.	25,175	1,217,715
Multiline Retail Total			2,717,516
Specialty Retail — 3.6%
	Belle International Holdings Ltd.	470,000	542,916
	Collective Brands, Inc. (a)	49,863	1,135,381
	GameStop Corp., Class A (a)	41,297	906,056
	Jo-Ann Stores, Inc. (a)	46,323	1,678,746
	Urban Outfitters, Inc. (a)	13,654	477,753
Specialty Retail Total			4,740,852
Textiles, Apparel & Luxury Goods — 1.3%
	Hanesbrands, Inc. (a)	28,192	679,709
	NIKE, Inc., Class B	14,159	935,485
	Ports Design Ltd.	24,500	75,869
Textiles, Apparel & Luxury Goods Total			1,691,063
CONSUMER DISCRETIONARY TOTAL			13,588,278
CONSUMER STAPLES — 9.2%
Beverages — 2.7%
	Carlsberg A/S, Class B	13,658	1,007,914
	Molson Coors Brewing Co., Class B	18,073	816,177
	PepsiCo, Inc.	28,003	1,702,582
Beverages Total			3,526,673

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 2.9%
	BJ’s Wholesale Club, Inc. (a)	26,784	876,105
	Wal-Mart Stores, Inc.	36,010	1,924,735
	Walgreen Co.	26,063	957,033
Food & Staples Retailing Total			3,757,873
Food Products — 1.0%
	Archer-Daniels-Midland Co.	25,059	784,597
	Sanderson Farms, Inc.	10,718	451,871
Food Products Total			1,236,468
Personal Products — 1.4%
	Avon Products, Inc.	32,693	1,029,830
	Hypermarcas SA (a)	36,000	826,302
Personal Products Total			1,856,132
Tobacco — 1.2%
	Philip Morris International, Inc.	33,812	1,629,400
Tobacco Total			1,629,400
CONSUMER STAPLES TOTAL			12,006,546
ENERGY — 13.9%
Energy Equipment & Services — 5.0%
	Cameron International Corp. (a)	18,371	767,908
	CARBO Ceramics, Inc.	8,474	577,673
	National-Oilwell Varco, Inc.	17,747	782,465
	Noble Corp.	13,779	560,805
	Pioneer Drilling Co. (a)	40,390	319,081
	Schlumberger Ltd.	11,302	735,647
	Smith International, Inc.	14,142	384,238
	Tenaris SA, ADR	15,813	674,424
	Transocean Ltd. (a)	5,827	482,476
	Weatherford International Ltd. (a)	39,472	706,943
	Wellstream Holdings PLC	61,492	524,142
Energy Equipment & Services Total			6,515,802
Oil, Gas & Consumable Fuels — 8.9%
	Apache Corp.	9,379	967,631
	Cimarex Energy Co.	20,931	1,108,715
	Comstock Resources, Inc. (a)	6,417	260,338
	Continental Resources, Inc. (a)	10,041	430,659
	Denbury Resources, Inc. (a)	60,306	892,529
	Devon Energy Corp.	11,854	871,269

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	EOG Resources, Inc.	10,673	1,038,483
	Exxon Mobil Corp.	31,406	2,141,575
	Hess Corp.	12,866	778,393
	Occidental Petroleum Corp.	16,317	1,327,388
	Peabody Energy Corp.	11,404	515,575
	Petroleo Brasileiro SA, ADR	12,566	599,147
	StatoilHydro ASA, ADR	30,128	750,488
Oil, Gas & Consumable Fuels Total			11,682,190
ENERGY TOTAL			18,197,992
FINANCIALS — 15.3%
Capital Markets — 4.4%
	Charles Schwab Corp.	51,321	965,861
	Goldman Sachs Group, Inc.	5,739	968,973
	Invesco Ltd.	32,024	752,244
	Morgan Stanley	35,732	1,057,667
	Raymond James Financial, Inc.	36,080	857,622
	TD Ameritrade Holding Corp. (a)	35,918	696,091
	Waddell & Reed Financial, Inc., Class A	16,808	513,316
Capital Markets Total			5,811,774
Commercial Banks — 4.7%
	Fifth Third Bancorp.	106,537	1,038,736
	First Horizon National Corp. (a)	60,832	815,152
	HDFC Bank Ltd., ADR	4,197	545,946
	Itau Unibanco Holding SA, ADR	24,618	562,275
	TCF Financial Corp.	54,141	737,400
	Wells Fargo & Co.	93,176	2,514,820
Commercial Banks Total			6,214,329
Consumer Finance — 0.8%
	American Express Co.	25,291	1,024,791
Consumer Finance Total			1,024,791
Diversified Financial Services — 2.7%
	Hong Kong Exchanges & Clearing Ltd.	31,000	551,875
	JPMorgan Chase & Co.	63,846	2,660,463
	Portfolio Recovery Associates, Inc. (a)	6,013	269,863
Diversified Financial Services Total			3,482,201
Insurance — 2.4%
	ACE Ltd. (a)	8,126	409,550
	AON Corp.	13,498	517,513
	Axis Capital Holdings Ltd.	12,174	345,863
	Principal Financial Group, Inc.	39,601	952,008

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Prudential Financial, Inc.	16,990	845,423
Insurance Total			3,070,357
Real Estate Investment Trusts (REITs) — 0.3%
	Redwood Trust, Inc.	27,019	390,695
Real Estate Investment Trusts (REITs) Total			390,695
FINANCIALS TOTAL			19,994,147
HEALTH CARE — 10.8%
Biotechnology — 0.5%
	Gilead Sciences, Inc. (a)	16,680	721,911
Biotechnology Total			721,911
Health Care Equipment & Supplies — 2.4%
	Baxter International, Inc.	20,327	1,192,788
	Covidien PLC	12,005	574,919
	Hospira, Inc. (a)	10,582	539,682
	NuVasive, Inc. (a)	10,568	337,965
	Smith & Nephew PLC, ADR	9,034	462,993
Health Care Equipment & Supplies Total			3,108,347
Health Care Providers & Services — 1.9%
	Express Scripts, Inc. (a)	9,587	828,796
	Mednax, Inc. (a)	7,938	477,153
	UnitedHealth Group, Inc.	37,274	1,136,112
Health Care Providers & Services Total			2,442,061
Health Care Technology — 0.3%
	MedAssets, Inc. (a)	16,629	352,701
Health Care Technology Total			352,701
Life Sciences Tools & Services — 0.8%
	Life Technologies Corp. (a)	13,600	710,328
	QIAGEN N.V. (a)	15,600	348,192
Life Sciences Tools & Services Total			1,058,520
Pharmaceuticals — 4.9%
	Abbott Laboratories	23,534	1,270,601
	Allergan, Inc.	8,752	551,463
	AstraZeneca PLC, ADR	11,703	549,339
	Bayer AG	11,933	953,746
	Merck & Co., Inc.	34,507	1,260,886
	Sanofi-Aventis SA, ADR	32,835	1,289,430

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Teva Pharmaceutical Industries Ltd., ADR	10,865	610,396
Pharmaceuticals Total			6,485,861
HEALTH CARE TOTAL			14,169,401
INDUSTRIALS — 10.5%
Aerospace & Defense — 0.9%
	United Technologies Corp.	17,706	1,228,974
Aerospace & Defense Total			1,228,974
Air Freight & Logistics — 0.6%
	Atlas Air Worldwide Holdings, Inc. (a)	7,251	270,100
	UTI Worldwide, Inc.	35,452	507,672
Air Freight & Logistics Total			777,772
Construction & Engineering — 0.9%
	EMCOR Group, Inc. (a)	22,208	597,395
	Insituform Technologies, Inc., Class A (a)	27,044	614,440
Construction & Engineering Total			1,211,835
Industrial Conglomerates — 1.8%
	General Electric Co.	59,056	893,517
	Siemens AG, ADR	9,724	891,691
	Tyco International Ltd. (a)	16,422	585,937
Industrial Conglomerates Total			2,371,145
Machinery — 2.7%
	Caterpillar, Inc.	16,116	918,451
	Dover Corp.	13,687	569,516
	Joy Global, Inc.	11,623	599,630
	Kubota Corp.	62,000	570,142
	Parker Hannifin Corp.	16,374	882,231
Machinery Total			3,539,970
Marine — 1.7%
	A.P. Moller - Maersk A/S, Class B	167	1,167,783
	Diana Shipping, Inc. (a)	35,343	511,767
	Genco Shipping & Trading Ltd.	25,441	569,369
Marine Total			2,248,919
Professional Services — 1.0%
	Huron Consulting Group, Inc. (a)	17,264	397,763
	Monster Worldwide, Inc. (a)	25,041	435,713
	TrueBlue, Inc. (a)	27,643	409,393
Professional Services Total			1,242,869
Road & Rail — 0.9%
	Landstar System, Inc.	12,534	485,943

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Union Pacific Corp.	11,256	719,259
Road & Rail Total			1,205,202
INDUSTRIALS TOTAL			13,826,686
INFORMATION TECHNOLOGY — 19.2%
Communications Equipment — 1.6%
	Adtran, Inc.	23,812	536,961
	QUALCOMM, Inc.	34,773	1,608,599
Communications Equipment Total			2,145,560
Computers & Peripherals — 5.4%
	Apple, Inc. (a)	10,029	2,114,715
	Hewlett-Packard Co.	47,788	2,461,560
	International Business Machines Corp.	19,469	2,548,492
Computers & Peripherals Total			7,124,767
Electronic Equipment, Instruments & Components — 1.3%
	Agilent Technologies, Inc. (a)	19,311	599,993
	Brightpoint, Inc. (a)	40,826	300,071
	Tyco Electronics Ltd.	34,559	848,423
Electronic Equipment, Instruments & Components Total			1,748,487
Internet Software & Services — 2.5%
	DealerTrack Holdings, Inc. (a)	20,726	389,441
	Google, Inc., Class A (a)	3,249	2,014,315
	Yahoo!, Inc. (a)	47,824	802,487
Internet Software & Services Total			3,206,243
IT Services — 1.9%
	Hewitt Associates, Inc., Class A (a)	12,013	507,670
	MasterCard, Inc., Class A	2,205	564,436
	Redecard SA	40,700	670,646
	Western Union Co.	35,306	665,518
IT Services Total			2,408,270
Semiconductors & Semiconductor Equipment — 2.3%
	Advanced Energy Industries, Inc. (a)	31,982	482,288
	Atmel Corp. (a)	129,263	595,902
	Disco Corp.	6,100	379,685
	Intel Corp.	55,315	1,128,426
	Micron Technology, Inc. (a)	43,137	455,527
Semiconductors & Semiconductor Equipment Total			3,041,828
Software — 4.2%
	Electronic Arts, Inc. (a)	38,752	687,848

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Microsoft Corp.	107,575	3,279,962
	Nuance Communications, Inc. (a)	28,123	437,031
	Oracle Corp.	42,005	1,030,803
Software Total			5,435,644
INFORMATION TECHNOLOGY TOTAL			25,110,799
MATERIALS — 6.2%
Chemicals — 1.2%
	Albemarle Corp.	11,113	404,180
	Monsanto Co.	6,692	547,071
	Potash Corp. of Saskatchewan, Inc.	5,371	582,753
Chemicals Total			1,534,004
Construction Materials — 0.7%
	Cemex SAB de CV, ADR (a)	84,772	1,002,005
Construction Materials Total			1,002,005
Containers & Packaging — 0.3%
	Owens-Illinois, Inc. (a)	12,651	415,839
Containers & Packaging Total			415,839
Metals & Mining — 4.0%
	AK Steel Holding Corp.	28,058	599,038
	Allegheny Technologies, Inc.	12,314	551,298
	ArcelorMittal, NY Registered Shares	20,796	951,417
	Freeport-McMoRan Copper & Gold, Inc. (a)	16,449	1,320,690
	Kaiser Aluminum Corp.	12,973	539,936
	Nucor Corp.	13,600	634,440
	Thompson Creek Metals Co., Inc. (a)	53,830	630,888
Metals & Mining Total			5,227,707
MATERIALS TOTAL			8,179,555
TELECOMMUNICATION SERVICES — 1.4%
Wireless Telecommunication Services — 1.4%
	American Tower Corp., Class A (a)	15,261	659,428
	Millicom International Cellular SA	6,784	500,456
	Mobile TeleSystems OJSC, ADR	13,795	674,437
Wireless Telecommunication Services Total			1,834,321
TELECOMMUNICATION SERVICES TOTAL			1,834,321
UTILITIES — 2.5%
Gas Utilities — 0.7%
	PT Perusahaan Gas Negara Tbk	2,314,000	955,678
Gas Utilities Total			955,678

7

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Independent Power Producers & Energy Traders — 0.6%
	AES Corp. (a)	60,018	798,839
Independent Power Producers & Energy Traders Total			798,839
Multi-Utilities — 1.2%
	Alliant Energy Corp.	25,443	769,905
	Public Service Enterprise Group, Inc.	24,031	799,031
Multi-Utilities Total			1,568,936
UTILITIES TOTAL			3,323,453

	Total Common Stocks (cost of $98,580,513)		130,231,178

		Par ($)
Short-Term Obligation — 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 06/15/12, market value $1,160,631 (repurchase proceeds $1,135,000)	1,135,000	1,135,000

	Total Short-Term Obligation (cost of $1,135,000)		1,135,000

	Total Investments — 100.3% (cost of $99,715,513)(b)(c)		131,366,178

	Other Assets & Liabilities, Net — (0.3)%		(340,962)

	Net Assets — 100.0%		131,025,216

8

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•     Level 1 — quoted prices in active markets for identical securities

•     Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$12,359,324	$1,228,954	$—	$13,588,278
Consumer Staples	10,172,330	1,834,216	—	12,006,546
Energy	17,673,850	524,142	—	18,197,992
Financials	19,442,272	551,875	—	19,994,147
Health Care	13,215,655	953,746	—	14,169,401
Industrials	12,088,761	1,737,925	—	13,826,686
Information Technology	24,060,468	1,050,331	—	25,110,799
Materials	8,179,555	—	—	8,179,555
Telecommunication Services	1,834,321	—	—	1,834,321
Utilities	2,367,775	955,678	—	3,323,453
Total Common Stocks	121,394,311	8,836,867	—	130,231,178
Total Short-Term Obligation	—	1,135,000	—	1,135,000
Total Investments	$121,394,311	$9,971,867	$—	$131,366,178

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $99,715,513.
(c)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$32,432,371	$(781,706)	$31,650,665

Acronym		Name

ADR		American Depositary Receipt

10

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Select Small Cap Fund

		Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 18.2%
Automobiles — 2.9%
	Thor Industries, Inc.	520,000	16,328,000
Automobiles Total			16,328,000
Diversified Consumer Services — 3.4%
	Sotheby’s	860,000	19,332,800
Diversified Consumer Services Total			19,332,800
Hotels, Restaurants & Leisure — 3.0%
	P.F. Chang’s China Bistro, Inc. (a)	460,000	17,438,600
Hotels, Restaurants & Leisure Total			17,438,600
Household Durables — 3.4%
	Meritage Home Corp. (a)	380,000	7,345,400
	Ryland Group, Inc.	620,000	12,214,000
Household Durables Total			19,559,400
Specialty Retail — 3.9%
	RadioShack Corp.	300,000	5,850,000
	Williams-Sonoma, Inc.	800,000	16,624,000
Specialty Retail Total			22,474,000
Textiles, Apparel & Luxury Goods — 1.6%
	Liz Claiborne, Inc. (a)	1,600,000	9,008,000
Textiles, Apparel & Luxury Goods Total			9,008,000
CONSUMER DISCRETIONARY TOTAL			104,140,800
ENERGY — 9.6%
Energy Equipment & Services — 4.4%
	Helix Energy Solutions Group, Inc. (a)	820,000	9,635,000
	Helmerich & Payne, Inc.	400,000	15,952,000
Energy Equipment & Services Total			25,587,000
Oil, Gas & Consumable Fuels — 5.2%
	Overseas Shipholding Group, Inc.	300,000	13,185,000
	St. Mary Land & Exploration Co.	480,000	16,435,200
Oil, Gas & Consumable Fuels Total			29,620,200
ENERGY TOTAL			55,207,200
FINANCIALS — 13.3%
Capital Markets — 8.8%
	Cowen Group, Inc. (a)	420,000	2,486,400
	Greenhill & Co., Inc.	200,000	16,048,000
	KBW, Inc. (a)	572,000	15,649,920
	Legg Mason, Inc.	540,000	16,286,400
Capital Markets Total			50,470,720
Commercial Banks — 3.0%
	Wintrust Financial Corp.	440,000	13,547,600

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Zions Bancorporation	260,000	3,335,800
Commercial Banks Total			16,883,400
Real Estate Management & Development — 1.5%
	St. Joe Co. (a)	300,000	8,667,000
Real Estate Management & Development Total			8,667,000
FINANCIALS TOTAL			76,021,120
HEALTH CARE — 5.2%
Health Care Equipment & Supplies — 3.8%
	Cooper Companies, Inc.	400,000	15,248,000
	Wright Medical Group, Inc. (a)	360,000	6,822,000
Health Care Equipment & Supplies Total			22,070,000
Health Care Providers & Services — 1.4%
	Molina Healthcare, Inc. (a)	340,000	7,775,800
Health Care Providers & Services Total			7,775,800
HEALTH CARE TOTAL			29,845,800
INDUSTRIALS — 19.2%
Aerospace & Defense — 0.9%
	Triumph Group, Inc.	100,000	4,825,000
Aerospace & Defense Total			4,825,000
Building Products — 4.4%
	Quanex Building Products Corp.	620,000	10,521,400
	Simpson Manufacturing Co., Inc.	540,000	14,520,600
Building Products Total			25,042,000
Construction & Engineering — 3.6%
	Chicago Bridge & Iron Co., NV, N.Y. Registered Shares (a)	320,000	6,470,400
	Shaw Group, Inc. (a)	500,000	14,375,000
Construction & Engineering Total			20,845,400
Machinery — 4.0%
	Bucyrus International, Inc.	180,000	10,146,600
	Kaydon Corp.	360,000	12,873,600
Machinery Total			23,020,200
Professional Services — 3.2%
	FTI Consulting, Inc. (a)	220,000	10,375,200
	Monster Worldwide, Inc. (a)	440,000	7,656,000
Professional Services Total			18,031,200

2

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 3.1%
	Kansas City Southern (a)	540,000	17,976,600
Road & Rail Total			17,976,600
INDUSTRIALS TOTAL			109,740,400
INFORMATION TECHNOLOGY — 28.9%
Communications Equipment — 10.4%
	CommScope, Inc. (a)	440,000	11,673,200
	F5 Networks, Inc. (a)	360,000	19,072,800
	InterDigital, Inc. (a)	620,000	16,454,800
	Plantronics, Inc.	460,000	11,950,800
Communications Equipment Total			59,151,600
Electronic Equipment, Instruments & Components — 1.4%
	FLIR Systems, Inc. (a)	240,000	7,852,800
Electronic Equipment, Instruments & Components Total			7,852,800
IT Services — 4.0%
	Forrester Research, Inc. (a)	400,000	10,380,000
	Hewitt Associates, Inc., Class A (a)	300,000	12,678,000
IT Services Total			23,058,000
Semiconductors & Semiconductor Equipment — 8.3%
	Cabot Microelectronics Corp. (a)	260,000	8,569,600
	Power Integrations, Inc.	580,000	21,088,800
	Varian Semiconductor Equipment Associates, Inc. (a)	500,000	17,940,000
Semiconductors & Semiconductor Equipment Total			47,598,400
Software — 4.8%
	Fair Isaac Corp.	500,000	10,655,000
	Manhattan Associates, Inc. (a)	700,000	16,821,000
Software Total			27,476,000
INFORMATION TECHNOLOGY TOTAL			165,136,800
MATERIALS — 3.8%
Chemicals — 2.2%
	OM Group, Inc. (a)	400,000	12,556,000
Chemicals Total			12,556,000

3

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 1.6%
	Brush Engineered Materials, Inc. (a)	500,000	9,270,000
Metals & Mining Total			9,270,000
MATERIALS TOTAL			21,826,000
TELECOMMUNICATION SERVICES — 0.9%
Diversified Telecommunication Services — 0.9%
	Iridium Communications, Inc. (a)	660,000	5,299,800
Diversified Telecommunication Services Total			5,299,800
TELECOMMUNICATION SERVICES TOTAL			5,299,800

	Total Common Stocks (cost of $446,930,305)		567,217,920

		Par ($)
Short-Term Obligation — 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 06/15/12, market value $5,055,969 (repurchase proceeds $4,955,000)	4,955,000	4,955,000

	Total Short-Term Obligation (cost of $4,955,000)		4,955,000

	Total Investments — 100.0% (cost of $451,885,305)(b)(c)		572,172,920

	Other Assets & Liabilities, Net — 0.0%		790

	Net Assets — 100.0%		572,173,710

4

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•     Level 1 — quoted prices in active markets for identical securities

•     Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$567,217,920	$—	$—	$567,217,920
Total Short-Term Obligation	—	4,955,000	—	4,955,000
Total Investments	$567,217,920	$4,955,000	$—	$572,172,920

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $451,885,305.
(c)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$132,972,789	$(12,685,174)	$120,287,615

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions with companies which are or were affiliates during the nine months ended December 31, 2009, are as follows:

5

Security name: Innovative Solutions & Support, Inc.

Shares as of 03/31/09:	1,000,000
Shares purchased:	—
Shares sold:	(1,000,000)
Shares as of 12/31/09:	—
Dividend income earned:	$—
Value at end of period:	$—

6

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Short-Intermediate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 41.3%
BASIC MATERIALS — 1.5%
Chemicals — 0.8%
Dow Chemical Co.
	8.550% 05/15/19	1,050,000	1,252,802
EI Du Pont de Nemours & Co.
	6.000% 07/15/18	1,460,000	1,593,107
Chemicals Total			2,845,909
Iron/Steel — 0.7%
ArcelorMittal
	9.850% 06/01/19	1,050,000	1,358,072
Nucor Corp.
	5.850% 06/01/18	1,290,000	1,390,086
Iron/Steel Total			2,748,158
BASIC MATERIALS TOTAL			5,594,067
COMMUNICATIONS — 3.6%
Media — 1.7%
Comcast Cable Holdings LLC
	9.800% 02/01/12	3,595,000	4,068,839
Historic TW, Inc.
	9.150% 02/01/23	1,330,000	1,605,089
Time Warner Cable, Inc.
	3.500% 02/01/15	530,000	523,611
Media Total			6,197,539
Telecommunication Services — 1.9%
America Movil S.A. de C.V.
	5.500% 03/01/14	2,150,000	2,282,036
AT&T, Inc.
	5.500% 02/01/18	1,750,000	1,825,978
Cincinnati Bell, Inc.
	8.375% 01/15/14	500,000	508,750
Telefonica Emisiones SAU
	5.877% 07/15/19	1,255,000	1,345,147
	6.421% 06/20/16	1,125,000	1,248,673
Telecommunication Services Total			7,210,584
COMMUNICATIONS TOTAL			13,408,123
CONSUMER CYCLICAL — 1.6%
Retail — 1.6%
CVS Caremark Corp.
	6.125% 08/15/16	3,000,000	3,230,496

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
CVS Lease Pass Through Trust
	8.353% 07/10/31 (a)	595,920	655,649
Target Corp.
	5.875% 07/15/16	1,790,000	1,969,133
Retail Total			5,855,278
CONSUMER CYCLICAL TOTAL			5,855,278
CONSUMER NON-CYCLICAL — 2.9%
Beverages — 1.1%
Diageo Capital PLC
	4.375% 05/03/10	4,000,000	4,053,784
Beverages Total			4,053,784
Food — 0.9%
HJ Heinz Co.
	5.350% 07/15/13	2,045,000	2,198,346
SYSCO Corp.
	4.200% 02/12/13	1,175,000	1,229,230
Food Total			3,427,576
Healthcare Services — 0.3%
UnitedHealth Group, Inc.
	6.000% 06/15/17	1,065,000	1,114,594
Healthcare Services Total			1,114,594
Pharmaceuticals — 0.6%
Novartis Securities Investment Ltd.
	5.125% 02/10/19	2,275,000	2,389,947
Pharmaceuticals Total			2,389,947
CONSUMER NON-CYCLICAL TOTAL			10,985,901
ENERGY — 2.9%
Oil & Gas — 1.9%
Apache Corp.
	5.250% 04/15/13	1,675,000	1,795,066
ConocoPhillips
	4.400% 05/15/13	1,290,000	1,361,070
Hess Corp.
	8.125% 02/15/19	950,000	1,145,659
Marathon Oil Corp.
	7.500% 02/15/19	380,000	438,564
Petrobras International Finance Co.
	5.750% 01/20/20	2,225,000	2,263,464
Oil & Gas Total			7,003,823
Oil & Gas Services — 1.0%
Baker Hughes, Inc.
	7.500% 11/15/18	1,725,000	2,059,105

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Smith International, Inc.
	9.750% 03/15/19	1,470,000	1,862,088
Oil & Gas Services Total			3,921,193
ENERGY TOTAL			10,925,016
FINANCIALS — 22.4%
Banks — 17.7%
American Express Credit Corp.
	5.875% 05/02/13	940,000	1,008,769
BNP Paribas/BNP Paribas US Medium-Term Note Program LLC
	2.125% 12/21/12	2,155,000	2,143,876
Citibank NA
	1.625% 03/30/11 (b)	5,550,000	5,607,592
Citigroup, Inc.
	6.375% 08/12/14	5,480,000	5,737,050
Comerica Bank
	5.200% 08/22/17	1,305,000	1,209,777
Credit Suisse/New York NY
	5.000% 05/15/13	1,225,000	1,306,383
	6.000% 02/15/18	1,520,000	1,590,434
Deutsche Bank AG
	4.875% 05/20/13	2,730,000	2,900,292
	6.000% 09/01/17	1,500,000	1,635,333
Goldman Sachs Group, Inc.
	3.250% 06/15/12	2,505,000	2,602,530
	3.625% 08/01/12	1,500,000	1,545,457
	6.000% 05/01/14	320,000	350,006
	6.150% 04/01/18	3,755,000	4,019,724
JPMorgan Chase & Co.
	1.650% 02/23/11 (b)	1,945,000	1,966,778
	2.125% 06/22/12 (b)	3,140,000	3,176,044
	5.150% 10/01/15	4,030,000	4,173,246
	6.000% 01/15/18	1,395,000	1,499,618
JPMorgan Chase Capital XVIII
	6.950% 08/17/36	380,000	369,183
JPMorgan Chase Capital XX
	6.550% 09/29/36	840,000	769,858
JPMorgan Chase Capital XXII
	6.450% 02/02/37	290,000	266,143
Keycorp
	6.500% 05/14/13	1,045,000	1,078,584

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Merrill Lynch & Co., Inc.
	6.875% 04/25/18 (c)	1,075,000	1,158,246
Morgan Stanley
	5.550% 04/27/17	1,760,000	1,767,792
	5.950% 12/28/17	1,080,000	1,113,955
	7.300% 05/13/19	325,000	364,952
National City Corp.
	4.900% 01/15/15	1,260,000	1,287,191
Regions Bank
	3.250% 12/09/11 (b)	3,785,000	3,927,649
Republic New York Corp.
	9.500% 04/15/14	2,700,000	3,114,118
Sovereign Bank
	2.750% 01/17/12 (b)	1,945,000	1,996,453
Wachovia Corp.
	5.500% 05/01/13	2,940,000	3,123,259
	5.750% 02/01/18	1,760,000	1,836,680
Westpac Banking Corp.
	4.875% 11/19/19	1,525,000	1,505,183
Banks Total			66,152,155
Diversified Financial Services — 3.5%
BP Capital Markets PLC
	0.463% 03/17/10 (d)	3,900,000	3,902,348
	1.550% 08/11/11	2,920,000	2,941,141
Capital One Financial Corp.
	6.750% 09/15/17	1,630,000	1,753,989
John Deere Capital Corp., MTN
	5.650% 07/25/11	3,080,000	3,283,080
Lehman Brothers Holdings, Inc.
	4.250% 01/27/10 (e)(f)	2,960,000	614,200
	5.625% 01/24/13 (e)(f)	1,750,000	363,125
Diversified Financial Services Total			12,857,883
Insurance — 1.2%
MetLife, Inc.
	7.717% 02/15/19	1,660,000	1,950,724
New York Life Global Funding
	4.650% 05/09/13 (a)	2,000,000	2,100,738

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Prudential Financial, Inc.
	7.375% 06/15/19	480,000	538,160
Insurance Total			4,589,622
FINANCIALS TOTAL			83,599,660
INDUSTRIALS — 1.4%
Aerospace & Defense — 0.4%
McDonnell Douglas Corp.
	9.750% 04/01/12	1,190,000	1,370,480
Aerospace & Defense Total			1,370,480
Transportation — 1.0%
Norfolk Southern Corp.
	5.750% 04/01/18	1,105,000	1,168,890
Union Pacific Corp.
	7.875% 01/15/19	2,120,000	2,565,202
Transportation Total			3,734,092
INDUSTRIALS TOTAL			5,104,572
TECHNOLOGY — 1.1%
Software — 1.1%
Oracle Corp.
	5.250% 01/15/16	4,025,000	4,346,445
Software Total			4,346,445
TECHNOLOGY TOTAL			4,346,445
UTILITIES — 3.9%
Electric — 3.9%
Dominion Resources, Inc.
	5.200% 08/15/19	335,000	340,223
Duke Energy Carolinas LLC
	5.250% 01/15/18	2,120,000	2,219,829
Georgia Power Co.
	5.700% 06/01/17	3,140,000	3,407,148
Pacific Gas & Electric Co.
	5.625% 11/30/17	1,910,000	2,039,271
Southern Co.
	5.300% 01/15/12	2,050,000	2,196,409
Virginia Electric Power
	5.100% 11/30/12	3,140,000	3,391,184
	5.400% 01/15/16	1,110,000	1,171,599
Electric Total			14,765,663
UTILITIES TOTAL			14,765,663

	Total Corporate Fixed-Income Bonds & Notes (cost of $149,412,089)		154,584,725

5

		Par ($)	Value ($)
Government & Agency Obligations — 29.9%
U.S. GOVERNMENT AGENCIES — 5.8%
Federal Home Loan Mortgage Corp.
	3.000% 07/28/14	3,235,000	3,278,705
	4.000% 01/29/13	7,760,000	7,779,540
Federal National Mortgage Association
	3.625% 01/29/13	10,345,000	10,368,121
U.S. GOVERNMENT AGENCIES TOTAL			21,426,366
U.S. GOVERNMENT OBLIGATIONS — 24.1%
Israel Government AID Bond
	(g) 05/15/18	8,355,000	5,841,749
Resolution Funding Corp. Interest Strip
	(g) 10/15/17	6,230,000	4,507,100
U.S. Treasury Inflation Indexed Note
	1.625% 01/15/18	4,117,121	4,214,582
U.S. Treasury Notes
	0.875% 02/28/11	1,785,000	1,789,323
	1.375% 02/15/12	3,590,000	3,600,379
	2.750% 10/31/13	9,625,000	9,857,357
	3.000% 09/30/16	34,525,000	33,885,735
	3.125% 10/31/16	6,755,000	6,670,036
	3.375% 11/15/19	9,720,000	9,349,473
	4.500% 05/15/17	9,805,000	10,481,388
U.S. GOVERNMENT OBLIGATIONS TOTAL			90,197,122

	Total Government & Agency Obligations (cost of $113,252,528)		111,623,488
Commercial Mortgage-Backed Securities — 13.9%
Bank of America Commercial Mortgage, Inc.
	4.760% 11/10/39	4,350,000	4,235,322
Bear Stearns Commercial Mortgage Securities, Inc.
	6.480% 02/15/35	464,969	481,263
Commercial Mortgage Asset Trust
	7.230% 01/17/32 (d)	2,000,000	2,128,108
	7.800% 11/17/32 (01/11/10) (d)(h)	3,556,000	3,916,870
Greenwich Capital Commercial Funding Corp.
	5.918% 07/10/38 (01/01/10) (d)(h)	2,600,000	2,370,528
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.440% 06/12/47	730,000	635,951

6

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
LB-UBS Commercial Mortgage Trust
	6.653% 11/15/27	3,970,000	4,130,427
Morgan Stanley Dean Witter Capital I
	4.740% 11/13/36	3,085,000	3,136,929
	4.920% 03/12/35	750,000	762,582
	5.080% 09/15/37	4,050,000	4,127,127
	6.390% 07/15/33	869,825	906,581
Nomura Asset Securities Corp.
	7.572% 03/15/30 (01/11/10) (d)(h)	4,025,000	4,309,458
Salomon Brothers Mortgage Securities VII
	4.865% 03/18/36	3,320,000	3,392,881
Wachovia Bank Commercial Mortgage Trust
	5.001% 07/15/41	1,351,093	1,368,938
	5.037% 03/15/42	1,000,000	1,019,640
	5.087% 07/15/42 (01/01/10) (d)(h)	4,267,000	4,271,838
	5.110% 07/15/42 (01/01/10) (d)(h)	6,150,000	6,150,073
	5.230% 07/15/41 (01/01/10) (d)(h)	4,775,000	4,799,025

	Total Commercial Mortgage-Backed Securities (cost of $51,848,468)		52,143,541
Collateralized Mortgage Obligations — 5.8%
AGENCY — 5.8%
Federal Home Loan Mortgage Corp.
	4.375% 04/15/15	1,362,193	1,397,404
Government National Mortgage Association
	4.478% 08/16/32	2,925,000	3,039,346
	4.667% 09/16/25	2,800,000	2,929,115
	5.183% 05/16/28 (01/01/10) (d)(h)	10,355,000	10,986,036
	5.250% 07/16/29 (01/01/10) (d)(h)	3,198,287	3,355,602
AGENCY TOTAL			21,707,503

	Total Collateralized Mortgage Obligations (cost of $20,649,602)		21,707,503
Asset-Backed Securities — 3.4%
Capital One Multi-Asset Execution Trust
	1.333% 04/15/13 (01/15/10) (d)(h)	2,215,000	2,220,268
	4.700% 06/15/15	2,665,000	2,815,620
Chase Issuance Trust
	0.683% 01/15/12 (01/15/10) (d)(h)	4,940,000	4,940,519
USAA Auto Owner Trust
	4.900% 02/15/12	141,017	142,826

7

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
	5.070% 06/15/13	2,385,000	2,491,324

	Total Asset-Backed Securities (cost of $12,232,300)		12,610,557
Mortgage-Backed Securities — 1.1%
Federal National Mortgage Association
	4.680% 12/01/12	1,216,201	1,282,402
	4.790% 11/01/12	2,630,000	2,750,358
Government National Mortgage Association
	8.000% 05/15/23	1,257	1,444
	8.500% 01/15/17	9,055	10,097
	8.500% 04/15/17	5,876	6,414

	Total Mortgage-Backed Securities (cost of $3,938,277)		4,050,715
Municipal Bond — 0.1%
CALIFORNIA — 0.1%
CA State
	Series 2009,
	5.250% 04/01/14	305,000	308,922
CALIFORNIA TOTAL			308,922

	Total Municipal Bond (cost of $306,414)		308,922
Short-Term Obligation — 3.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by a U.S. Government Agency obligation maturing 01/15/13, market value $13,280,400 (repurchase proceeds $13,020,000)	13,020,000	13,020,000

	Total Short-Term Obligation (cost of $13,020,000)		13,020,000

	Total Investments — 99.0% (cost of $364,659,678)(i)(j)		370,049,451

	Other Assets & Liabilities, Net — 1.0%		3,768,701

	Net Assets — 100.0%		373,818,152

8

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Corporate Fixed-Income Bonds & Notes	$—	$154,584,725	$—	$154,584,725
Government & Agency Obligations
U.S. Government Agencies	—	21,426,366	—	21,426,366
U.S. Government Obligations	79,848,273	10,348,849	—	90,197,122
Total Government & Agency Obligations	79,848,273	31,775,215	—	111,623,488
Total Commercial Mortgage-Backed Securities	—	52,143,541	—	52,143,541
Total Collateralized Mortgage Obligations	—	21,707,503	—	21,707,503
Total Asset-Backed Securities	—	12,610,557	—	12,610,557
Total Mortgage-Backed Securities	—	4,050,715	—	4,050,715
Total Municipal Bond	—	308,922	—	308,922
Total Short-Term Obligation	—	13,020,000	—	13,020,000
Total Investments	$79,848,273	$290,201,178	$—	$370,049,451

9

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities, which are not illiquid, amounted to $2,756,387, which represents 0.7% of net assets.

(b)		Security is guaranteed by the Federal Deposit Insurance Corporation.
(c)		Investments in affiliates during the nine months ended December 31, 2009:

Security name: Merrill Lynch & Co., Inc. 6.875% 04/25/18

Par as of 03/31/09:		$1,075,000
Par purchased:		$—
Par sold:		$—
Par as of 12/31/09:		$1,075,000
Net realized gain/loss:		$—
Interest income earned:		$55,430
Value at end of period:		$1,158,246

As of January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.
(d)		The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2009.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2009, the value of these securities amounted to $977,325, which represents 0.3% of net assets.

(f)

The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued.  At December 31, 2009, the value of these securities amounted to $977,325, which represents 0.3% of net assets.

(g)		Zero coupon bond.
(h)		Parenthetical date represents the next interest rate reset date for the security.
(i)		Cost for federal income tax purposes is $364,659,678.
(j)		Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$12,134,073	$(6,744,300)	$5,389,773

Acronym	Name

AID	U.S. Agency for Intermediate Development
MTN	Medium-Term Note

10

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia U.S. Treasury Index Fund

		Par ($)	Value ($)*
Government & Agency Obligations — 98.2%
U.S. TREASURY BONDS — 17.2%
	3.500% 02/15/39 (a)	2,480,000	2,031,274
	4.250% 05/15/39 (a)	3,685,000	3,456,991
	4.375% 02/15/38 (a)	3,460,000	3,321,600
	4.500% 02/15/36 (a)	4,710,000	4,639,350
	4.500% 08/15/39 (a)	5,465,000	5,341,185
	5.000% 05/15/37 (a)	1,870,000	1,985,998
	5.375% 02/15/31 (a)	1,890,000	2,088,450
	5.500% 08/15/28 (a)	2,665,000	2,969,809
	6.125% 11/15/27 (a)	4,690,000	5,586,963
	6.125% 08/15/29 (a)	1,315,000	1,578,822
	6.875% 08/15/25 (a)	2,005,000	2,544,784
	7.250% 08/15/22 (a)	3,210,000	4,158,455
	7.500% 11/15/16 (a)	7,115,000	8,966,565
	7.875% 02/15/21 (a)	8,015,000	10,772,657
	8.125% 08/15/21 (a)	735,000	1,008,098
	8.750% 05/15/17	1,020,000	1,378,674
TOTAL U.S. TREASURY BONDS			61,829,675
U.S. TREASURY NOTES — 81.0%
	0.875% 04/30/11 (a)	10,710,000	10,724,223
	1.000% 07/31/11 (a)	8,070,000	8,082,291
	1.000% 08/31/11 (a)	3,745,000	3,746,902
	1.000% 09/30/11 (a)	12,900,000	12,896,478
	1.000% 10/31/11 (a)	3,970,000	3,966,427
	1.125% 06/30/11 (a)	15,660,000	15,723,611
	1.125% 01/15/12 (a)	7,495,000	7,487,970
	1.375% 05/15/12	7,040,000	7,040,000
	1.375% 09/15/12 (a)	3,760,000	3,742,373
	1.375% 10/15/12 (a)	1,695,000	1,685,466
	1.750% 08/15/12 (a)	2,165,000	2,179,038
	1.875% 06/15/12 (a)	6,475,000	6,545,823
	1.875% 02/28/14 (a)	9,160,000	9,009,007
	1.875% 04/30/14	10,805,000	10,582,990
	2.000% 11/30/13 (a)	5,015,000	4,988,360
	2.375% 08/31/14 (a)	3,730,000	3,702,607
	2.375% 09/30/14 (a)	5,285,000	5,240,395
	2.375% 10/31/14	3,135,000	3,100,954
	2.500% 03/31/13 (a)	6,390,000	6,535,270
	2.625% 06/30/14	10,370,000	10,445,348
	2.625% 07/31/14 (a)	3,100,000	3,115,500

1

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. TREASURY NOTES — (continued)
	2.625% 04/30/16	4,620,000	4,476,706
	2.750% 02/15/19 (a)	5,775,000	5,316,609
	2.875% 01/31/13	7,100,000	7,351,276
	3.000% 09/30/16 (a)	8,615,000	8,455,485
	3.125% 04/30/13	960,000	1,000,200
	3.125% 09/30/13 (a)	12,500,000	12,991,212
	3.125% 05/15/19 (a)	6,185,000	5,857,387
	3.500% 02/15/18 (a)	5,670,000	5,623,489
	3.625% 08/15/19 (a)	7,835,000	7,702,784
	3.875% 02/15/13	8,990,000	9,574,350
	3.875% 05/15/18 (a)	5,425,000	5,508,496
	4.000% 02/15/15 (a)	4,805,000	5,106,812
	4.000% 08/15/18	7,905,000	8,073,598
	4.125% 05/15/15 (a)	2,230,000	2,377,737
	4.250% 08/15/14 (a)	4,445,000	4,795,390
	4.250% 11/15/17 (a)	8,150,000	8,542,219
	4.500% 09/30/11 (a)	11,930,000	12,648,592
	4.500% 04/30/12 (a)	7,780,000	8,341,008
	4.500% 02/15/16 (a)	4,500,000	4,854,024
	4.750% 05/15/14 (a)	6,975,000	7,674,676
	4.750% 08/15/17 (a)	3,360,000	3,645,862
	4.875% 04/30/11 (a)	1,355,000	1,427,196
	5.125% 06/30/11	8,285,000	8,803,782
TOTAL U.S. TREASURY NOTES			290,689,923

	Total Government & Agency Obligations (cost of $348,187,796)		352,519,598

		Shares
Securities Lending Collateral — 27.4%
	State Street Navigator Securities Lending Prime Portfolio (b) (7 day yield of 0.346%)	98,376,849	98,376,849

	Total Securities Lending Collateral (cost of $98,376,849)		98,376,849

		Par ($)
Short-Term Obligation — 0.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09 due 01/04/10 at 0.00%, collateralized by a U.S. Treasury obligation maturing 12/31/11, market value $2,575,306 (repurchase proceeds $2,520,000)	2,520,000	2,520,000

2

Value ($)
Total Short-Term Obligation (cost of $2,520,000)	2,520,000

Total Investments — 126.3% (cost of $449,084,645)(c)(d)	453,416,447

Obligation to Return Collateral for Securities Loaned — (27.4)%	(98,376,849)

Other Assets & Liabilities, Net — 1.1%	3,953,193

Net Assets — 100.0%	358,992,791

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$352,519,598	$—	$—	$352,519,598
Total Securities Lending Collateral	98,376,849	—	—	98,376,849
Total Short-Term Obligation	—	2,520,000	—	2,520,000
Total Investments	$450,896,447	$2,520,000	$—	$453,416,447

(a)	All or a portion of this security was on loan at December 31, 2009. The total market value of securities on loan at December 31, 2009 is $96,115,997.
(b)	Investment made with cash collateral received from securities lending activity.
(c)	Cost for federal income tax purposes is $449,084,645.
(d)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$6,632,542	$(2,300,740)	$4,331,802

4

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia Value and Restructuring Fund

		Shares	Value ($)*
Common Stocks — 98.7%
CONSUMER DISCRETIONARY — 4.8%
Household Durables — 2.9%
	Black & Decker Corp.	2,250,000	145,867,500
	Newell Rubbermaid, Inc.	3,800,000	57,038,000
Household Durables Total			202,905,500
Multiline Retail — 0.2%
	Dollar General Corp. (a)	700,000	15,701,000
Multiline Retail Total			15,701,000
Specialty Retail — 1.7%
	TJX Companies, Inc.	3,350,000	122,442,500
Specialty Retail Total			122,442,500
CONSUMER DISCRETIONARY TOTAL			341,049,000
CONSUMER STAPLES — 7.1%
Food Products — 1.2%
	Dean Foods Co. (a)	3,200,000	57,728,000
	Dole Food Co., Inc. (a)	2,250,000	27,922,500
Food Products Total			85,650,500
Personal Products — 1.6%
	Avon Products, Inc.	3,620,000	114,030,000
Personal Products Total			114,030,000
Tobacco — 4.3%
	Lorillard, Inc.	3,800,000	304,874,000
Tobacco Total			304,874,000
CONSUMER STAPLES TOTAL			504,554,500
ENERGY — 24.5%
Oil, Gas & Consumable Fuels — 24.5%
	Alpha Natural Resources, Inc. (a)(b)	5,950,000	258,111,000
	Anadarko Petroleum Corp.	2,350,000	146,687,000
	Cloud Peak Energy, Inc. (a)	1,150,000	16,744,000
	ConocoPhillips	3,000,000	153,210,000
	CONSOL Energy, Inc.	4,550,000	226,590,000
	Devon Energy Corp.	2,400,000	176,400,000
	El Paso Corp.	4,200,000	41,286,000
	Murphy Oil Corp.	1,100,000	59,620,000
	Noble Energy, Inc.	2,000,000	142,440,000
	PetroHawk Energy Corp. (a)	4,000,000	95,960,000
	Petroleo Brasileiro SA, ADR	7,400,000	352,832,000
	Rosetta Resources, Inc. (a)(c)(d)	2,300,000	45,839,000

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	W&T Offshore, Inc.	1,750,000	20,475,000
Oil, Gas & Consumable Fuels Total			1,736,194,000
ENERGY TOTAL			1,736,194,000
FINANCIALS — 15.9%
Capital Markets — 6.0%
	Apollo Investment Corp. (e)	4,200,000	40,026,000
	Goldman Sachs Group, Inc.	832,000	140,474,880
	Invesco Ltd.	5,850,000	137,416,500
	Morgan Stanley	3,650,000	108,040,000
Capital Markets Total			425,957,380
Commercial Banks — 2.0%
	Banco Santander SA, ADR	2,500,000	41,100,000
	PNC Financial Services Group, Inc.	1,900,000	100,301,000
Commercial Banks Total			141,401,000
Diversified Financial Services — 1.7%
	JPMorgan Chase & Co.	2,850,000	118,759,500
Diversified Financial Services Total			118,759,500
Insurance — 5.2%
	ACE Ltd. (a)	3,700,000	186,480,000
	Loews Corp.	2,300,000	83,605,000
	MetLife, Inc.	2,750,000	97,212,500
Insurance Total			367,297,500
Real Estate Investment Trusts (REITs) — 1.0%
	DiamondRock Hospitality Co.	4,900,000	41,503,000
	Host Hotels & Resorts, Inc. (a)	2,650,732	30,934,043
	Vintage Wine Trust, Inc. (a)(c)(d)	2,140,500	620,745
Real Estate Investment Trusts (REITs) Total			73,057,788
FINANCIALS TOTAL			1,126,473,168
HEALTH CARE — 5.5%
Biotechnology — 0.4%
	Talecris Biotherapeutics Holdings Corp. (a)	1,357,913	30,240,723
Biotechnology Total			30,240,723
Health Care Equipment & Supplies — 1.6%
	Baxter International, Inc.	1,900,000	111,492,000
Health Care Equipment & Supplies Total			111,492,000
Health Care Providers & Services — 1.8%
	AmerisourceBergen Corp.	4,900,000	127,743,000
Health Care Providers & Services Total			127,743,000

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 1.7%
	Bristol-Myers Squibb Co.	4,750,000	119,937,500
Pharmaceuticals Total			119,937,500
HEALTH CARE TOTAL			389,413,223
INDUSTRIALS — 14.7%
Aerospace & Defense — 2.6%
	AerCap Holdings NV (a)(b)	5,350,000	48,471,000
	United Technologies Corp.	1,950,000	135,349,500
Aerospace & Defense Total			183,820,500
Airlines — 1.5%
	Copa Holdings SA, Class A	1,950,000	106,216,500
Airlines Total			106,216,500
Construction & Engineering — 0.8%
	Aecom Technology Corp. (a)	2,050,000	56,375,000
Construction & Engineering Total			56,375,000
Industrial Conglomerates — 1.6%
	Tyco International Ltd. (a)	3,100,000	110,608,000
Industrial Conglomerates Total			110,608,000
Machinery — 3.5%
	AGCO Corp. (a)	3,500,000	113,190,000
	Eaton Corp.	2,155,000	137,101,100
Machinery Total			250,291,100
Road & Rail — 4.3%
	Ryder System, Inc.	1,700,000	69,989,000
	Union Pacific Corp.	3,700,000	236,430,000
Road & Rail Total			306,419,000
Trading Companies & Distributors — 0.4%
	RSC Holdings, Inc. (a)	4,400,000	30,976,000
Trading Companies & Distributors Total			30,976,000
INDUSTRIALS TOTAL			1,044,706,100
INFORMATION TECHNOLOGY — 8.0%
Communications Equipment — 5.0%
	CommScope, Inc. (a)	3,000,000	79,590,000
	Harris Corp.	5,300,000	252,015,000
	Nokia OYJ, ADR	1,850,000	23,772,500
Communications Equipment Total			355,377,500

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 3.0%
	International Business Machines Corp.	1,600,000	209,440,000
Computers & Peripherals Total			209,440,000
INFORMATION TECHNOLOGY TOTAL			564,817,500
MATERIALS — 13.0%
Chemicals — 4.4%
	Celanese Corp., Series A	4,990,000	160,179,000
	Lanxess AG	2,000,000	75,283,790
	PPG Industries, Inc.	1,250,000	73,175,000
Chemicals Total			308,637,790
Metals & Mining — 8.6%
	Freeport-McMoRan Copper & Gold, Inc. (a)	1,800,000	144,522,000
	Grupo Mexico SAB de CV, Series B	55,000,000	125,538,908
	Schnitzer Steel Industries, Inc., Class A	1,300,000	62,010,000
	Southern Copper Corp.	5,300,000	174,423,000
	Vale SA, ADR	3,650,000	105,959,500
Metals & Mining Total			612,453,408
MATERIALS TOTAL			921,091,198
TELECOMMUNICATION SERVICES — 4.1%
Diversified Telecommunication Services — 0.5%
	Windstream Corp.	3,700,000	40,663,000
Diversified Telecommunication Services Total			40,663,000
Wireless Telecommunication Services — 3.6%
	America Movil SAB de CV, Series L, ADR	5,400,000	253,692,000
Wireless Telecommunication Services Total			253,692,000
TELECOMMUNICATION SERVICES TOTAL			294,355,000
UTILITIES — 1.1%
Electric Utilities — 1.1%
	Enel SpA	7,500,000	43,551,831
	Entergy Corp.	450,000	36,828,000
Electric Utilities Total			80,379,831
UTILITIES TOTAL			80,379,831

	Total Common Stocks (cost of $5,439,730,842)		7,003,033,520

4

		Shares	Value ($)
Convertible Preferred Stocks — 0.4%
FINANCIALS — 0.4%
Commercial Banks — 0.2%
	Wells Fargo & Co., 7.500% (a)	16,000	14,688,000
Commercial Banks Total			14,688,000
Diversified Financial Services — 0.2%
	Citigroup, Inc., 7.500%	150,000	15,651,000
Diversified Financial Services Total			15,651,000
FINANCIALS TOTAL			30,339,000

	Total Convertible Preferred Stocks (cost of $24,414,780)		30,339,000

		Par ($)
Convertible Bond — 0.9%
CONSUMER DISCRETIONARY — 0.9%
Automobiles — 0.9%
Ford Motor Co.
	4.250% 11/15/16	50,000,000	62,687,500
Automobile Total			62,687,500
CONSUMER DISCRETIONARY TOTAL			62,687,500

	Total Convertible Bond (cost of $51,052,264)		62,687,500
Short-Term Obligation — 0.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/09, due 01/04/10 at 0.00%, collateralized by U.S. Government Agency obligations with various maturites to 05/12/14, market value $2,203,881 (repurchase proceeds $2,160,000)	2,160,000	2,160,000

	Total Short-Term Obligation (cost of $2,160,000)		2,160,000

	Total Investments — 100.0% (cost of $5,517,357,886)(f)(g)		7,098,220,020

	Other Assets & Liabilities, Net — (0.0)%		(2,518,167)

	Net Assets — 100.0%		7,095,701,853

5

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following table summarizes the inputs used, as of December 31, 2009 in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$341,049,000	$—	$—	$341,049,000
Consumer Staples	504,554,500	—	—	504,554,500
Energy	1,690,355,000	45,839,000	—	1,736,194,000
Financials	1,125,852,423	—	620,745	1,126,473,168
Health Care	389,413,223	—	—	389,413,223
Industrials	1,044,706,100	—	—	1,044,706,100
Information Technology	564,817,500	—	—	564,817,500
Materials	845,807,408	75,283,790	—	921,091,198
Telecommunication Services	294,355,000	—	—	294,355,000
Utilities	36,828,000	43,551,831	—	80,379,831
Total Common Stocks	6,837,738,154	164,674,621	620,745	7,003,033,520
Total Convertible Preferred Stocks	30,339,000	—	—	30,339,000
Total Convertible Bond	—	62,687,500	—	62,687,500
Total Short-Term Obligation	—	2,160,000	—	2,160,000
Total Investments	$6,868,077,154	$229,522,121	$620,745	$7,098,220,020

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine months ended December 31, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of March 31, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of December 31, 2009
Common Stocks Financials	$791,985	$—	$—	$535,125	$(706,365)	$—	$620,745

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at December 31, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $535,125.

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions with companies which are or were affiliates during the nine months ended December 31, 2009, are as follows:

Security name: AerCap Holdings NV

Shares as of 03/31/09:	5,000,000
Shares purchased:	652,369
Shares sold:	(302,369)
Shares as of 12/31/09:	5,350,000
Dividend income earned:	$—
Value at end of period:	$48,471,000

Security name: Alpha Natural Resources, Inc.

Shares as of 03/31/09:	3,875,000
Shares purchased:	175,000
Shares sold:	(213,800)
Corporate action:	2,113,800
Shares as of 12/31/09:	5,950,000
Dividend income earned:	$—
Value at end of period:	$258,111,000

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, these securities, which are not illiquid, except for the following, amounted to $46,459,745, which represents 0.7% of net assets.

7

	Security	Acquisition Date	Shares	Cost	Value
	Vintage Wine Trust, Inc.	03/16/2005 - 01/04/2007	2,140,500	$4,771,365	$620,745

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2009, the value of these securities amounted to $46,459,745, which represents 0.7% of net assets.

(e)	Closed-end Management Investment Company.
(f)	Cost for federal income tax purposes is $5,517,357,886.
(g)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Appreciation
	$2,251,038,837		$(670,176,703)	$1,580,862,134

Acronym	Name
ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
December 31, 2009 (Unaudited)	Columbia World Equity Fund

		Shares	Value ($)*
Common Stocks — 94.4%
CONSUMER DISCRETIONARY — 7.2%
Automobiles — 0.4%
	Daihatsu Motor Co., Ltd.	23,000	228,897
Automobiles Total			228,897
Media — 0.6%
	DISH Network Corp., Class A	14,520	301,580
Media Total			301,580
Multiline Retail — 1.9%
	Dollar Tree, Inc. (a)	4,770	230,391
	J.C. Penney Co., Inc.	8,031	213,705
	Target Corp.	10,750	519,978
Multiline Retail Total			964,074
Specialty Retail — 2.8%
	Advance Auto Parts, Inc.	6,720	272,025
	Best Buy Co., Inc.	9,600	378,816
	Inditex SA	4,821	298,727
	Pier 1 Imports, Inc. (a)	55,090	280,408
	Staples, Inc.	10,330	254,015
Specialty Retail Total			1,483,991
Textiles, Apparel & Luxury Goods — 1.5%
	LG Fashion Corp.	18,470	500,878
	Polo Ralph Lauren Corp.	3,670	297,197
Textiles, Apparel & Luxury Goods Total			798,075
CONSUMER DISCRETIONARY TOTAL			3,776,617
CONSUMER STAPLES — 6.9%
Beverages — 1.0%
	PepsiCo, Inc.	8,570	521,056
Beverages Total			521,056
Food & Staples Retailing — 1.8%
	Koninklijke Ahold NV	39,703	526,738
	Seven & I Holdings Co., Ltd.	18,600	377,526
Food & Staples Retailing Total			904,264
Food Products — 3.0%
	Nestle SA, Registered Shares	12,262	595,722
	Toyo Suisan Kaisha Ltd.	20,000	458,446
	Viterra, Inc. (a)	54,712	516,334
Food Products Total			1,570,502
Household Products — 0.5%
	Clorox Co.	4,370	266,570
Household Products Total			266,570

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — 0.6%
	Avon Products, Inc.	10,371	326,686
Personal Products Total			326,686
CONSUMER STAPLES TOTAL			3,589,078
ENERGY — 11.4%
Energy Equipment & Services — 3.7%
	Noble Corp.	7,620	310,134
	Shinko Plantech Co., Ltd.	55,700	561,411
	Technip SA	8,242	577,548
	Transocean Ltd. (a)	5,923	490,424
Energy Equipment & Services Total			1,939,517
Oil, Gas & Consumable Fuels — 7.7%
	Alpha Natural Resources, Inc. (a)	7,010	304,094
	Apache Corp.	5,942	613,036
	BP PLC, ADR	9,115	528,397
	Chevron Corp.	8,672	667,657
	Devon Energy Corp.	3,830	281,505
	EOG Resources, Inc.	3,360	326,928
	Petroleo Brasileiro SA, ADR	11,136	530,964
	Total SA	11,578	741,936
Oil, Gas & Consumable Fuels Total			3,994,517
ENERGY TOTAL			5,934,034
FINANCIALS — 16.3%
Capital Markets — 3.2%
	Credit Suisse Group AG, Registered Shares	5,123	252,314
	Goldman Sachs Group, Inc.	3,227	544,847
	Morgan Stanley	12,193	360,913
	Northern Trust Corp.	4,225	221,390
	T. Rowe Price Group, Inc.	5,730	305,122
Capital Markets Total			1,684,586
Commercial Banks — 8.9%
	Banco Bilbao Vizcaya Argentaria SA	30,065	544,608
	Banco Bradesco SA, ADR	15,491	338,788
	Banco Santander SA	44,823	736,437
	Barclays PLC	84,851	373,911
	BB&T Corp.	8,970	227,569
	Credit Agricole SA	17,021	296,738
	National Bank of Canada	9,300	535,671
	PNC Financial Services Group, Inc.	9,471	499,974

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Toronto-Dominion Bank	8,635	544,595
U.S. Bancorp	24,737	556,830
Commercial Banks Total		4,655,121
Diversified Financial Services — 0.9%
JPMorgan Chase & Co.	11,822	492,623
Diversified Financial Services Total		492,623
Insurance — 3.3%
Axis Capital Holdings Ltd.	15,944	452,969
Baloise Holding AG, Registered Shares	5,992	499,115
Prudential Financial, Inc.	5,570	277,163
XL Capital Ltd., Class A	26,188	480,026
Insurance Total		1,709,273
FINANCIALS TOTAL		8,541,603
HEALTH CARE — 12.0%
Biotechnology — 1.2%
Amgen, Inc. (a)	4,627	261,750
Gilead Sciences, Inc. (a)	8,251	357,103
Biotechnology Total		618,853
Health Care Equipment & Supplies — 0.8%
Miraca Holdings, Inc.	15,800	432,455
Health Care Equipment & Supplies Total		432,455
Health Care Providers & Services — 4.6%
Express Scripts, Inc. (a)	4,241	366,635
Laboratory Corp. of America Holdings (a)	7,492	560,701
McKesson Corp.	8,557	534,813
Medco Health Solutions, Inc. (a)	7,420	474,212
UnitedHealth Group, Inc.	15,080	459,638
Health Care Providers & Services Total		2,395,999
Life Sciences Tools & Services — 0.5%
Life Technologies Corp. (a)	5,643	294,734
Life Sciences Tools & Services Total		294,734
Pharmaceuticals — 4.9%
AstraZeneca PLC, ADR	5,380	252,537
Johnson & Johnson	6,220	400,630
Novo-Nordisk A/S, Class B	8,735	558,890
Sanofi-Aventis SA	7,337	575,123
Santen Pharmaceutical Co., Ltd.	15,900	508,400

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Teva Pharmaceutical Industries Ltd., ADR	4,596	258,203
Pharmaceuticals Total			2,553,783
HEALTH CARE TOTAL			6,295,824
INDUSTRIALS — 12.0%
Aerospace & Defense — 2.1%
	Honeywell International, Inc.	7,130	279,496
	Lockheed Martin Corp.	2,517	189,656
	United Technologies Corp.	8,883	616,569
Aerospace & Defense Total			1,085,721
Commercial Services & Supplies — 0.7%
	Republic Services, Inc.	13,780	390,112
Commercial Services & Supplies Total			390,112
Construction & Engineering — 1.5%
	Foster Wheeler AG (a)	10,806	318,129
	Macmahon Holdings Ltd.	852,953	463,638
Construction & Engineering Total			781,767
Electrical Equipment — 2.5%
	Emerson Electric Co.	5,942	253,129
	First Solar, Inc. (a)	2,197	297,474
	Gamesa Corp., Tecnologica SA	18,723	313,865
	Sumitomo Electric Industries Ltd.	19,400	240,458
	SunPower Corp., Class A (a)	7,937	187,948
Electrical Equipment Total			1,292,874
Industrial Conglomerates — 0.5%
	General Electric Co.	19,023	287,818
Industrial Conglomerates Total			287,818
Machinery — 3.2%
	Danaher Corp.	3,870	291,024
	Dover Corp.	7,350	305,834
	Kubota Corp.	30,000	275,875
	Nabtesco Corp.	21,000	239,522
	Parker Hannifin Corp.	4,938	266,059
	Sulzer AG, Registered Shares	3,475	270,732
Machinery Total			1,649,046
Professional Services — 1.5%
	Atkins WS PLC	53,244	525,071

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Manpower, Inc.	5,078	277,158
Professional Services Total		802,229
INDUSTRIALS TOTAL		6,289,567
INFORMATION TECHNOLOGY — 16.5%
Communications Equipment — 0.9%
Brocade Communications Systems, Inc. (a)	31,418	239,719
CommScope, Inc. (a)	8,940	237,178
Communications Equipment Total		476,897
Computers & Peripherals — 5.2%
Apple, Inc. (a)	3,206	676,017
EMC Corp. (a)	34,820	608,305
Hewlett-Packard Co.	11,518	593,292
International Business Machines Corp.	4,083	534,465
Teradata Corp. (a)	9,937	312,320
Computers & Peripherals Total		2,724,399
Electronic Equipment, Instruments & Components — 0.8%
Venture Corp., Ltd.	65,000	407,607
Electronic Equipment, Instruments & Components Total		407,607
Internet Software & Services — 2.6%
Akamai Technologies, Inc. (a)	10,350	262,166
Google, Inc., Class A (a)	1,090	675,778
Tencent Holdings Ltd.	20,400	440,191
Internet Software & Services Total		1,378,135
IT Services — 2.9%
Accenture PLC, Class A	14,070	583,905
Fiserv, Inc. (a)	5,673	275,027
MasterCard, Inc., Class A	1,495	382,690
Redecard SA	16,100	265,293
IT Services Total		1,506,915
Semiconductors & Semiconductor Equipment — 1.4%
Avago Technologies Ltd. (a)	3,752	68,624
Samsung Electronics Co., Ltd.	468	319,636
Xilinx, Inc.	13,870	347,582
Semiconductors & Semiconductor Equipment Total		735,842
Software — 2.7%
BMC Software, Inc. (a)	11,856	475,426
Misys PLC (a)	126,707	437,488

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Oracle Corp.	20,649	506,726
Software Total			1,419,640
INFORMATION TECHNOLOGY TOTAL			8,649,435
MATERIALS — 5.1%
Chemicals — 4.4%
	BASF SE	5,681	352,372
	Calgon Carbon Corp. (a)	30,689	426,577
	Linde AG	5,341	642,870
	Makhteshim-Agan Industries Ltd.	91,965	435,783
	Praxair, Inc.	5,670	455,358
Chemicals Total			2,312,960
Metals & Mining — 0.7%
	Vale SA	12,400	359,343
Metals & Mining Total			359,343
MATERIALS TOTAL			2,672,303
TELECOMMUNICATION SERVICES — 3.9%
Diversified Telecommunication Services — 3.2%
	Tele2 AB, Class B	39,620	606,973
	Telefonica O2 Czech Republic AS	18,368	417,577
	Telekomunikacja Polska SA	55,339	304,899
	Verizon Communications, Inc.	10,948	362,707
Diversified Telecommunication Services Total			1,692,156
Wireless Telecommunication Services — 0.7%
	Vodafone Group PLC	147,357	341,235
Wireless Telecommunication Services Total			341,235
TELECOMMUNICATION SERVICES TOTAL			2,033,391
UTILITIES — 3.1%
Electric Utilities — 0.5%
	FPL Group, Inc.	4,450	235,049
Electric Utilities Total			235,049
Independent Power Producers & Energy Traders — 0.5%
	Energy Development Corp.	2,648,750	267,471
Independent Power Producers & Energy Traders Total			267,471
Multi-Utilities — 0.6%
	Public Service Enterprise Group, Inc.	10,120	336,490
Multi-Utilities Total			336,490

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Water Utilities — 1.5%
	Hyflux Ltd.	302,000	758,487
Water Utilities Total			758,487
UTILITIES TOTAL			1,597,497
	Total Common Stocks (cost of $42,383,580)		49,379,349
Investment Companies — 6.0%
	Columbia Emerging Markets Fund, Class Z (b)	158,441	1,739,678
	Columbia Greater China Fund, Class Z (b)	14,939	799,078
	WisdomTree India Earnings Fund	27,212	600,569

	Total Investment Companies (cost of $2,259,613)		3,139,325

	Total Investments — 100.4% (cost of $44,643,193)(c)(d)		52,518,674

	Other Assets & Liabilities, Net — (0.4)%		(207,008)

	Net Assets — 100.0%		52,311,666

7

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Written options are valued at the last reported sale price, or in absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of December 31, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$2,748,115	$1,028,502	$—	$3,776,617
Consumer Staples	1,630,646	1,958,432	—	3,589,078
Energy	4,053,139	1,880,895	—	5,934,034
Financials	5,838,480	2,703,123	—	8,541,603
Health Care	4,220,956	2,074,868	—	6,295,824
Industrials	3,960,406	2,329,161	—	6,289,567
Information Technology	6,779,220	1,870,215	—	8,649,435
Materials	881,935	1,790,368	—	2,672,303
Telecommunication Services	362,707	1,670,684	—	2,033,391
Utilities	571,539	1,025,958	—	1,597,497
Total Common Stocks	31,047,143	18,332,206	—	49,379,349
Total Investment Companies	3,139,325	—	—	3,139,325
Total Investments	34,186,468	18,332,206	—	52,518,674
Unrealized Appreciation Depreciation on Forward Foreign Currency Exchange Contracts	—	(90,320)	—	(90,320)
Total	$34,186,468	$18,241,886	$—	$52,428,354

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Investments in affiliates during the nine months ended December 31, 2009:

	Security name: Columbia Emerging Markets Fund, Class Z

	Shares as of 03/31/09:	—
	Shares purchased:	231,868
	Shares sold:	(73,427)
	Shares as of 12/31/09:	158,441
	Net realized gain:	$163,469
	Dividend income earned:	$33,488
	Value at end of period:	$1,739,678

9

	Security name: Columbia Greater China Fund, Class Z

	Shares as of 03/31/09:		33,994
	Shares purchased:		—
	Shares sold:		(19,055)
	Shares as of 12/31/09:		14,939
	Net realized gain:		$339,688
	Dividend income earned:		$4,634
	Value at end of period:		$799,078

(c)	Cost for federal income tax purposes is $44,643,193.
(d)	Unrealized appreciation and depreciation at December 31, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$10,122,693	$(2,247,212)	$7,875,481

For the nine month period ended December 31, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2009	76	$7,562
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(76)	(7,562)
Options outstanding at December 31, 2009	—	$—

Forward foreign currency exchange contracts outstanding on December 31, 2009 are:

Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$1,672,083	$1,674,213	03/11/10	$(2,130)
CAD	1,014,474	1,000,283	03/11/10	14,191
EUR	2,333,583	2,365,810	03/11/10	(32,227)
GBP	2,610,726	2,639,914	03/11/10	(29,188)
JPY	1,263,247	1,311,061	03/11/10	(47,814)
				$(97,168)

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	$517,025	$524,629	03/11/10	$7,604
DKK	415,017	420,461	03/11/10	5,444
ILS	787,669	788,688	03/11/10	1,019
INR	788,390	788,495	03/11/10	105
KRW	1,051,271	1,049,556	03/11/10	(1,715)
PLN	425,617	422,171	03/11/10	(3,446)
SEK	264,258	262,832	03/11/10	(1,426)
SGD	782,382	786,613	03/11/10	4,231
TWD	267,419	262,451	03/11/10	(4,968)
				$6,848

10

Acronym	Name
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
INR	Indian Rupees
JPY	Japanese Yen
KRW	South Korean Won
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

11

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 19, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 19, 2010